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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 11/30/17

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	VK-HYM-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.83%(a)

Alabama–3.26%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$3,250	$3,589,592
Series 2016, RB	6.00%	06/01/2050	5,400	6,039,144
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	12,750	14,460,030
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,561,832
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	12,670	10,780,523
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,479,968
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,634,216
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,705	6,553,400
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS-AGM) (c)(d)	6.50%	10/01/2038	7,000	6,056,750
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS-AGM) (c)(d)	6.60%	10/01/2042	11,700	10,082,943
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.50%	10/01/2039	27,640	23,121,966
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.75%	10/01/2046	96,055	79,850,521
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(d)	7.90%	10/01/2050	64,400	53,352,824
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	24,000	29,589,120
Series 2016 A, Gas Project RB	5.00%	09/01/2046	39,935	49,235,063
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(e)	6.95%	01/01/2020	3	0
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(f)(g)	1.00%	07/01/2040	3,401	3,401,000
				307,788,892

Alaska–0.33%

Alaska (State of) Municipal Bond Bank Authority (Master Resolution); Series 2017 A, RB(b)	5.50%	10/01/2046	22,000	26,072,860
Series 2017 A, RB	5.50%	10/01/2046	505	598,491
Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	27,225	2,568,406
Series 2006 C, Second Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2046	20,860	1,621,448
				30,861,205

American Samoa–0.14%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	13,345	13,248,916

Arizona–2.09%

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. Education RB(i)	6.00%	07/01/2037	13,845	15,019,333
Series 2017, Ref. Education RB(i)	6.00%	07/01/2047	15,000	16,094,250
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(i)	5.13%	07/01/2037	1,180	1,246,564
Series 2017 D, Ref. Education RB(i)	5.00%	07/01/2047	1,035	1,071,598
Series 2017 D, Ref. Education RB(i)	5.00%	07/01/2051	2,300	2,374,129
Series 2017-A, Ref. Education RB(i)	5.38%	07/01/2050	6,000	6,361,140
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(i)	5.70%	07/01/2047	10,730	11,471,872
Series 2016, Education RB(i)	5.80%	07/01/2052	4,920	5,276,602
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(i)	5.00%	07/01/2047	4,000	4,146,600
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,739,488
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,117,977

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Basis Schools); Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	$2,125	$2,198,015
Series 2016 A, Ref. Education RB(i)	5.00%	07/01/2046	2,000	2,068,720
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	2,947,213
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(i)	6.75%	07/01/2044	5,250	5,887,087
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,905,619
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB(b)(j)(k)	5.00%	07/01/2018	3,500	3,575,145
Series 2008 A, Sr. Lien Airport RB(b)(j)(k)	5.00%	07/01/2018	5,000	5,107,350
Series 2008 A, Sr. Lien Airport RB(b)(j)(k)	5.00%	07/01/2018	5,000	5,107,350
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	6,785	7,150,983
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	8,935	9,416,954
Series 2009 A, Jr. Lien Water System RB(b)(j)(k)	5.00%	07/01/2019	5,500	5,796,670
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/2026	2,030	2,029,899
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,242,970
Pima (County of) Industrial Development Authority (American Leadership); Series 2015, Ref. Education Facility RB(i)	5.38%	06/15/2035	2,370	2,403,630
Series 2015, Ref. Education Facility RB(i)	5.63%	06/15/2045	3,500	3,507,385
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,147,496
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,324,584
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,286,890
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	220,820
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,590,243
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB(j)(k)	8.50%	07/01/2019	1,645	1,803,940
Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	3,052,877
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,884,024
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB(j)(k)	6.10%	06/01/2019	1,400	1,492,274
Pima (County of) Industrial Development Authority (Premier Charter High School); Series 2016 A, Ref. Education Facility RB(i)	7.00%	07/01/2045	3,315	3,163,438
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	585,422
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	10,355
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,359,007
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	5,424,165
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(i)	7.13%	07/01/2027	1,323	1,323,357
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	235	235,054
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,886,111
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,373,347
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/2033	3,000	3,258,360
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,886,652
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments); Series 2017 A, Multifamily Housing RB(l)	5.50%	05/01/2051	4,435	3,339,865
Series 2017 B, Multifamily Housing RB(l)	2.50%	05/01/2051	1,700	502,027

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

University Medical Center Corp.; Series 2009, Hospital RB(j)(k)	6.25%	07/01/2019	$1,650	$1,766,969
Series 2009, Hospital RB(j)(k)	6.50%	07/01/2019	2,100	2,256,996
Series 2011, Hospital RB(j)(k)	6.00%	07/01/2021	2,600	2,978,352
				197,417,168

California–13.86%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,437,580
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(j)(k)	7.63%	01/01/2020	4,340	4,876,250
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(b)(j)(k)	5.13%	04/01/2019	22,295	23,372,071
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2047	50,640	53,588,767
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	5,000	5,274,700
Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	21,000	24,117,240
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(h)	0.00%	06/01/2033	16,125	6,196,354
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(h)	0.00%	06/01/2046	25,000	3,761,000
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(b)	5.25%	04/01/2040	6,255	8,483,406
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	8,745	11,163,867
Series 2014 U-6, RB(b)	5.00%	05/01/2045	15,000	20,270,400
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,290,070
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(b)	5.00%	11/01/2047	10,000	13,056,300
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,640,820
Series 2016 A, RB(i)	5.00%	11/01/2046	3,000	3,248,580
California (State of) Municipal Finance Authority (Chevron U.S.A. Inc.); Series 2010 A, VRD Recovery Zone Facility RB(f)	0.83%	11/01/2035	3,000	3,000,000
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,081,750
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,627,740
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,860	2,938,135
Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,000	2,054,640
Series 2008 B, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	3,840	3,944,909
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB(i)(j)(k)	6.00%	07/02/2018	1,170	1,201,122
Series 2008 A, Educational Facility RB(i)(j)(k)	6.13%	07/02/2018	2,415	2,480,978
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB(j)(k)	8.50%	10/01/2019	1,000	1,123,580
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	6,750	7,307,280
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,793,896
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(i)(m)	5.00%	07/01/2037	13,500	14,663,970
Series 2012, Water Furnishing RB(i)(m)	5.00%	11/21/2045	29,210	31,598,502
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB(i)(m)	7.00%	12/01/2027	10,500	10,330,110
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(f)(g)	0.88%	11/01/2026	1,000	1,000,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,424,020
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,209,550

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	$2,000	$2,134,380
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB(j)(k)	7.25%	11/01/2021	1,500	1,814,100
Series 2011, RB(j)(k)	7.50%	11/01/2021	5,500	6,703,510
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,822,096
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB(j)(k)	6.00%	05/15/2018	5,000	5,108,050
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000)(i)	6.75%	06/01/2045	6,700	6,910,045
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,752,854
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2010, RB(j)(k)	7.50%	06/01/2019	1,640	1,767,690
Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,550,263
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	5,000	5,514,350
Series 2016 A, RB(i)	5.00%	12/01/2036	1,500	1,643,235
Series 2016 A, RB(i)	5.00%	12/01/2041	1,370	1,488,368
Series 2016 A, RB(i)	5.25%	12/01/2056	39,000	42,530,280
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(i)	7.00%	11/15/2029	1,745	1,903,062
Series 2009, Senior Living RB(i)	7.25%	11/15/2041	3,500	3,828,720
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	6.00%	10/01/2042	2,895	3,169,185
Series 2012, RB	6.00%	10/01/2047	1,785	1,949,131
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,002,700
Series 2006 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2046	181,950	27,599,995
California (State of); Series 2013, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%) (j)(n)	1.35%	12/01/2022	5,000	5,000,000
Series 2013 D, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.29%) (j)(n)	1.26%	12/01/2020	5,000	5,000,000
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	14,440	17,146,200
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2035	6,605	7,814,508
Series 2017, Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2047	12,000	12,756,960
Series 2017, Various Purpose Unlimited Tax GO Bonds	5.00%	08/01/2046	24,000	28,074,000
Series 2017, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	11/01/2047	15,000	17,823,450
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,380,000
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,729,851
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,816,287
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,217,510
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB(j)(k)	6.10%	09/01/2018	2,615	2,707,676
Series 2008, Special Tax RB(j)(k)	6.20%	09/01/2018	5,960	6,175,633
Eden (Township of) Healthcare District; Series 2010, COP(j)(k)	6.13%	06/01/2020	2,510	2,787,656
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,279,682
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,646,926
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,609,475

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Foothill-Eastern Transportation Corridor Agency; Series 2014 A, Ref. Toll Road CAB RB(INS-AGM) (c)(h)	0.00%	01/15/2036	$65,000	$31,947,500
Series 2014 A, Ref. Toll Road CAB RB(INS-AGM) (c)(h)	0.00%	01/15/2037	20,000	9,399,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,795,400
Series 2014 A, Toll Road Conv. CAB RB(d)	6.85%	01/15/2042	5,000	4,412,700
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,970,412
Golden State Tobacco Securitization Corp.; Series 2007, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	19,205	19,349,037
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	28,360	28,359,433
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	46,490	46,490,000
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	47,402,320
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(h)	0.00%	06/01/2047	185,000	24,020,400
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI)(c)	5.00%	09/01/2037	3,395	3,398,225
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,625	3,626,196
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	158,815	47,118,822
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(h)	0.00%	06/01/2057	46,635	2,635,344
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.)(f)(g)	0.83%	04/01/2033	2,600	2,600,000
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	375	376,035
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(b)	5.00%	07/01/2043	66,530	74,748,451
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/2039	4,490	6,374,273
Series 2009 C, Gas RB	6.50%	11/01/2039	11,015	15,637,555
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/2028	5,515	5,573,404
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB(j)(k)	7.00%	08/01/2021	4,750	5,656,585
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	2,260	2,242,666
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2046	26,605	8,356,897
Regents of the University of California; Series 2014 AM, RB(b)	5.00%	05/15/2044	34,545	39,348,482
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB(j)(k)	6.25%	10/01/2018	1,780	1,852,321
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,843,780
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB(j)(k)	6.13%	09/01/2018	1,000	1,034,870
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2036	7,650	3,824,771
Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2037	13,130	6,288,613
Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2038	13,515	6,209,872
Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2039	13,895	6,070,726
Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2040	14,280	6,031,729
Series 2011 D, Unlimited Tax CAB GO Bonds(INS-AGM) (c)(h)	0.00%	08/01/2041	14,080	5,711,974
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	20,980	24,455,127
Series 2011, RB	8.00%	12/01/2031	9,875	11,813,956
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(d)	5.25%	07/01/2042	10,000	6,725,800
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(d)	6.63%	07/01/2041	20,000	16,742,600
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2016 B, RB(m)	5.00%	05/01/2046	5,000	5,738,150
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(j)(k)	6.25%	08/01/2019	1,000	1,078,520
Series 2009 D, Tax Allocation RB(j)(k)	6.50%	08/01/2019	1,000	1,082,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2036	$5,710	$2,190,699
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2038	2,000	671,040
Series 2013 C, Special Tax CAB RB(h)	0.00%	08/01/2043	17,000	4,216,000
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,854,210
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	12,000	13,424,040
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(m)	6.40%	12/01/2041	14,123	14,130,909
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,001,460
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,641,993
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB(b)	5.00%	03/01/2047	20,000	23,032,400
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB(m)	5.00%	03/01/2047	7,815	8,999,910
San Jose (City of); Series 2017 A, Ref. Airport RB(b)(m)	5.00%	03/01/2041	10,000	11,568,400
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(d)	6.63%	08/01/2042	4,080	3,554,251
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB(j)(k)	7.00%	09/01/2019	3,500	3,826,410
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM)(c)(d)	6.75%	02/01/2052	7,500	5,106,900
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB(h)	0.00%	06/01/2047	20,000	3,084,600
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	10,000	3,540,000
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB(o)	6.15%	12/01/2043	4,400	4,204,068
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2045	18,085	462,976
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2046	18,085	409,806
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2047	18,085	362,966
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2048	18,085	321,370
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2049	18,085	284,658
Series 2008 A, Tax Allocation CAB RB(h)	0.00%	12/01/2050	18,085	252,105
Series 2008 A, Tax Allocation RB(e)	6.00%	12/01/2033	1,475	1,474,897
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(h)	0.00%	06/01/2046	35,000	4,834,550
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(h)	0.00%	06/01/2046	47,000	4,422,230
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,003
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,866,851
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,216,979
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,770	3,777,276
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	14,550	3,274,187
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	7,000	1,480,430
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	15,715	3,122,571
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/01/2023	37,560	6,174,113
				1,307,850,219

Colorado–2.94%

Amber Creak Metropolitan District; Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	515	514,979
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	994,988
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,500	3,219,125
Canyons Metropolitan District No. 5; Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	1,750	1,771,000
Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	4,735	4,793,051
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	3,039,840
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB(i)	5.00%	12/01/2047	7,000	7,204,330

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	$1,000	$1,015,790
Series 2017 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	500	503,965
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,670,179
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,012,380
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,585,724
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB(j)(k)	7.00%	08/01/2018	1,500	1,555,320
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2008 A, Charter School RB(j)(k)	7.25%	10/01/2018	500	524,065
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(i)	6.75%	04/01/2040	1,730	1,731,955
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(j)(k)	7.40%	12/01/2018	2,000	2,118,580
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB(j)(k)	7.75%	08/01/2019	4,000	4,399,480
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,760,382
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	750	815,138
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,755,815
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.00%	01/01/2044	21,000	23,320,920
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,150	1,192,446
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	1,300	1,371,734
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,300,240
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB(j)(k)	6.00%	11/15/2020	1,600	1,795,472
Series 2010 A, RB(j)(k)	6.25%	11/15/2020	4,750	5,364,270
Series 2011, RB(j)(k)	5.75%	11/15/2021	1,000	1,149,020
Series 2011, RB(j)(k)	6.00%	11/15/2021	1,195	1,384,407
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	800,424
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,260,848
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,815,174
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	5,085	5,539,294
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	15,246,423
Cornerstar Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,039,520
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,697,864
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(m)	5.00%	10/01/2032	39,000	42,319,290
Douglas (County of) Sierra Ridge Metropolitan District No. 2, Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,053,640
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,477,605
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(p)	3.38%	12/01/2032	4,500	2,745,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,940	5,173,069
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	950	1,007,361
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,110,093
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,051,175
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,025,120
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,609	2,608,478

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Johnston (Town of) Plaza Metropolitan District; Series 2016 A, Special RB	5.25%	12/01/2036	$4,000	$3,878,440
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	11,565,120
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	230	230,097
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	800,312
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,199,876
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,511,825
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(p)	1.80%	12/01/2034	1,500	420,000
North Range Metropolitan District No. 2, Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	3,270	3,300,346
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,931,652
Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,854,593
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	24,395	34,334,743
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	260,000
Solaris Metropolitan District No.3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,788,733
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2037	515	556,195
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2047	500	534,895
Series 2017 A-2, Unlimited Tax GO Bonds	5.00%	12/01/2047	325	347,682
University of Colorado; Series 2014 A, Enterprise RB(b)	5.00%	06/01/2046	16,835	19,051,496
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(d)(j)(k)	9.50%	12/01/2021	1,000	1,308,460
				277,709,438

Connecticut–0.22%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $4,405,000)(e)(i)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of) (Whitney Center); Series 2009 A, Facility RB	7.63%	01/01/2030	3,020	3,180,332
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,317,681
Series 2009 C, RB(j)	5.50%	01/01/2022	2,000	1,931,360
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,280,560
				21,119,533

Delaware–0.08%

Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,219,690
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,444,109
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(m)	6.25%	06/01/2028	3,405	3,407,247
				7,071,046

District of Columbia–1.84%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada)(f)(g)	0.99%	10/01/2036	675	675,000
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,000	2,161,240
Series 2011, RB	6.63%	03/01/2041	5,150	5,579,613
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,693,700
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,312,600
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2037	500	532,065
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,318,050
Series 2017 A, RB	5.00%	07/01/2052	4,250	4,443,970
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	13,171,049
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(j)(k)	6.38%	10/01/2019	2,000	2,169,900
Series 2009, Hospital RB(j)(k)	6.50%	10/01/2019	5,000	5,435,950

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(h)	0.00%	06/15/2055	$60,320	$1,975,480
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB(b)	5.00%	10/01/2052	20,000	23,073,600
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(b)	5.00%	10/01/2044	27,000	30,217,320
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	16,165	17,224,939
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	21,000	24,100,860
Metropolitan Washington Airports Authority; Series 2017, Ref. Airport System RB(b)(m)	5.00%	10/01/2047	26,850	30,725,261
				173,810,597

Florida–5.51%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	10,500	10,517,220
Series 2007, IDR	5.88%	11/15/2042	20,365	20,397,991
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/2044	2,500	2,771,050
Series 2014, RB	6.38%	11/15/2049	5,250	5,841,465
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,180,690
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,927,725
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,332,660
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/2031	3,000	3,435,240
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,752,768
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,796,920
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(e)	7.88%	05/01/2038	4,900	1,764,000
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.); Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2045	4,000	4,322,760
Series 2015, Ref. Senior Housing RB(i)	6.00%	07/01/2050	5,090	5,483,915
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,586,385
Capital Trust Agency Inc. (Tallahassee Tapestry); Series 2015, First Mortgage RB(i)	6.75%	12/01/2035	5,405	5,454,672
Series 2015, First Mortgage RB(i)	7.00%	12/01/2045	2,000	2,029,240
Series 2015, First Mortgage RB(i)	7.13%	12/01/2050	2,000	2,038,320
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,030	1,032,276
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(i)	8.13%	05/15/2044	5,560	6,199,456
Series 2014 A, Continuing Care Community RB(i)	8.25%	05/15/2049	44,570	49,864,470
Series 2015, Continuing Care Community RB(i)	5.25%	05/15/2022	4,005	4,014,412
Series 2015 A, Continuing Care Community RB(i)	5.50%	05/15/2025	345	349,402
Series 2015 A, Continuing Care Community RB(i)	6.25%	05/15/2035	875	879,611
Series 2015 A, Continuing Care Community RB(i)	6.50%	05/15/2049	3,000	3,017,400
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,057,280
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(j)(k)	7.25%	10/01/2021	14,000	16,773,120
Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2017, Ref. Secondary Sub. Lien CAB RB(h)(i)	0.00%	05/15/2037	970	9,700
Series 2017, Ref. Taxable Sr. Lien Conv. CAB RB(d)(i)	6.38%	05/15/2037	1,280	843,571
Series 2017 A, Ref. Taxable Sr. Lien RB(i)	6.38%	05/15/2037	2,705	2,725,937
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,556,638
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,486,980
Series 2015, Educational Facilities RB(i)	6.13%	06/15/2046	14,035	14,790,504
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/2038	2,580	2,662,947
Series 2012, RB	7.00%	10/01/2026	100	112,308
Series 2012, RB	7.25%	10/01/2041	595	668,298

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB(e)	5.25%	05/01/2039	$1,335	$13
Series 2007 A-2, Special Assessment RB(e)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB(d)	6.75%	05/01/2039	29,060	16,854,800
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(j)(k)	8.00%	08/15/2019	1,000	1,113,380
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,165	1,165,117
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,311,335
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,712,175
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,890,931
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	11,100,300
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/2032	1,880	1,957,813
Series 2012, IDR	5.75%	06/15/2042	3,210	3,239,179
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	6,535	6,537,091
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds(b)(j)(k)	5.00%	07/01/2018	15,210	15,536,559
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2037	15,605	18,012,695
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2038	15,985	18,425,270
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC)(b)(c)(m)	5.25%	10/01/2033	16,500	17,010,675
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(j)(k)	6.00%	08/01/2020	365	404,909
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	147,762
Series 2010, Ref. Hospital RB(j)(k)	6.13%	08/01/2020	185	205,826
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	71,316
Miami-Dade (County of) School Board; Series 2008 B, COP(b)(j)(k)	5.25%	05/01/2018	5,000	5,079,700
Series 2008 B, COP(b)(j)(k)	5.25%	05/01/2018	10,000	10,159,400
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2035	12,000	5,902,920
Series 2009, Sub. Special Obligation CAB RB(h)	0.00%	10/01/2042	42,215	15,116,347
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,435	1,435,890
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,326,175
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,283
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,335
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,283
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,493
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(b)(m)	5.00%	10/01/2047	35,580	40,973,572
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)(j)(k)	5.00%	05/01/2024	20,305	24,153,001
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB(q)	6.13%	05/01/2035	410	34,850
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	380	380,509
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,333,990
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,410	1,243,070
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/2021	400	428,216
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,437,915

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(f)(g)	0.97%	11/01/2038	$620	$620,000
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	1,220	1,222,062
Reunion East Community Development District; Series 2002 A-2, Special Assessment RB(o)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB(e)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	155	159,182
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,145	2,202,872
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(i)	10.00%	12/28/2021	5,350	5,854,452
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB(e)	5.38%	01/01/2049	11,363	7,656,734
Series 2014 B, Ref. Sub. Health Care RB(e)	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(j)(k)	6.00%	08/01/2020	4,000	4,442,880
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB(j)(k)	6.25%	11/15/2019	150	163,077
Series 2009 A, Ref. RB(j)(k)	6.50%	11/15/2019	1,000	1,091,950
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,375	962,274
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,385	4,611,748
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,479,340
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)(c)	6.00%	10/01/2029	13,440	17,876,813
Tampa-Hillsborough (County of) Expressway Authority; Series 2017, RB	5.00%	07/01/2047	10,000	11,527,600
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(o)	6.80%	05/01/2039	4,895	1,713,250
				519,792,737

Georgia–1.08%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,374,941
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,835,040
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(j)(k)	7.38%	01/01/2019	12,000	12,740,760
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	37,555	43,400,436
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,162,355
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,200	2,402,708
Series 2010, RAC	6.13%	09/01/2040	5,510	5,977,799
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(i)	5.00%	11/01/2047	8,480	9,017,886
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(m)	6.13%	01/01/2034	9,615	9,632,596
				101,544,521

Guam–0.05%

Guam (Territory of) Waterworks Authority; Series 2017, Ref. Water & Wastewater System RB	5.00%	07/01/2040	4,000	4,468,480

Hawaii–0.22%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB(j)(k)	8.75%	11/15/2019	765	857,427
Series 2009 A, Special Purpose Senior Living RB(j)(k)	9.00%	11/15/2019	6,530	7,435,058
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(j)(k)	5.25%	04/01/2019	12,000	12,570,120
				20,862,605

Idaho–0.33%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000)(e)(i)(l)(m)	7.50%	11/01/2024	7,640	76

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/2044	$10,440	$11,812,234
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,218,690
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	955	955,879
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2040	1,000	1,035,910
Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2045	1,000	1,034,200
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-Profit Facilities RB	6.00%	06/01/2038	750	756,967
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2028	54	56,931
Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2036	526	549,246
Series 2014 A, Ref. Non-Profit Facilities RB(i)	6.75%	07/01/2048	1,061	1,100,213
Series 2014 B, Ref. Non-Profit Facilities CAB RB(h)(i)	0.00%	07/01/2049	9,112	1,044,250
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-Profit Facilities RB(j)(k)	8.25%	07/02/2018	745	774,517
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-Profit Facilities RB(j)(k)	6.13%	07/02/2018	1,580	1,623,813
				30,962,926

Illinois–11.96%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	560	560,818
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,740	1,785,971
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,285	2,344,044
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,002,850
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,001,760
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,390,335
Series 2005, Sales Tax RB	6.25%	01/01/2024	4,945	4,916,418
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,250	2,283,255
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB(i)	6.25%	09/01/2045	4,000	4,050,880
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	1,760	1,762,323
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,460	1,774,810
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,610	2,615,116
Chicago (City of) (O’Hare International Airport); Series 2017 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2039	15,000	17,226,300
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2042	10,000	11,281,800
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2047	17,500	19,612,075
Series 2017 D, Sr. Lien General Airport RB(m)	5.00%	01/01/2052	8,450	9,393,273
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,405	1,420,680
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/2042	17,200	17,427,212
Series 2013 A-2, Ref. Unlimited Tax GO Floadting Rate Bonds(r)	9.00%	03/01/2035	14,700	14,785,701
Series 2013 A-2, Ref. Unlimited Tax GO Floating Rate Bonds(r)	9.00%	03/01/2035	4,200	4,224,486
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	2,000	2,042,600
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	31,000	34,327,540
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	19,750	22,147,848
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/2049	27,000	29,943,270

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	$2,645	$2,863,583
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,342,812
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,257,490
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,338,502
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,569,323
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,703,425
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	11,505,777
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	405,514
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	431,020
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,691,205
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,016,160
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,299,078
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	9,820,474
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,627,645
Series 2014, Second Lien Wastewater Transmission RB	5.00%	01/01/2044	16,755	17,929,861
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,463,460
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,806,922
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,162,740
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	65,150	74,822,169
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	7,250	7,833,335
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,520,483
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,414	1,288,328
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	430	439,507
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,174,800
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,441,574
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,749,502
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/2027	2,400	2,293,104
Series 2012 A-2, RB	7.00%	11/15/2027	2,305	2,305,945
Series 2012 B, Ref. Sub. Floating Rate RB(r)	4.00%	11/15/2052	9,584	8,136,703
Series 2012 C-1, Ref. Sub. RB(h)	0.00%	11/15/2052	3,902	148,742
Series 2012 C-2, Ref. Sub. Conv. RB(s)	4.00%	11/15/2052	780	218,033
Series 2012 C-3, Ref. Sub. Conv. RB(s)	4.00%	11/15/2052	780	133,494
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	7,735,490
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris Bank N.A.)(f)(g)	0.99%	02/01/2042	22,900	22,900,000
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/2025	840	840,706
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,629,139
Series 2010, RB	7.13%	02/15/2039	1,710	1,783,462
Series 2010, RB	7.25%	02/15/2045	8,900	9,293,914
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB(i)	6.00%	12/01/2045	3,715	3,841,087
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.)(f)(g)(i)	1.12%	08/01/2030	2,200	2,200,000
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/2028	500	500,280
Series 2006 A, RB	6.00%	08/15/2026	3,560	3,564,913
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,464,289
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,330,960
Series 2012, Ref. RB	5.75%	05/15/2046	500	529,050

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.25%	05/15/2037	$6,795	$6,901,002
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,830,615
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	9,000	9,724,140
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/2028	3,300	3,463,152
Series 2008, RB	7.75%	09/15/2038	8,215	9,111,503
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	7,144	392,991
Series 2016 A, RB	6.20%	05/15/2030	103	102,643
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,749,477
Series 2016 A, RB	6.33%	05/15/2048	12,165	12,164,142
Series 2016 A, RB	6.44%	05/15/2055	23,164	23,182,531
Series 2016 B, RB	5.63%	05/15/2020	6,322	6,286,632
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,038,815
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,669,116
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,917,409
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB(j)(k)	7.75%	08/15/2019	120	132,262
Series 2009 A, RB(j)(k)	7.75%	08/15/2019	12,680	13,975,642
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	786,848
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,549,065
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(j)(k)	7.25%	11/01/2018	24,235	25,507,580
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,495,450
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,074,292
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,096,900
Series 2009, RB(j)(k)	6.88%	08/15/2019	21,875	23,791,031
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	549,100
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,475	1,478,614
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,269,692
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,037,120
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,030	3,270,521
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,055,820
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	27,000	30,179,520
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.13%	11/15/2035	10,255	11,321,725
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,861,913
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, MFH RB(i)	5.45%	01/01/2046	2,500	2,342,200
Series 2016 A, MFH RB(i)	5.60%	01/01/2056	2,700	2,534,220
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, CAB Dedicated State Tax RB(INS-NATL) (c)(h)	0.00%	06/15/2034	25,000	12,077,250
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	58,170	60,834,186
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,294,723
Series 2012, CAB RB(h)	0.00%	12/15/2050	35,755	7,087,714
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,099,000
Series 2012 B, CAB RB(h)	0.00%	12/15/2051	13,165	2,488,975
Series 2015, CAB RB(h)	0.00%	12/15/2052	26,000	4,656,860
Series 2017 A, RB	5.00%	06/15/2057	8,500	9,138,095
Series 2017 B, Ref. CAB RB(h)	0.00%	12/15/2054	20,000	3,248,400
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA)(c)(i)	6.20%	06/15/2018	556	558,895
Illinois (State of) Toll Highway Authority; Series 2015 B, Sr. RB(b)	5.00%	01/01/2040	20,000	22,665,200

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Toll Highway Authority; Series 2008 B, RB(j)(k)	5.50%	01/01/2018	$29,000	$29,093,380
Illinois (State of); Series 2017 D, Unlimited Tax GO Bonds(b)	5.00%	11/01/2027	33,000	35,676,630
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,370,144
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	5,105	5,631,479
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	38,292,327
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	5,620	6,051,616
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	11,801,130
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,553,111
Series 2017 D, Unlimited Tax GO Bonds	3.25%	11/01/2026	9,000	8,297,640
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2027	6,250	6,756,937
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,095	3,157,550
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000)(i)(p)	2.88%	12/30/2025	1,800	684,000
Non-Profit Preferred Funding Trust I; Series 2006 C, RB(i)	4.72%	09/15/2037	3,000	720,326
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/2036	4,520	4,523,390
Series 2011, RB	8.50%	06/01/2041	3,290	3,543,494
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(o)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	19,185,512
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	748,744
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,680,980
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB(j)(k)	6.95%	01/01/2018	1,010	1,014,262
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,375	1,353,289
United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB(p)	3.90%	01/01/2026	3,045	1,613,850
Series 2007, Business District RB(p)	3.90%	01/01/2027	285	151,050
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(e)	6.25%	03/01/2035	5,408	2,433,600
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,755	3,759,506
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(m)	6.10%	12/01/2041	3,600	3,550,896
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/2030	2,000	2,084,920
Series 2010, RB	7.25%	11/15/2040	3,300	3,421,473
Series 2010, RB	7.38%	11/15/2045	1,700	1,765,926
Series 2012, RB	6.00%	05/15/2042	6,150	6,236,838
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(m)	7.00%	12/01/2042	2,855	2,890,773
				1,128,330,769

Indiana–1.90%

Allen (County of) Economic Development (StoryPoint Fort Wayne); Series 2017, RB(i)	6.63%	01/15/2034	625	659,694
Series 2017, RB(i)	6.75%	01/15/2043	1,625	1,708,298
Series 2017, RB(i)	6.88%	01/15/2052	1,850	1,948,938
Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/2027	1,550	1,716,486
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,254,607
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,223,458
Series 2012 A, RB	7.13%	11/15/2047	9,940	10,751,402
Chestertown (Town of) (Storypoint Chesterton); Series 2016 A-1, Economic Development RB(i)	6.38%	01/15/2051	3,000	3,131,340
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,301,190
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,786,592
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 A, Health Facilities RB	5.00%	08/15/2051	10,000	10,880,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/2040	$15,750	$17,863,808
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	880	880,343
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,386,717
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,589,622
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(m)	5.25%	01/01/2051	37,790	40,992,702
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,230,883
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC-Barclays Bank, PLC.)(f)(g)	0.94%	11/01/2037	16,025	16,025,000
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,334,615
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(m)	6.75%	01/01/2034	10,785	12,817,757
Series 2013, Exempt Facilities RB(m)	7.00%	01/01/2044	11,000	13,130,040
				179,614,092

Iowa–3.00%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	1,250	1,278,825
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	5,000	5,115,300
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(j)(k)	6.00%	06/01/2018	5,500	5,626,830
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(j)(k)	5.25%	06/15/2020	1,250	1,360,750
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB(t)	7.25%	06/01/2035	5,755	6,210,163
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	15,260	15,836,828
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	48,890	52,037,049
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,840,352
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2026	2,420	2,563,603
Series 2013, Midwestern Disaster Area RB(i)	5.88%	12/01/2027	10,330	11,069,318
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,000,590
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,930,290
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,749,917
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	31,545,310
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	28,435	28,538,788
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,527,567
Series 2005 D, Asset-Backed CAB RB(h)	0.00%	06/01/2046	181,600	28,868,952
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	225,990	24,115,393
				283,215,825

Kansas–0.48%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	1,900	2,057,700
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB(j)(k)	7.13%	05/15/2019	500	539,285
Series 2009, Health Care Facilities RB(j)(k)	7.25%	05/15/2019	1,500	1,620,525
Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,000,570
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,500,495
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	3,108,542
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,521,251
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	135	135,367
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB(p)	4.03%	12/01/2025	445	235,850
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	442,550

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB(p)	4.11%	12/01/2025	$1,000	$750,000
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. & Healthcare Facilities Improvement RB	7.13%	12/15/2036	1,000	1,081,360
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,435,500
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,307,000
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	14,907,760
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,904,779
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,823,837
				45,372,371

Kentucky–1.06%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	13,245	14,443,540
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	12,020	13,106,488
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB(j)(k)	7.00%	05/15/2021	2,500	2,936,275
Series 2011, RB(j)(k)	7.25%	05/15/2021	3,050	3,607,631
Series 2011, RB(j)(k)	7.38%	05/15/2021	1,000	1,186,990
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,705,216
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL)(c)(h)	0.00%	10/01/2026	13,930	10,535,816
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL)(c)(h)	0.00%	10/01/2027	12,955	9,411,160
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,329,760
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(j)(k)	6.50%	06/01/2020	8,000	8,930,880
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,407,520
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,686,994
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.60%	07/01/2039	10,000	9,202,900
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.75%	07/01/2043	5,000	4,608,800
Series 2013 C, First Tier Toll Conv. CAB RB(d)	6.88%	07/01/2046	8,000	7,400,960
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,973,062
				99,473,992

Louisiana–1.22%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)(c)	6.50%	12/01/2018	1,705	1,728,290
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(f)	0.94%	08/01/2035	6,000	6,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	3,560	4,007,172
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,431,318
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,535,773
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,586,253
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	10,031,932
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,242,400
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(i)	6.38%	12/01/2034	28,250	29,876,352

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $322,799)(i)	5.75%	10/30/2018	$323	$327,986
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(b)(m)	5.00%	01/01/2048	25,750	29,244,790
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB(j)(k)	6.00%	01/01/2019	3,000	3,141,420
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	10,000	10,016,100
				115,169,786

Maine–0.48%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2016 A, RB	5.00%	07/01/2041	5,000	5,296,450
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,910,998
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	16,875,879
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2036	3,425	3,729,756
Series 2011, RB	6.75%	07/01/2041	11,505	12,488,908
Series 2011, RB	7.50%	07/01/2032	2,500	2,828,675
				45,130,666

Maryland–1.14%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	915	941,489
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,342,592
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,173,550
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB(j)(k)	7.00%	09/01/2018	15,605	16,257,757
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	7,960	8,917,031
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2046	3,500	3,908,590
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,982	18,993,010
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,625	3,824,520
Series 2013 B, Tax Increment & Special Tax RB(i)	7.13%	07/01/2043	5,285	5,745,006
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,370	8,880,319
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,310,680
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation RB	5.80%	02/15/2034	720	739,886
Series 2014, Special Obligation Tax Allocation RB	6.10%	02/15/2044	1,420	1,464,091
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,778,861
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,672,410
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(j)(k)	6.00%	01/01/2018	14,000	14,050,260
Rockville (City of) (Ingleside at King Farm); Series 2017 A-1, Ref. Economic Development RB	5.00%	11/01/2037	1,250	1,379,763
Series 2017 B, Economic Development RB	5.00%	11/01/2042	2,000	2,192,100
Series 2017 B, Economic Development RB	5.00%	11/01/2047	2,250	2,455,988
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN(h)	0.00%	01/01/2037	12,198	1,445,518
				107,473,421

Massachusetts–1.81%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(i)(m)	5.25%	11/01/2042	21,875	21,889,437
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,690

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	$3,475	$3,478,822
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)(j)(k)	5.50%	11/15/2018	23,660	24,596,936
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,897,370
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	5,015	6,726,369
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(j)(k)	6.85%	10/15/2019	745	815,365
Series 2009 A, RB(j)(k)	6.90%	10/15/2019	895	980,347
Series 2009 A, RB(j)(k)	8.00%	10/15/2019	1,000	1,114,480
Series 2009 A, RB(j)(k)	8.00%	10/15/2019	4,850	5,405,228
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(j)(k)	6.75%	01/01/2021	600	690,786
Series 2011 I, RB	6.75%	01/01/2036	400	455,996
Series 2011 I, RB(j)(k)	6.88%	01/01/2021	2,765	3,193,686
Series 2011 I, RB	6.88%	01/01/2041	1,845	2,110,127
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,190	2,191,642
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities Floating Rate RB (INS-AMBAC)(c)(m)(u)	2.44%	01/01/2031	8,000	7,580,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC)(b)(c)	5.50%	08/01/2030	32,040	41,760,616
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	36,580	44,216,441
				170,604,338

Michigan–1.91%

Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	5.50%	10/01/2035	2,740	2,721,313
Series 2015, Ref. Public School Academy RB	5.75%	10/01/2045	3,500	3,466,120
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,474,810
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,491,561
Series 2017, Ref. Limited Obligation RB(i)	7.50%	11/15/2044	5,000	4,999,700
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,867,578
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/2025	930	638,659
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	643,100
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,322,451
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,790,290
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,469,629
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-2, Ref. Local Government Loan Program RB(m)	5.00%	07/01/2044	5,125	5,494,307
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,820,750
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,461,440
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,643,428
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	28,000	31,274,600
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,846,995
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, Limited Obligation RB(i)	5.00%	07/01/2036	1,970	2,059,340
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2046	1,000	1,030,190
Series 2016, Limited Obligation RB(i)	5.00%	07/01/2051	2,000	2,053,240
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(m)	7.50%	01/01/2021	1,385	1,363,380
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	32,420	32,507,534
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,741,835
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,212,282

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2036	$4,550	$4,756,342
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2046	2,000	2,060,380
Series 2016 A, Ref. Limited Obligation RB(i)	5.00%	07/01/2051	2,795	2,869,403
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	2,840,360
Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB(p)	3.75%	04/01/2033	11,620	5,810,000
Series 2002, RB(p)	3.94%	04/01/2022	3,485	1,742,500
				180,473,517

Minnesota–1.42%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB(j)(k)	7.00%	11/01/2019	4,070	4,506,141
Anoka (City of) Minnesota (Homestead at Anoka, Inc.); Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,541,235
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	3,993,003
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/2030	500	520,375
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,040,840
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,614,650
Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.00%	07/01/2037	375	369,975
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	905	913,072
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,726,465
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	10,500	11,774,385
Brooklyn Park (City of) (Athlos Leadership Academy); Series 2015, Charter School Lease RB	5.50%	07/01/2035	665	668,651
Series 2015, Charter School Lease RB	5.50%	07/01/2040	1,500	1,496,085
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,813,496
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,959,760
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB(j)(k)	7.00%	08/01/2018	18,000	18,663,840
Deephaven (City of) (Seven Hills Preparatory Academy); Series 2017, Charter School Lease RB	5.00%	10/01/2049	1,200	1,210,272
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,051,615
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,593,470
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,570,920
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,111,840
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB(j)(k)	6.35%	03/01/2020	2,000	2,206,900
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,835,620
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB(j)(k)	7.38%	12/01/2019	2,000	2,224,260
Series 2009 B, Ref. Health Care & Housing RB(j)(k)	7.38%	12/01/2019	1,555	1,729,362
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,405,200
St. Paul (City of) (Presbyterian Homes Bloomington); Series 2017, Ref. Sr. Housing & Health Care RB	4.13%	09/01/2034	420	424,045
Series 2017, Ref. Sr. Housing & Health Care RB	4.13%	09/01/2035	350	352,338
Series 2017, Ref. Sr. Housing & Health Care RB	4.20%	09/01/2036	275	277,236
Series 2017, Ref. Sr. Housing & Health Care RB	4.25%	09/01/2037	300	302,787
Series 2017, Ref. Sr. Housing & Health Care RB	5.00%	09/01/2042	500	525,640
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	455	469,505
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	946,220

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	6.00%	10/01/2035	$2,695	$2,810,804
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,454,208
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,024,350
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,042,900
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,742,055
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	4,975,700
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,123,460
Series 2011 A, Charter School Lease RB(j)(k)	6.63%	09/01/2021	1,500	1,763,670
Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,474,077
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,045,767
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,150,690
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,891,650
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB(j)(k)	7.00%	09/01/2019	1,530	1,667,700
West St. Paul (City of) (Walker Westwood Ridge Campus); Series 2017, Ref. Housing & Health Care Facilities RB	4.75%	11/01/2052	375	373,084
Series 2017, Ref. Housing & Health Care Facilities RB	5.00%	11/01/2037	400	417,768
				133,797,086

Mississippi–0.41%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(f)	0.94%	06/01/2023	3,400	3,400,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(f)	0.95%	12/01/2030	24,050	24,050,000
Series 2009 D, VRD Gulf Opportunity Zone IDR(f)	0.95%	12/01/2030	11,400	11,400,000
				38,850,000

Missouri–1.33%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB(e)	7.00%	05/01/2022	1,750	1,126,020
Series 2002, RB	7.20%	05/01/2033	5,250	3,362,257
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB(j)(k)	7.75%	11/01/2018	505	534,022
Series 2009 B, Sales Tax Increment Allocation RB(j)(k)	6.50%	11/01/2018	995	1,040,999
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,025,120
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,526,300
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	505	501,349
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,528,098
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	2,773,129
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB(j)(k)	6.38%	05/01/2018	3,400	3,469,700
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	835	693,017
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(p)	3.75%	05/01/2036	3,190	653,950
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(p)	2.00%	12/01/2028	1,250	200,000
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,035,280
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,296,712

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	$1,260	$1,263,402
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB(m)	5.25%	10/15/2038	2,120	1,845,630
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(m)	6.45%	05/01/2040	1,984	1,985,409
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB(m)	7.55%	06/15/2022	585	585,819
Series 2000 B, MFH RB(m)	7.55%	06/15/2035	3,430	3,434,939
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB(j)(k)	8.00%	05/15/2020	7,000	8,052,590
Series 2010 A, Retirement Community RB(j)(k)	8.25%	05/15/2020	22,000	25,439,480
Series 2010 A, Retirement Community RB(j)(k)	8.25%	05/15/2020	3,500	4,047,190
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,419,267
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,238,800
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB(i)	6.00%	06/01/2046	6,170	6,136,620
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	285	284,866
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,532,430
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,326,888
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB(b)	5.00%	11/15/2041	6,210	6,846,525
Series 2011 B, RB(b)	5.00%	11/15/2037	10,500	11,593,050
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB(j)(k)	6.85%	04/01/2018	2,800	2,850,064
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,535	6,537,353
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	749,978
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	999,970
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.75%	11/15/2047	2,500	2,565,950
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB(j)(k)	5.00%	09/01/2022	3,000	3,429,960
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,546,852
				125,478,985

Montana–0.04%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,061,130
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,425,374
				3,486,504

Nebraska–0.38%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	23,680,425
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,435,950
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,540,840
				35,657,215

Nevada–0.41%

Carson (City of), Nevada (Carson-Tahoe Regional Healthcare); Series 2017, Hospital RB	5.00%	09/01/2042	1,965	2,196,988
Series 2017, Hospital RB	5.00%	09/01/2047	2,280	2,527,448
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,565	3,566,604

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	$1,000	$1,038,590
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB(i)	4.38%	06/15/2035	4,000	3,750,320
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(j)(k)	8.00%	06/15/2019	10,300	11,282,723
Las Vegas (City of) Valley Water District; Series 2016 A, Ref. & Improvement Limited Tax GO Bonds(b)	5.00%	06/01/2046	9,665	11,238,269
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, Environmental Improvement Green Bonds(i)(m)	6.25%	12/15/2037	1,000	1,088,580
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB(j)(k)	6.50%	09/01/2018	240	249,065
Series 2008, Special Assessment Limited Obligation Improvement RB(j)(k)	6.75%	09/01/2018	1,395	1,450,256
				38,388,843

New Hampshire–0.13%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(j)(k)	6.88%	10/01/2019	8,645	9,364,264
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/2031	620	684,338
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,331,741
				12,380,343

New Jersey–6.04%

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB(m)	5.25%	09/15/2029	21,000	22,980,930
Series 2000 B, Special Facility RB(m)	5.63%	11/15/2030	20,000	22,733,200
Series 2003, Special Facility RB(m)	5.50%	06/01/2033	16,480	18,422,662
Series 2012, Special Facility RB(m)	5.75%	09/15/2027	34,325	37,966,196
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/2028	500	506,430
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,517,250
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 A, RB	6.00%	07/01/2032	650	667,973
Series 2012 A, RB	6.10%	07/01/2044	2,050	2,094,075
Series 2012 C, RB	5.30%	07/01/2044	3,000	2,892,240
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(m)	5.38%	01/01/2043	24,860	27,706,967
Series 2013, Private Activity RB(m)	5.63%	01/01/2052	22,695	25,537,776
New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,297,800
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	31,149,158
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	26,899,038
Series DDD, RB	5.00%	06/15/2042	3,000	3,240,690
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB(j)(k)	6.63%	07/01/2018	10,000	10,307,500
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, CAB Transportation System RB(INS-AGM) (c)(h)	0.00%	12/15/2034	8,000	4,048,160
Series 2006 C, CAB Transportation System RB(INS-NATL) (c)(h)	0.00%	12/15/2031	16,780	9,520,972
Series 2009 A, Transportation System CAB RB(h)	0.00%	12/15/2038	63,105	24,600,222
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2029	2,110	1,288,788
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2030	8,620	5,008,823
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2031	10,965	6,077,900
Series 2010 A, Transportation System CAB RB(h)	0.00%	12/15/2036	45,555	19,604,594
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,525,218
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,712,080
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	9,000	9,553,230
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,876,239
Series 2014, Transportaion Program Floating Rate Notes (SIFMA Municipal Swap Index + 1.20%) (j)(n)	2.17%	12/15/2021	33,000	32,713,890
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,238,360

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	$11,000	$12,890,020
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	27,125	27,175,995
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	50,235	48,550,621
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	39,928,071
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	55,925	53,759,584
				569,992,652

New Mexico–0.43%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,437,250
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,829,200
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,846,029
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,480,160
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	1,870	1,871,496
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation RB(i)	6.00%	05/01/2040	8,500	8,652,320
				40,116,455

New York–11.73%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	1,960	1,936,931
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(h)	0.00%	07/15/2034	14,345	7,612,892
Series 2009, PILOT CAB RB(h)	0.00%	07/15/2044	25,805	8,808,021
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,142,450
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,640	1,611,185
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,568,300
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB(b)	5.00%	02/15/2042	26,000	30,196,660
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (j)(n)	1.65%	02/01/2022	45,000	45,077,400
Subseries 2008 D-2, VRD RB(LOC-Landesbank Hessen-Thüringen Girozentrale) (f)(g)	0.93%	11/01/2035	1,090	1,090,000
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,879,634
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,577,940
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,478,191
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	2,471	2,512,003
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,340,907
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,171,768
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	61,730	60,417,003
Series 2006 B, CAB Asset-Backed RB(h)	0.00%	06/01/2046	105,990	17,225,495
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,330,025
New York & New Jersey (States of) Port Authority; One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(m)	5.00%	10/15/2027	15,400	16,964,486
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(m)	5.00%	10/15/2028	10,760	11,840,519
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	30,750	36,342,502
Two Hundred Series 2017, Ref. Consolidated RB(b)	5.25%	10/15/2057	20,000	23,453,000
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(m)	5.65%	10/01/2028	37,070	36,960,643
Series 1997, Industrial Development RB(m)	5.75%	10/01/2036	47,500	47,473,400

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	$16,470	$18,347,251
Series 2014 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2046	15,050	16,932,454
Series 2017 DD, Water & Sewer System RB(b)	5.25%	06/15/2047	14,150	16,911,656
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2036	5,000	6,055,700
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2037	5,000	6,041,700
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	25,775	29,098,686
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	14,000	15,638,000
Subseries 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2042	17,340	19,778,524
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds(b)	5.00%	08/01/2038	31,010	35,937,799
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(h)	0.00%	06/01/2038	69,350	20,123,289
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(b)	5.00%	03/15/2031	15,000	16,542,150
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	49,100	56,566,146
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB(b)	5.00%	03/15/2041	26,940	30,579,594
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2044	11,325	3,967,940
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2045	17,610	5,918,369
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2046	11,220	3,616,206
Series 2016 B, CAB Sub. Lien RB(h)	0.00%	11/15/2047	12,340	3,813,430
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(i)	5.00%	11/15/2044	51,160	55,038,440
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,756,025
Series 2014, Class 3, Ref. Liberty RB(i)	7.25%	11/15/2044	45,000	53,974,350
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(b)	5.00%	06/15/2034	20,000	21,002,200
New York State Urban Development Corp.; Series 2013 A-1, RB(b)	5.00%	03/15/2043	26,175	29,337,202
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(m)	5.00%	08/01/2026	6,500	6,965,660
Series 2016, Ref. Special Facilities RB(m)	5.00%	08/01/2031	5,000	5,324,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(m)	5.00%	07/01/2046	5,000	5,473,850
Series 2016 A, Special Facilities RB(m)	5.25%	01/01/2050	41,870	46,463,558
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(i)(m)	5.25%	11/01/2042	15,475	15,485,214
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(h)	0.00%	08/15/2060	65,000	2,208,700
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.50%	01/01/2037	2,500	2,499,775
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	8,021,853
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,985	2,107,336
Series 2013 A, RB	5.00%	07/01/2038	4,000	4,064,000
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB(b)	5.00%	11/15/2037	10,000	11,769,600
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2038	11,000	12,926,540
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	44,500	45,273,855
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(i)(m)	7.00%	06/01/2046	40,500	40,881,510
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,596	4,964,649
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,607,019
				1,107,025,785

North Carolina–0.24%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB(b)(j)(k)	5.25%	04/01/2018	7,836	7,936,928
Series 2008, RB(INS-AGM) (b)(c)	5.25%	10/01/2028	5,015	5,079,593

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	$3,750	$4,251,825
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	902,749
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,587,929
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB(j)(k)	7.75%	03/01/2021	2,000	2,366,740
				22,125,764

North Dakota–0.04%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.10%	04/15/2036	1,500	1,528,545
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	2,023,920
				3,552,465

Ohio–6.35%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,053,655
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,282,068
Series 2016, Ref. RB	5.25%	11/15/2046	14,000	15,707,860
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	61,860	57,985,090
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	947,850
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	39,748,585
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	81,390	77,524,789
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	11,915	11,855,544
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	21,133,963
Series 2007 B, First Sub. Asset-Backed CAB RB(h)	0.00%	06/01/2047	360,485	22,818,701
Butler (County of) Port Authority (Storypoint Fairfield); Sr. Series 2017 A-1, RB(i)	6.25%	01/15/2034	500	519,660
Sr. Series 2017 A-1, RB(i)	6.38%	01/15/2043	1,175	1,212,976
Sr. Series 2017 A-1, RB(i)	6.50%	01/15/2052	3,100	3,196,379
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(i)	6.75%	01/01/2044	14,900	15,692,978
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(m)	5.38%	09/15/2027	4,190	4,202,905
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	23,920	25,384,861
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	16,320	18,134,131
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	54,525	60,277,387
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,273,296
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	29,260	34,054,251
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,174,592
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,425,163
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,701,526
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,154,600
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	7,061,665
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	38,560	40,759,077
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	13,480	14,222,613
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	900	909,900
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,370,681
Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB(m)	5.60%	08/01/2032	14,765	14,788,033
Series 1998, Solid Waste Disposal RB(m)	5.65%	03/01/2033	13,000	13,020,150

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	$1,135	$1,129,461
Series 2009 D, Ref. PCR(j)	4.25%	09/15/2021	2,000	1,979,040
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(j)	4.38%	06/01/2022	13,250	13,104,383
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(i)(m)	4.50%	01/15/2048	500	520,125
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(j)	4.38%	06/01/2022	3,500	3,461,535
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,764,969
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,175,041
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(i)	6.13%	01/15/2034	2,000	2,092,900
Series 2016 A-1, RB(i)	6.25%	01/15/2043	5,000	5,237,500
Series 2016 A-1, RB(i)	6.38%	01/15/2051	4,000	4,175,120
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,141,150
				599,376,153

Oklahoma–1.30%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,724,000
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,933,236
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,512,596
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,356,145
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	12,750	13,052,940
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB	6.63%	11/01/2036	1,750	1,306,743
Series 2016 A, RB	6.88%	11/01/2046	3,710	2,769,070
Series 2016 A, RB	7.00%	11/01/2051	3,650	2,724,104
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	1,871,200
Tulsa (City of) Municipal Airport Trust; Series 2000 B, Ref. RB(m)	5.50%	06/01/2035	10,500	11,388,090
Series 2001 A, Ref. RB(m)	5.50%	12/01/2035	15,000	16,268,700
Series 2001 B, Ref. RB(m)	5.50%	12/01/2035	43,250	46,908,085
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB(j)(k)	7.25%	05/01/2020	2,100	2,371,173
Series 2010 A, Senior Living Community RB(j)(k)	7.25%	05/01/2020	5,350	6,040,845
				122,226,927

Oregon–0.09%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	250	271,163
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,171,786
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,539,965
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(i)	6.38%	11/01/2033	1,000	1,058,290
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,000	1,058,370
Series 2016 A, Ref. RB	5.00%	11/15/2051	730	769,821
				8,869,395

Pennsylvania–1.81%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,293,615
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,155	1,235,665
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(j)	4.25%	04/01/2021	12,020	11,898,358

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(j)	4.38%	07/01/2022	$925	$914,779
Berks (County of) Industrial Development Authority (Highlands at Wyomissing); Series 2017 A, Ref. Healthcare Facilities RB	5.00%	05/15/2037	990	1,100,979
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB(j)(k)	7.13%	07/01/2019	2,145	2,324,343
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB(j)(k)	6.25%	12/15/2017	1,000	1,001,610
Series 2007 A, RB(j)(k)	6.38%	12/15/2017	1,500	1,502,475
Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,494,789
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,483,969
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/2045	8,000	8,377,280
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,100,860
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,020,760
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.)(f)(g)	0.96%	06/01/2037	165	165,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(f)(g)	0.98%	10/15/2025	3,055	3,055,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,478,534
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	5,345	5,471,778
Series 2014 B, Conv. CAB RB(d)	7.50%	02/01/2044	1,379	445,627
Series 2014 C, RB(h)	0.00%	02/01/2044	4,122	618
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(f)(g)	0.97%	09/01/2028	3,694	3,694,000
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,327,320
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(j)(k)	7.00%	12/01/2021	6,000	7,204,200
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	15,450	17,387,121
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(m)	5.50%	11/01/2044	4,000	4,247,280
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,558,402
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(m)	6.00%	06/01/2031	15,000	15,028,500
Pennsylvania (State of) Turnpike Commission; Second Series 2017, Ref. Sub. Turnpike RB	5.00%	12/01/2037	8,900	10,146,356
Second Series 2017, Ref. Sub. Turnpike RB	5.00%	12/01/2036	6,000	6,856,680
Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB(d)	6.00%	12/01/2037	7,000	5,336,520
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	3,315	3,484,827
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,371,145
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,042,220
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,072,361
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(j)(k)	6.00%	08/01/2020	500	556,050
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,467,069
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,041,640
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,685,205
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(i)	6.50%	06/15/2033	2,000	2,133,060
Series 2013, RB(i)	6.75%	06/15/2043	8,000	8,532,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(m)	6.50%	01/01/2038	$4,300	$4,315,867
				170,854,182

Puerto Rico–1.27%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	345,980	39,019,624
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 SS, Ref. RB(INS-NATL) (c)	5.00%	07/01/2024	3,500	3,500,000
Series 2007 VV, Ref. RB(INS-AGM) (c)	5.25%	07/01/2031	20,000	22,096,000
Series 2008 WW, RB(e)	5.00%	07/01/2028	2,345	791,437
Series 2010 CCC, RB(e)	5.25%	07/01/2027	830	280,125
Series 2012 A, RB(e)	4.80%	07/01/2029	1,850	624,375
Series 2012 A, RB(e)	5.00%	07/01/2029	7,000	2,362,500
Series 2012 A, RB(e)	5.00%	07/01/2042	5,000	1,687,500
Series 2013 A, RB(e)	7.00%	07/01/2033	2,600	877,500
Series 2013 A, RB(e)	7.00%	07/01/2043	2,195	740,813
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB(INS-NATL) (c)(h)	0.00%	08/01/2041	5,000	1,145,650
Series 2007 A, CAB Sales Tax RB(INS-NATL) (c)(h)	0.00%	08/01/2044	150,900	28,695,144
Series 2007 A, CAB Sales Tax RB(INS-NATL) (c)(h)	0.00%	08/01/2045	1,305	233,217
Series 2007 A, CAB Sales Tax RB(INS-NATL) (c)(h)	0.00%	08/01/2046	92,305	15,503,548
Series 2011 C, Sr. Lien Sales Tax RB(e)	5.00%	08/01/2040	5,000	1,995,000
				119,552,433

Rhode Island–0.05%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(j)(k)	6.25%	05/15/2019	2,000	2,135,180
Series 2009 A, Hospital Financing RB(j)(k)	7.00%	05/15/2019	2,500	2,695,725
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	31,196
				4,862,101

South Carolina–0.04%

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,029,530
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,066,120
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2042	250	262,032
				3,357,682

Tennessee–0.40%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	6,000	6,181,560
Memphis (City of) & Shelby (County of) Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.50%	07/01/2037	250	262,515
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.63%	01/01/2046	250	260,990
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	2,730	2,732,648
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,464,380
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(j)(k)	9.25%	04/01/2019	12,655	13,899,240
				37,801,333

Texas–10.46%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(m)(o)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,747,700

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	$1,325	$1,331,784
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,086,940
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB(j)(k)	6.20%	07/01/2020	2,000	2,227,380
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(m)	7.00%	01/01/2039	3,750	3,753,300
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB(j)(k)	5.25%	07/01/2022	7,100	8,117,288
Series 2012, Ref. RB(j)(k)	5.50%	07/01/2022	13,410	15,477,420
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(j)(m)	5.90%	05/01/2028	3,850	3,925,190
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,091,612
Celina (City of); Series 2015, Special Assessment RB	5.38%	09/01/2028	650	642,896
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	247,243
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	985,710
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB(j)(k)	6.75%	01/01/2021	17,500	20,176,450
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB(j)(k)	5.75%	08/15/2021	1,130	1,291,545
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015, Education RB	5.75%	08/15/2038	1,000	1,082,710
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,584,720
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB(j)(k)	6.25%	12/01/2020	5,000	5,656,150
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,372,400
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	48,365,545
Series 2013 B, Sub. Tier Toll RB(b)	5.25%	10/01/2051	24,405	27,583,263
Series 2013 B, Sub. Tier Toll System Conv. CAB RB(d)	5.85%	10/01/2048	17,000	16,024,540
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	600	604,410
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,071,896
Series 2003, Sub. Lien Independent Senior Living Center RB(q)	7.50%	01/01/2034	610	61,000
Series 2003, Sub. Lien Independent Senior Living Center RB(q)	7.63%	01/01/2020	345	34,500
Series 2003, Sub. Lien Independent Senior Living Center RB(q)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers; Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,500,553
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	7,530	7,764,936
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(f)	0.88%	11/01/2041	5,500	5,500,000
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB(e)	7.75%	11/15/2029	4,910	1,473
Series 2009 A, RB(e)	7.75%	11/15/2044	15,345	4,604
Series 2009 B, RB(e)	6.38%	11/15/2019	1,210	363
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/2033	2,500	2,512,275
Series 2008, RB	6.00%	02/15/2038	5,155	5,178,558
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(m)	6.63%	07/15/2038	14,000	15,437,380
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(m)	4.75%	07/01/2024	685	748,123
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB(m)	5.00%	07/01/2029	11,750	12,921,710
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2023	6,580	6,718,970
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2024	3,670	3,747,290
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2025	6,800	6,942,800
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2026	3,000	3,062,820
Series 2011 A, Ref. First Lien Utility System RB(b)	5.25%	11/15/2031	18,360	20,220,052
Series 2015 B-1, Airport System RB(m)	5.00%	07/15/2030	15,000	16,534,050
Series 2015 B-1, Airport System RB(m)	5.00%	07/15/2035	21,545	23,269,246

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(j)(k)	6.50%	05/15/2021	$270	$312,620
Series 2011, RB(j)(k)	6.50%	05/15/2021	230	266,306
Series 2011 A, RB(j)(k)	6.88%	05/15/2021	790	924,569
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(j)(k)	6.25%	08/15/2019	1,210	1,301,258
Series 2009 A, RB(j)(k)	6.38%	08/15/2019	7,225	7,784,937
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,577,882
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	71,355	16,586,470
Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	50,000	12,359,500
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(h)(j)(k)	0.00%	08/15/2024	425	199,304
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(CEP-Texas Permanent School Fund) (h)	0.00%	08/15/2037	3,645	1,569,719
Lone Star College System; Series 2009, Limited Tax GO Bonds(b)(j)(k)	5.00%	08/15/2019	23,200	24,527,040
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(f)	0.95%	11/01/2038	8,000	8,000,000
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase); Series 2015, Special Assessment RB	5.13%	09/15/2028	500	505,315
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	403,224
Series 2015, Special Assessment RB	5.50%	09/15/2040	780	783,377
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB(i)(m)	6.50%	12/01/2033	10,900	10,803,862
Mission Economic Development Corp. (Natgasoline); Series 2016 A, Sr. Lien RB(i)(m)	5.75%	10/01/2031	16,500	17,305,860
Series 2016 B, Sr. Lien RB(i)(m)	5.75%	10/01/2031	14,695	15,412,704
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,857,105
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,359,291
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,830	1,853,241
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	9,300	9,422,574
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2016 A, Ref. Education RB(i)	5.00%	08/15/2046	2,500	2,496,025
Series 2017 A, Education RB(i)	5.00%	08/15/2037	2,000	2,018,160
Series 2017 A, Education RB(i)	5.13%	08/15/2047	2,085	2,098,427
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facility RB	5.50%	01/01/2049	1,000	1,069,350
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(i)	5.50%	08/15/2035	845	871,111
Series 2015 A, Education RB(i)	5.75%	08/15/2045	1,690	1,741,714
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,280,600
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB(b)(j)(k)	5.75%	01/01/2018	30,545	30,647,326
Series 2011 B, Special Project System CAB RB(h)(j)(k)	0.00%	09/01/2031	15,500	6,873,320
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2043	16,800	19,543,608
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2048	14,000	16,220,680
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.88%	09/01/2018	805	831,404
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB(j)(k)	6.25%	08/15/2019	570	613,987
Series 2009 A, Education RB(j)(k)	6.50%	08/15/2019	5,215	5,639,188
Series 2009 A, Education RB(j)(k)	6.50%	08/15/2019	1,105	1,194,881
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(i)(j)(m)	7.25%	02/13/2020	73,000	74,851,280
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,605,207
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,179,456
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,861,450

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB(e)(l)	5.45%	11/15/2038	$2,055	$0
Series 2013, Retirement Facility RB(e)(l)	5.75%	11/15/2039	1,693	0
Series 2013, Retirement Facility RB(e)(l)	6.05%	11/15/2046	5,998	0
Series 2013, Retirement Facility RB(e)(l)	6.05%	11/15/2046	1,295	0
Series 2013, Retirement Facility RB(e)(l)	6.15%	11/15/2049	2,904	0
Series 2013, Retirement Facility RB(e)(l)	6.25%	05/09/2053	659	0
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB(j)(k)	6.70%	08/15/2020	1,000	1,130,670
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(e)(m)	8.00%	07/01/2038	37,110	8,052,870
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB(j)(k)	6.13%	11/15/2019	1,000	1,082,780
Series 2009, Retirement Facility RB(j)(k)	6.38%	11/15/2019	7,150	7,775,982
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,500,300
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,459,150
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,339,115
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, Retirement Facility RB	6.63%	11/15/2037	1,745	1,948,031
Series 2017, Retirement Facility RB	6.75%	11/15/2047	9,625	10,749,970
Series 2017, Retirement Facility RB	6.75%	11/15/2052	3,465	3,856,302
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	752,873
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	2,250	2,279,677
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,503,705
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,602,384
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,321,327
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	17,000	18,174,700
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	33,545	35,613,385
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 B, Ref. VRD Hospital RB (LOC-TD Bank, N.A.)(f)(g)	0.93%	10/01/2041	20,765	20,765,000
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	1,775	1,438,549
Series 2017 A, Retirement Facility RB	4.38%	11/15/2034	595	482,087
Series 2017 A, Retirement Facility RB	4.63%	11/15/2041	3,125	2,469,125
Series 2017 A, Retirement Facility RB	4.88%	11/15/2048	7,000	5,460,420
Series 2017 A, Retirement Facility RB	5.00%	11/15/2055	13,000	10,010,390
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	1,967,125
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	3,640	3,291,361
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,815	6,145,767
Series 2009 B, Retirement Facility Variable Rate RB(j)(r)	5.00%	11/15/2018	1,040	938,174
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(f)	1.00%	05/01/2042	2,005	2,005,000
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA)(m)	6.90%	07/02/2024	100	101,819
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	11,114,800
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(m)	5.00%	12/31/2045	8,365	9,240,732
Series 2016, Sr. Lien RB(m)	5.00%	12/31/2050	3,845	4,233,345
Series 2016, Sr. Lien RB(m)	5.00%	12/31/2055	23,135	25,386,498
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	38,906,210

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$13,415	$14,766,293
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(m)	6.75%	06/30/2043	17,450	20,564,301
Series 2013, Sr. Lien RB(m)	7.00%	12/31/2038	4,000	4,781,960
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,061,830
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB(j)(k)	6.88%	02/15/2020	1,455	1,615,661
Series 2010 A, Education RB(j)(k)	7.13%	02/15/2020	1,810	2,019,580
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(i)	7.00%	12/01/2034	3,170	3,179,542
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,349,261
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB(j)(k)	7.00%	11/01/2020	2,005	2,300,316
Series 2010, RB	7.00%	11/01/2030	385	437,245
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.25%	11/01/2019	3,925	3,928,297
Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	4,790	4,717,863
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.38%	09/01/2019	465	494,769
Series 2009, Tax Increment Allocation Contract RB(j)(k)	5.50%	09/01/2019	2,250	2,398,860
				986,437,121

Utah–0.61%

Salt Lake City (City of); Series 2017 A, Airport RB(b)(m)	5.00%	07/01/2042	39,025	45,021,582
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB(i)	5.63%	07/15/2037	2,700	2,700,216
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,692,504
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	728,041
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,348,738
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,691,550
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/2022	580	607,016
Series 2012, RB	6.30%	07/15/2032	850	905,658
Series 2012, RB	6.55%	07/15/2042	2,000	2,146,100
				57,841,405

Vermont–0.00%

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/2022	40	40,466
Series 2002 A, RB	6.50%	06/15/2032	175	177,044
				217,510

Virgin Islands–0.24%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	2,463,750
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	3,620	2,199,150
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	7,842,825
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	3,700	2,247,750
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	4,601,812
Series 2012 A, RB(i)	5.00%	10/01/2032	5,730	3,480,975
				22,836,262

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–1.72%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	$1,635	$1,695,724
Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	500	517,645
Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB(p)	4.95%	03/01/2025	1,148	792,120
Series 2003 B, Special Assessment RB(p)	5.06%	03/01/2034	6,288	4,338,720
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(e)	6.25%	03/01/2037	8,499	5,099,400
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,012,550
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,507,260
New Port Community Development Authority; Series 2006, Special Assessment RB(e)	5.50%	09/01/2026	492	226,320
Series 2006, Special Assessment RB(e)	5.60%	09/01/2036	1,670	768,200
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,489,137
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,614,810
Series 2007, Special Obligation RB	6.45%	09/01/2037	7,671	7,728,839
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	20,360,197
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,917,470
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(m)	5.50%	01/01/2042	21,975	24,425,872
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(m)	5.00%	01/01/2040	40,550	43,525,559
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(m)	5.00%	12/31/2052	18,000	20,071,080
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,300,800
				162,391,703

Washington–2.32%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,899,626
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	8,084,400
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	1,400,000
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	520,130
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,155,880
King (County of) Public Hospital District No. 4; Series 2015 A, RB	5.75%	12/01/2030	3,000	3,042,150
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,736,122
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,578,655
King (County of); Series 2011 B, Ref. Sewer RB(b)(j)(k)	5.00%	01/01/2021	38,540	42,334,263
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2017, Ref. & Improvement RB	5.00%	12/01/2046	1,700	1,689,681
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(m)	5.00%	04/01/2030	19,500	21,465,600
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2010, RB	5.75%	12/01/2035	6,000	6,426,120
Series 2010, RB	6.00%	12/01/2030	3,160	3,434,983
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(j)(k)	7.00%	07/01/2019	9,145	9,884,465
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(j)(k)	7.38%	03/01/2019	11,300	12,104,560

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	4.00%	08/15/2042	$3,000	$3,021,450
Series 2017, Ref. RB	5.00%	08/15/2035	3,000	3,369,810
Series 2017, Ref. RB	5.00%	08/15/2036	2,365	2,650,337
Series 2017, Ref. RB	5.00%	08/15/2037	2,630	2,940,419
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(j)(k)	5.63%	10/01/2019	3,415	3,656,065
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	750	778,028
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,741,616
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	8,650	8,831,131
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(i)(j)(k)	6.20%	01/01/2018	19,025	19,094,631
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,308,950
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,606,140
Series 2015 B-1, TEMPS-85SM RB(i)	5.50%	01/01/2024	7,000	7,003,570
Series 2015 B-2, TEMPS-65SM RB(i)	4.88%	01/01/2022	1,625	1,625,666
Series 2015 B-3, TEMPS-45SM RB(i)	4.38%	01/01/2021	130	130,049
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(i)	5.00%	01/01/2051	7,300	7,657,992
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill); Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2041	1,000	1,027,330
Series 2016, Ref. Non-Profit RB(i)	5.00%	07/01/2046	1,000	1,022,350
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(b)(j)(k)	5.00%	02/01/2019	18,450	19,175,454
				218,397,623

West Virginia–0.59%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(m)	5.50%	10/15/2037	4,250	4,255,397
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,277,375
Series 2013, Ref. Tax Increment Allocation RB(Acquired 02/15/2008; Cost $988,497) (i)	7.00%	06/01/2035	1,000	500,000
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,021,092
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(i)	5.75%	06/01/2043	2,500	2,603,850
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(i)(m)	7.25%	02/01/2036	10,965	10,620,151
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	995	1,010,194
Series 2008, RB	6.50%	10/01/2038	14,000	14,231,140
Series 2008, RB	6.75%	10/01/2043	13,150	13,377,363
				55,896,562

Wisconsin–3.71%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(i)	6.25%	08/01/2027	11,000	11,772,530
Series 2017, Limited Obligation Grant RB(i)	6.75%	08/01/2031	23,340	25,409,558
Series 2017, Limited Obligation PILOT RB(i)	6.50%	12/01/2037	25,000	28,662,750
Series 2017, Limited Obligation PILOT RB(i)	6.75%	12/01/2042	12,270	14,193,691
Series 2017, Limited Obligation PILOT RB(i)	7.00%	12/01/2050	21,000	24,560,130
Public Finance Authority (KU Campus Development Corporation - Central District Development Project); Series 2016, Lease Development RB(b)	5.00%	03/01/2041	24,000	27,088,080
Public Finance Authority (Million Air Two LLC General Aviation Facilities) Series 2017, Ref. Special Facilities RB(i)(m)	7.13%	06/01/2041	2,000	1,980,240
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB(m)	5.25%	04/01/2030	4,000	4,319,080
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(i)	5.00%	03/01/2052	500	527,865
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(m)	5.75%	11/01/2037	4,000	4,010,960

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	$2,615	$2,660,945
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/2028	800	811,104
Series 2008, RB	7.25%	06/01/2038	1,000	1,012,810
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,125,840
Series 2017, Ref. RB	5.00%	08/01/2037	5,445	5,553,355
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	38,800	44,458,592
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/2018	185	185,326
Series 1998, RB	5.75%	10/01/2028	2,485	2,485,895
Series 1998, Special Term RB	5.90%	10/01/2028	315	315,148
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,717,317
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB(j)(k)	7.25%	09/15/2019	4,000	4,392,800
Series 2009 A, RB(j)(k)	7.63%	09/15/2019	1,000	1,104,750
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2010, RB	7.00%	08/01/2033	2,000	2,001,200
Series 2012, RB	5.75%	08/01/2035	3,215	3,250,622
Series 2012, RB	5.88%	08/01/2042	2,660	2,693,011
Series 2013, RB	7.00%	08/01/2043	6,500	6,788,015
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB(i)	5.00%	06/01/2036	4,225	4,274,517
Series 2016 A, RB(i)	5.13%	06/01/2048	7,000	7,088,900
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, Sr. RB(i)	5.75%	11/01/2024	1,440	1,457,669
Series 2017 A, Sr. RB(i)	6.25%	11/01/2028	2,525	2,603,022
Series 2017 A, Sr. RB(i)	6.85%	11/01/2046	25,515	26,335,562
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	360	386,759
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,521,736
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,018,310
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,751,560
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB(e)	5.50%	12/01/2035	4,000	2,800,000
Series 2015, RB(e)	5.75%	12/01/2045	6,660	4,662,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2037	1,000	1,092,650
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2042	2,460	2,677,956
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2047	1,225	1,329,407
Series 2017 A, Ref. Senior Living RB(i)	5.25%	05/15/2052	3,300	3,570,171
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facilities RB(m)	7.25%	06/01/2035	6,965	6,983,736
Series 2017 B, Ref. Special Facilities RB(i)(m)	6.00%	06/01/2022	2,000	1,964,980
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,732,450
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/2042	6,340	6,878,837
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	8,210,325
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/2022	480	515,856
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,585,109
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,394,211

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(i)	5.00%	12/01/2031	$6,830	$6,616,221
Series 2016, Higher Education Facility RB(i)	5.25%	12/01/2039	3,785	3,563,956
				350,097,514

Wyoming–0.36%

Lincoln (County of), (Exxon Corp.); Series 2014, Ref. VRD PCR(f)	0.94%	10/01/2044	4,000	4,000,000
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(f)	0.94%	10/01/2044	23,700	23,700,000
West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,202,017
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,407,263
				34,309,280
Total Municipal Obligations (Cost $9,951,255,228)				10,455,544,343

Bonds & Notes–0.02%

Texas–0.02%

Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0) (i)(l)	2.00%	02/25/2048	135,304	0
Texas Pellets Inc./German Pellets Texas LLC, Sr. Sec. Bonds	8.00%	12/31/2017	2,000,000	2,000,140
Total Bonds & Notes (Cost $2,000,000)				2,000,140
TOTAL INVESTMENTS IN SECURITIES(v)–110.85% (Cost $9,953,255,228)				10,457,544,483
FLOATING RATE NOTE OBLIGATIONS–(12.31)%
Notes with interest and fee rates ranging from 1.49% to 1.89% at 11/30/2017 and contractual maturities of collateral ranging from 07/01/2022 to 11/15/2057 (See Note 1D)(w)				(1,161,495,000)
OTHER ASSETS LESS LIABILITIES–1.46%				138,130,925
NET ASSETS–100.00%				$9,434,180,408

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FHLMC	—Federal Home Loan Mortgage Corp.
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
LOC	—Letter of Credit

MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
TAN	—Tax Anticipation Notes
TEMPS	—Tax-Exempt Mandatory Paydown Securities
USD	—U.S. Dollar
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2017 was $46,839,496, which represented less than 1% of the Fund’s Net Assets.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Zero coupon bond issued at a discount.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $1,093,794,706, which represented 11.59% of the Fund’s Net Assets.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(m)	Security subject to the alternative minimum tax.

(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(o)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2017 was $6,535,062, which represented less than 1% of the Fund’s Net Assets.

(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(q)	Restructured security not accruing interest income.

(r)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect November 30, 2017.

(s)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(t)	Security subject to crossover refunding.

(u)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.

(v)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(w)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Fund’s investments with a value of $1,955,576,349 are held by TOB Trusts and serve as collateral for the $1,161,495,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco High Yield Municipal Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco High Yield Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$10,451,702,375	$3,841,968	$10,455,544,343
Bonds & Notes	—	2,000,140	—	2,000,140
Investments Matured	—	895,808	8,000,000	8,895,808
Total Investments	$—	$10,454,598,323	$11,841,968	$10,466,440,291

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	VK-ITMI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.27%

Alabama–1.79%

Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS-AGM)(a)(b)	5.00%	10/01/2033	$3,500	$4,017,825
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2025	1,500	1,747,455
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2028	1,500	1,743,390
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,235,560
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	6,043,200
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,506,073
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,307,500
				23,601,003

Alaska–0.21%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB(c)(d)	5.00%	09/01/2018	245	251,554
Series 2009, RB(c)(d)	5.00%	09/01/2018	5	5,130
Series 2009, RB(c)(d)	5.25%	09/01/2018	390	401,150
Series 2009, RB(c)(d)	5.25%	09/01/2018	10	10,278
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(d)	5.50%	09/01/2019	1,000	1,067,050
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/2019	1,000	1,054,070
				2,789,232

Arizona–2.45%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,916,256
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. Education RB(e)	5.00%	07/01/2037	630	661,267
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,146,060
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,135,423
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,154,089
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	110	113,104
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,000	1,109,560
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	5.75%	07/01/2024	1,000	1,088,990
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,326,190
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	525	564,763
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	698,745
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(c)	5.25%	12/01/2018	170	172,793
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)(d)	5.00%	01/01/2019	1,000	1,037,060
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,531,525
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2020	700	725,984
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2021	485	506,127
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2022	570	595,240
Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	5.00%	07/15/2023	825	863,123
Series 2013 B, Unlimited Tax GO Bonds(e)	5.00%	07/15/2023	550	574,013

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	$2,000	$2,222,940
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,148,660
				32,291,912

Arkansas–0.12%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,546,441

California–8.22%

California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(f)	0.00%	06/01/2033	3,780	1,452,541
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB(c)(d)	5.00%	01/01/2022	1,230	1,392,766
Series 2011, RB	5.00%	01/01/2028	270	295,882
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(c)(e)	5.50%	07/01/2018	195	199,606
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(b)(e)	5.00%	07/01/2027	7,000	7,790,440
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,230	1,351,180
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	480	516,893
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,266,410
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,376,560
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(d)	6.25%	08/01/2019	1,675	1,786,622
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(e)	6.25%	11/15/2019	265	283,084
California (State of); Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.15%) (g)	2.12%	05/01/2020	2,000	2,029,400
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%) (d)(g)	1.57%	12/01/2020	4,000	4,025,160
Series 2016 B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%) (d)(g)	1.63%	12/01/2021	2,000	2,020,180
Series 2017, Ref. Various Purpose Unlimited Tax GO Bonds	4.00%	11/01/2033	4,000	4,351,320
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,214,043
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,125,600
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	903,984
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,162,520
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(d)	5.00%	01/15/2020	5,000	5,263,100
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,093,600
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,885	5,884,882
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,244,520
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	4,000	4,674,520
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	4,000	4,737,280
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	490,533
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	484,236
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	413,524
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	797,032
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	570,795
Irvine Ranch Water District (Improvement District Numbers 140, 240, 105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.)(h)(i)	0.83%	04/01/2033	4,500	4,500,000
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,300	2,625,818
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,387,616

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/2018	$50	$50,360
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,106,380
Oakland Unified School District (County of Alameda, California); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,199,440
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,385,028
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	647,099
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	504,270
Regents of the University of California; Series 2009 O, General RB(c)(d)(j)	5.75%	05/15/2019	795	843,423
Series 2009 O, General RB(c)(d)(j)	5.75%	05/15/2019	1,185	1,257,178
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,604,145
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,047,340
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,103,190
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(b)	5.00%	07/01/2023	700	810,656
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(b)	5.00%	05/01/2023	2,000	2,204,340
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(c)(d)	6.00%	08/01/2019	1,085	1,165,767
Series 2009 D, Tax Allocation RB(c)(d)	6.25%	08/01/2019	1,000	1,078,520
Series 2011 D, Tax Allocation RB(c)(d)	6.63%	02/01/2021	500	578,575
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	839,295
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	451,134
San Jose (City of); Series 2011 A-1, Airport RB(b)	5.25%	03/01/2026	2,000	2,203,640
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(a)	5.50%	08/01/2026	3,195	3,595,941
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,126,490
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,321,548
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,139,060
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(d)	3.20%	06/01/2020	4,245	4,250,561
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,225,560
				108,450,587

Colorado–1.45%

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB(e)	5.00%	12/01/2029	4,000	4,348,400
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	567,562
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	780,968
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/2022	750	807,210
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,056,420
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2024	2,000	2,048,580
Series 2008, Unlimited Tax GO Bonds(j)	5.00%	08/01/2025	500	512,180
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(b)	5.00%	10/01/2032	3,000	3,255,330
Denver (City & County of); Series 2012 A, Airport System RB(b)	5.00%	11/15/2022	740	838,094
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2017	1,170	1,170,000
Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2021	1,045	1,128,788
Series 2013, Ref. Tax Allocation RB(e)	5.00%	12/01/2022	500	544,830

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(e)	4.13%	12/15/2027	$1,000	$1,014,340
University of Colorado; Series 2009 A, Enterprise System RB(c)(d)	5.50%	06/01/2019	1,000	1,057,870
				19,130,572

Connecticut–0.56%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(b)	5.50%	04/01/2021	1,000	1,104,200
University of Connecticut; Series 2017 A, RB	5.00%	01/15/2034	5,560	6,340,846
				7,445,046

District of Columbia–1.01%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,317,838
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,516,150
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(b)	5.00%	10/01/2034	2,215	2,572,922
Washington Metropolitan Area Transit Authority; Series 2017 A-2, Ref. Gross RB	5.00%	07/01/2033	4,150	4,966,014
				13,372,924

Florida–3.93%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,753,990
Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	636,941
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	484,053
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	419,108
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,078,650
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,257,440
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/2026	1,215	1,335,965
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,214,380
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,501,650
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,110,300
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(e)	6.00%	06/15/2035	1,265	1,350,944
Gainesville (City of); Series 2017 A, Utilities System RB	5.00%	10/01/2032	2,990	3,611,442
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2029	1,000	1,190,270
Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2031	3,000	3,530,160
Series 2017, Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2032	1,250	1,461,975
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2024	1,990	2,167,269
Series 2012, RB	5.50%	11/15/2032	1,670	1,859,161
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.); Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	670,842
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,273,549
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,123,720
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,271,360
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,914,802
Miami-Dade (County of); Series 2015 A, Ref. Aviation RB(b)	5.00%	10/01/2030	1,545	1,782,312
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,134,740
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,426,720
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,330,340
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(a)(d)	5.35%	05/01/2018	1,000	1,015,140

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	$885	$982,961
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	905,904
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM)(a)(b)	5.00%	10/01/2018	1,000	1,028,150
				51,824,238

Georgia–1.04%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(c)(d)	6.75%	01/01/2019	430	446,211
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,045,400
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2033	1,870	2,152,856
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,615,968
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. Sales Tax RB	5.00%	07/01/2032	7,150	8,479,328
				13,739,763

Guam–0.66%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(c)	5.25%	12/01/2017	1,000	1,000,000
Series 2009 A, Limited Obligation RB(c)	5.50%	12/01/2018	1,000	1,040,940
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(b)	6.00%	10/01/2023	3,000	3,075,600
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2021	1,500	1,652,070
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,700	1,902,657
				8,671,267

Hawaii–0.98%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,121,090
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(b)	5.00%	08/01/2021	1,000	1,109,780
Series 2013, Lease Revenue COP(b)	5.00%	08/01/2022	2,000	2,258,900
Series 2013, Lease Revenue COP(b)	5.00%	08/01/2023	1,250	1,438,813
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB(j)	5.00%	07/01/2031	6,000	7,042,740
				12,971,323

Idaho–0.08%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	522,665
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	500	503,660
				1,026,325

Illinois–12.78%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,000,570
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,251,343
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP(e)	6.84%	03/15/2033	2,347	2,347,411
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/2029	1,355	1,355,427
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	792	792,609
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(b)	5.50%	01/01/2027	1,000	1,147,790
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,134,770
Series 2014 A, Ref. Second Lien RB(b)	5.00%	01/01/2023	3,000	3,384,300
Chicago (City of) (O’Hare International Airport); Series 2015 A, Ref. RB(b)	5.00%	01/01/2029	6,000	6,850,020
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2031	1,000	1,155,260
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2032	1,000	1,150,120
Series 2017 D, General Sr. Lien Airport RB(b)	5.00%	01/01/2033	2,000	2,290,020

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	$564	$564,090
Chicago (City of) Board of Education; Series 2017 C, Ref. Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2030	2,000	2,065,120
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(j)	5.00%	12/01/2024	3,000	3,353,430
Series 2015 C, Limited Tax GO Green Bonds(j)	5.00%	12/01/2027	7,000	8,125,950
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB(c)(d)	5.25%	06/01/2018	2,200	2,243,208
Series 2008, Capital Grant Receipts RB(c)(d)	5.25%	06/01/2018	3,965	4,042,873
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,094,690
Chicago (City of); Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	3,750	4,319,737
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	5,000	5,721,850
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,140,200
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,956,532
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/01/2032	1,075	1,076,043
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,782,825
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,660,695
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2029	2,500	2,632,850
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	762,120
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,474,650
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,811,900
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2035	3,310	3,679,495
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(c)(d)	6.13%	11/01/2018	1,000	1,043,320
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,041,520
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2026	1,000	1,104,500
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,367,163
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	862,875
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2007 A, RB(c)(d)	6.00%	02/01/2018	900	906,732
Series 2007 A, RB(c)(d)	6.00%	02/01/2018	1,175	1,183,789
Series 2007 A, RB(c)(d)	6.00%	02/01/2018	380	382,842
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,615	1,700,837
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	271	14,894
Series 2016 B, RB	5.63%	05/15/2020	1,303	1,295,363
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,595,601
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	530	537,150
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,014,755
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,040,420
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,646,950
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(f)	0.00%	12/15/2032	10,000	5,175,800
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,523,775
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(a)(f)	0.00%	12/15/2029	2,550	1,585,335
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(j)	5.00%	01/01/2024	12,500	14,580,500
Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2022	1,250	1,382,513
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,871,431
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,125,320
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	1,995	2,200,744
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,357,499
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,124,620
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	5,000	5,383,100

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(c)(f)	0.00%	12/01/2021	$330	$306,372
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(f)	0.00%	12/01/2020	2,900	2,686,705
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,279	1,289,437
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	3,000	3,376,950
Series 2010, RB	5.38%	06/01/2021	525	593,187
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,261,320
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,942,715
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,695,301
				168,569,233

Indiana–2.25%

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	365	370,891
Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	200	203,228
Series 2006 E, Ref. Health System RB(c)(d)	5.25%	05/01/2018	175	177,825
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(c)(d)	5.25%	01/01/2019	500	519,860
Series 2017 A, Ref. RB	5.00%	01/01/2032	2,000	2,368,200
Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS-NATL)(a)(f)	0.00%	01/15/2018	3,000	2,995,290
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC)(a)(f)	0.00%	02/15/2019	1,850	1,808,153
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,134,656
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,472,925
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB(c)(d)	5.00%	01/15/2018	3,200	3,212,896
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(b)	5.88%	01/01/2024	1,185	1,324,332
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(d)	1.85%	10/01/2019	6,000	6,034,380
Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (b)(d)(g)	1.72%	12/02/2019	7,000	7,009,240
				29,631,876

Iowa–1.35%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(c)(d)	5.63%	06/01/2018	1,000	1,021,230
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(c)(d)	5.50%	06/15/2020	2,255	2,468,706
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,990	3,103,022
Series 2013, Midwestern Disaster Area RB(e)	5.88%	12/01/2026	2,565	2,717,207
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC)(a)	5.00%	02/15/2019	1,000	1,039,530
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,065,611
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,297,176
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,760,902
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(b)	5.50%	12/01/2025	2,225	2,371,383
				17,844,767

Kansas–0.54%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	09/01/2019	2,630	2,695,803
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,075,270

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	$1,000	$1,065,120
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,273,585
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,067,920
				7,177,698

Kentucky–1.98%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,022,190
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,026,250
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,076,580
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,351,240
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,703,670
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,590,439
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,763,370
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL)(a)	5.00%	09/01/2031	5,000	5,693,600
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	1,000	1,162,710
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	1,620	1,873,773
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	1,260	1,449,781
Paducah (City of) Electric Plant Board; Series 2009 A, RB(c)(d)	5.00%	04/01/2019	1,000	1,044,240
Series 2016 A, Ref. RB(INS-AGM) (a)	5.00%	10/01/2032	3,000	3,417,150
				26,174,993

Louisiana–2.32%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,109,370
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2030	1,400	1,634,080
Series 2017 A, Ref. RB	5.00%	10/01/2031	1,000	1,161,660
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB(c)(d)	5.88%	06/01/2018	1,000	1,022,450
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(INS-AGC) (a)	5.00%	01/01/2018	1,235	1,238,384
Series 2009 A-1, Ref. & Restructuring General Airport RB(INS-AGC) (a)	5.00%	01/01/2019	500	518,150
Series 2015 B, RB(b)	5.00%	01/01/2027	1,750	2,036,982
Series 2015 B, RB(b)	5.00%	01/01/2029	1,805	2,080,750
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,442,387
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	573,510
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	342,366
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,195,247
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,135,450
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	566,290
Series 2015, Water System RB	5.00%	12/01/2030	500	574,035
Series 2015, Water System RB	5.00%	12/01/2031	1,750	2,006,427
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,142,710
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,359,384
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,318,862
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,365,975
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,372,525

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	$5,000	$5,393,450
				30,590,444

Maine–0.08%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,019,530

Maryland–2.08%

Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,261,335
Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB(e)	4.13%	02/15/2034	1,000	1,012,100
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,110,200
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(d)	5.50%	01/01/2021	1,000	1,114,000
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB(c)(d)	6.00%	07/01/2021	335	385,005
Series 2011, RB(c)(d)	6.00%	07/01/2021	200	229,854
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB(c)(d)	5.25%	01/01/2018	250	250,758
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,137,820
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. Air Cargo RB(b)(e)	4.00%	07/01/2024	2,000	2,052,320
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016, Private Activity RB(b)	5.00%	09/30/2029	2,100	2,435,706
Series 2016 D, Private Activity RB(b)	5.00%	03/31/2036	5,100	5,762,847
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	1,765	1,881,984
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, TEMPS-70™ Mandatory Paydown Economic Development RB	3.00%	11/01/2025	2,750	2,759,488
				27,393,417

Massachusetts–0.30%

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	688,688
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/2019	1,500	1,586,100
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(c)(d)	6.70%	10/15/2019	500	545,855
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,148,310
				3,968,953

Michigan–4.05%

Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/2018	1,410	1,430,276
Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	4.88%	10/01/2023	390	392,235
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	05/01/2018	1,235	1,252,759
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB(c)(d)	5.00%	07/01/2018	1,000	1,021,180
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,832,850
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM) (a)	5.00%	07/01/2026	9,000	10,332,720
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,617,950
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,165,900
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%) (d)(g)	1.67%	10/15/2020	2,500	2,500,875
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%) (d)(g)	1.44%	12/01/2020	3,500	3,477,530

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	$3,000	$3,008,100
Regents of the University of Michigan; Series 2012 E, General Floating Rate RB (SIFMA Municipal Swap Index + 0.43%) (d)(g)	1.40%	04/02/2018	3,215	3,215,000
Summit Academy North; Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	1,010,430
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,692,872
Traverse City Area Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds(INS-AGM) (a)	5.00%	05/01/2018	2,280	2,314,200
Series 2008, Ref. Unlimited Tax GO Bonds(INS-AGM) (a)	5.00%	05/01/2019	2,260	2,291,572
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(b)	5.00%	12/01/2028	2,500	2,815,350
				53,371,799

Minnesota–0.64%

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	573,480
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,828,144
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(c)(d)	6.38%	11/15/2018	500	523,760
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,988,893
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	288,282
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	2.30%	12/01/2017	120	120,000
Series 2014, RB	2.60%	12/01/2018	120	120,104
Series 2014, RB	2.90%	12/01/2019	455	456,929
Series 2014, RB	3.15%	12/01/2020	620	625,475
Series 2014, RB	3.60%	12/01/2021	225	230,042
Series 2014, RB	4.00%	12/01/2022	265	274,956
Series 2014, RB	4.00%	12/01/2023	200	206,894
Series 2014, RB	4.00%	12/01/2024	175	180,385
Series 2014, RB	5.00%	12/01/2029	1,000	1,057,960
				8,475,304

Mississippi–0.69%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(i)	0.94%	06/01/2023	8,000	8,000,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2009 D, VRD Gulf Opportunity Zone IDR(i)	0.95%	12/01/2030	500	500,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	626,819
				9,126,819

Missouri–1.91%

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/2024	500	497,470
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,500,195
Cape Girardeau (County of) Industrial Development Authority (South Eastern Health); Series 2017, Ref. Health Facilities RB	5.00%	03/01/2036	2,000	2,193,620
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(c)(d)	5.00%	06/01/2019	525	551,523
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,122,470
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,244,940
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,244,940
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,170,697
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,881,247
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	1,500	1,499,295

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	$1,305	$1,448,694
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,288,640
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,760,340
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	749,171
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	374,857
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,617,991
				25,146,090

Nebraska–1.42%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,522,500
Series 2012, Gas RB	5.25%	09/01/2037	5,000	5,592,050
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/2022	720	764,878
Series 2012, Ref. RB	5.00%	11/01/2023	500	550,885
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(c)(d)	5.13%	04/01/2019	560	585,687
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,742,900
				18,758,900

Nevada–0.94%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,102,150
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	161,031
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,400	1,482,964
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,545	1,628,244
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	399,456
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(b)	5.00%	07/01/2019	1,020	1,070,286
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(b)	5.00%	07/01/2020	1,000	1,077,010
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(d)(e)	5.63%	06/01/2018	1,100	1,121,428
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,896,426
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(c)(d)	7.00%	06/15/2019	1,000	1,081,160
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds(c)(d)	4.75%	06/01/2018	1,405	1,428,815
				12,448,970

New Hampshire–0.12%

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,646,850

New Jersey–5.89%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)	5.00%	12/01/2024	4,000	4,343,440
Monmouth (County of) Improvement Authority; Series 2007, Governmental Loan RB(c)	5.00%	12/01/2017	10	10,000
Series 2007, Governmental Loan RB(INS-AMBAC) (a)	5.00%	12/01/2017	1,990	1,990,000
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2022	1,350	1,369,143
Series 2012 C, RB	5.00%	07/01/2032	475	460,171

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(b)	5.00%	07/01/2021	$425	$467,844
Series 2013, Private Activity RB(b)	5.00%	01/01/2028	1,000	1,123,880
Series 2013, Private Activity RB(b)	5.50%	01/01/2026	1,390	1,599,834
Series 2013, Private Activity RB(b)	5.50%	01/01/2027	1,130	1,308,902
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,212,000
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,326,848
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB(INS-BAM) (a)	5.00%	07/01/2028	3,500	4,101,020
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,692,180
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,238,520
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,380,252
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,144,510
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(c)	5.25%	07/01/2020	1,000	1,091,180
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,533,160
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,688,438
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%) (d)(g)	1.97%	12/15/2019	2,500	2,489,075
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	10,000	10,188,000
New Jersey (State of) Turnpike Authority; Series 2017 A, RB	5.00%	01/01/2034	5,000	5,862,900
North Hudson Sewerage Authority; Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	675,150
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(b)	5.00%	12/01/2023	5,000	5,416,250
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,200	6,292,752
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	4,810	4,819,043
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	2,000	1,932,940
				77,757,432

New Mexico–0.83%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	1,700	1,837,190
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	1,725	1,791,758
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	265	272,926
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)(d)	6.00%	08/01/2018	1,000	1,030,350
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%) (d)(g)	1.58%	08/01/2019	6,000	5,982,540
				10,914,764

New York–7.30%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(c)	5.75%	07/15/2019	290	309,621
Series 2009, PILOT RB	5.75%	07/15/2019	710	760,758
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Waste Disposal RB(b)(e)	3.75%	01/01/2020	1,000	1,020,040
Series 2014, Ref. Waste Disposal RB(b)(e)	4.50%	01/01/2025	1,000	1,126,870
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2035	5,000	5,855,350
Long Island (City of) Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,516,080
Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%) (d)(g)	1.52%	11/01/2018	5,000	5,004,700
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB(f)	0.00%	11/15/2029	1,000	697,530

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	$1,000	$1,026,040
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (d)(g)	1.55%	06/01/2019	5,000	4,997,450
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%) (d)(g)	1.38%	11/01/2022	3,000	2,972,190
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,100,252
New York & New Jersey (States of) Port Authority; Two Hundred Second Series 2017, Ref. Consolidated RB(b)	5.00%	10/15/2035	3,000	3,486,540
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(b)	5.65%	10/01/2028	2,500	2,492,625
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB(INS-AGC) (a)	5.00%	01/01/2018	200	200,538
Series 2009, PILOT RB(INS-AGC) (a)	5.00%	01/01/2019	200	207,086
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(j)	5.00%	01/15/2021	1,000	1,038,960
Series 2017 A-2, Future Tax Sec. RB	5.00%	08/01/2035	10,000	11,840,800
New York (City of); Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	6,054,200
Subseries 2008 J-4, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.55%) (g)	1.52%	08/01/2025	3,000	3,000,000
New York (State of) Dormitory Authority (General Purpose); Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2034	5,000	5,390,750
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,214,960
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,103,250
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(b)	5.00%	08/01/2026	5,000	5,358,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(b)	5.00%	07/01/2034	4,000	4,438,800
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL)(a)	6.90%	03/01/2020	5	5,020
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(d)	4.63%	07/01/2019	1,000	1,047,810
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(b)	5.00%	01/01/2032	1,250	1,412,762
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%) (d)(g)	1.53%	02/01/2021	5,600	5,619,376
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2029	5,000	5,843,150
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,716,870
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	2,990	3,403,936

				96,262,514

North Carolina–1.59%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2034	750	893,978
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,188,260
New Hanover (County of) (New Hanover Regional Medical Center); Series 2017, Ref. Hospital RB	5.00%	10/01/2036	1,500	1,734,240
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(b)	5.00%	06/30/2026	1,700	1,928,735
Series 2015, RB(b)	5.00%	06/30/2027	1,215	1,367,969
Series 2015, RB(b)	5.00%	06/30/2029	1,340	1,491,500
Series 2015, RB(b)	5.00%	06/30/2030	1,405	1,557,892
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(c)	6.00%	01/01/2019	465	476,964
Series 2008 C, Power System RB(c)(d)	6.75%	01/01/2019	1,000	1,055,100
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,911,798
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	5,920,850

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM)(a)	5.00%	01/01/2031	$1,250	$1,462,450
				20,989,736

North Dakota–0.37%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	4.38%	04/15/2026	755	764,913
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,868,569
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, Ref. RB(c)(d)	5.50%	10/01/2018	1,195	1,236,431
				4,869,913

Ohio–2.67%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	361,648
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,372,475
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,226,629
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,810,040
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,365,376
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/2024	1,000	1,055,970
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB(c)(d)	5.00%	04/01/2018	1,555	1,573,769
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,033,827
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,933,085
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,751,275
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	1,000,910
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,704,960
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,193,482
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%) (d)(g)	1.55%	08/01/2019	2,000	2,001,840
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	395	415,540
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(b)	5.00%	12/31/2025	1,300	1,516,086
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	1,160	1,154,339
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(b)(e)	3.75%	01/15/2028	2,000	2,060,960
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	1,700	1,681,317
				35,213,528

Oklahoma–0.73%

Chickasawa Nation; Series 2007, Health System RB(e)	5.38%	12/01/2017	110	110,000
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,061,284
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,280	958,592
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,445,800
				9,575,676

Oregon–0.54%

Portland (Port of); Series 2017 24-B, Airport RB(b)	5.00%	07/01/2035	3,255	3,743,641
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,073,190
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB(c)(d)	5.00%	10/01/2021	2,000	2,242,580
				7,059,411

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–5.10%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	$3,000	$3,080,940
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	410	410,836
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(d)	4.25%	04/01/2021	2,500	2,474,700
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/2022	615	656,482
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,341,683
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	1,983,425
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds(INS-NATL) (a)(f)	0.00%	10/01/2018	700	688,093
Series 1992 B, Unlimited Tax CAB GO Bonds(INS-NATL) (a)(f)	0.00%	10/01/2019	250	239,305
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,055	1,073,167
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,225,220
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB(b)(d)	2.70%	04/01/2020	4,380	4,414,427
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,571,040
Pennsylvania (Commonwealth of); First Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2028	5,000	5,968,850
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2027	5,965	6,978,633
Series 2015, RB(b)	5.00%	12/31/2034	2,630	2,953,043
Pennsylvania (State of) Turnpike Commission; Second Series 2017, Ref. Sub. Motor License Fund Special RB	5.00%	12/01/2031	1,500	1,764,420
Second Series 2017, Ref. Sub. Motor License Fund Special RB	5.00%	12/01/2032	1,500	1,757,340
Second Series 2017, Ref. Sub. RB	5.00%	12/01/2030	3,990	4,655,771
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%) (g)	2.12%	12/01/2019	2,000	2,026,740
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.98%) (g)	1.95%	12/01/2021	5,000	5,075,150
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (g)	1.62%	12/01/2018	6,455	6,468,491
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,149,180
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,146,950
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,413,490
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	06/01/2025	2,400	2,756,352
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,065,790
				67,339,518

Rhode Island–0.53%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,137,560
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,581,154
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,024,497
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,218,553
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,982,539
				6,944,303

South Carolina–1.16%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,172,009
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB(c)(d)	5.00%	01/01/2018	275	275,762
Series 2008 A-2, Electric RB	5.00%	01/01/2024	725	727,037
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,125,120

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC)(a)	5.00%	02/01/2019	$1,000	$1,039,550
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,087,680
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,320,787
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,557,012
				15,304,957

South Dakota–0.09%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB(c)(d)	5.00%	09/01/2020	605	659,438
Series 2010, RB(c)(d)	5.00%	09/01/2020	500	544,990
				1,204,428

Tennessee–1.08%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	859,656
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	805,751
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	554,395
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2031	1,000	1,150,210
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,268,060
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2008 C, RB	5.25%	06/01/2018	1,000	1,019,000
Series 2017 A, RB	5.00%	05/01/2031	1,185	1,401,440
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	688,896
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,546,116
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,716,232
Series 2006 C, Gas RB	5.00%	02/01/2027	150	177,155
				14,186,911

Texas–9.98%

Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/2024	300	305,529
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,039,920
Austin (City of); Series 2009 A, Ref. Water & Wastewater System RB(c)(d)	5.00%	11/15/2019	350	372,512
Series 2009 A, Ref. Water & Wastewater System RB(c)(d)	5.00%	11/15/2019	1,150	1,225,118
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,377,084
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	569,965
Brownsville (City of); Series 2008, Ref. Utilities System RB(c)(d)	5.00%	09/01/2018	1,010	1,037,401
Series 2008, Ref. Utilities System RB(INS-AGM) (a)	5.00%	09/01/2023	230	236,049
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/2023	1,670	1,791,426
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,724,036
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,449,238
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,196,230
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(a)	5.00%	08/15/2018	1,500	1,537,725

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(b)	5.25%	11/01/2026	$2,000	$2,315,780
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2022	150	163,854
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	164,879
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	292,523
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,097,300
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,447,222
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,571,327
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(i)	0.88%	11/01/2041	5,280	5,280,000
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB(INS-AGM) (a)	5.00%	10/01/2021	1,250	1,387,875
Series 2013, Bayport Area System RB(INS-AGM) (a)	5.00%	10/01/2023	2,610	2,952,954
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/2023	1,155	1,203,995
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,128,444
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (g)	1.72%	06/01/2020	2,000	2,009,200
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%) (d)(g)	1.78%	06/01/2020	5,000	5,025,600
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,620,075
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.00%	12/01/2018	500	527,685
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC)(a)	5.25%	11/15/2024	1,950	2,021,701
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(c)(d)	5.00%	12/01/2019	2,500	2,661,900
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	502,400
Houston (City of); Series 2011 A, Ref. Sub. Lien Airport System RB(b)	5.00%	07/01/2025	1,000	1,092,860
Series 2015 C, Ref. Airport System RB(b)	5.00%	07/15/2020	5,000	5,329,900
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,816,350
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,509,100
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(c)	5.88%	05/15/2021	505	541,769
Series 2012 A, RB	4.00%	02/15/2022	420	435,649
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.55%) (CEP-Texas Permanent School Fund)(d)(g)	1.39%	08/15/2019	8,000	8,006,560
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	386,803
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,796,592
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,616,415
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,513,918
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,282,424
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	497,965
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	680,562
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(e)	4.63%	08/15/2025	1,000	1,029,640
North Texas Tollway Authority; Series 2008, Ref. First Tier RB(c)(d)	6.00%	01/01/2018	875	878,106
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	125,444
Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%) (d)(g)	1.64%	01/01/2020	5,000	5,015,500
Series 2017 B, Ref. Second Tier System RB(INS-AGM) (a)	4.00%	01/01/2034	750	803,640
Series 2017 B, Ref. Second Tier System RB(INS-AGM) (a)	4.00%	01/01/2035	2,500	2,668,575

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(b)(d)(e)	7.25%	02/13/2020	$2,000	$2,050,720
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	1,810	1,867,214
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,660,643
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB(c)(d)	5.75%	11/15/2018	435	452,909
Series 2009, Ref. Hospital RB(c)(d)	5.75%	11/15/2018	565	588,532
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC)(a)	5.75%	07/01/2018	380	389,295
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas); Series 2008 B, Ref. VRD Hospital RB (LOC-TD Bank, N.A.)(h)(i)	0.93%	10/01/2041	2,300	2,300,000
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB	4.13%	11/15/2028	2,680	2,172,006
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,657,500
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB(c)(f)	0.00%	08/15/2018	3,280	3,248,250
Series 2002 A, First Tier CAB RB(INS-AMBAC) (a)(f)	0.00%	08/15/2018	2,420	2,395,582
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,000	3,652,200
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,911,298
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	571,185
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,498,181
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,981,752
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/2022	395	422,433
Series 2012 A, Education RB	5.00%	08/15/2027	585	627,541
				131,711,960

Utah–0.54%

Salt Lake City (City of); Series 2017 A, Airport RB(b)	5.00%	07/01/2034	3,500	4,094,650
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,076,620
Utah (State of) Transit Authority; Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2021	535	591,758
Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2022	505	570,307
Series 2012, Ref. Sub. Sales Tax RB	5.00%	06/15/2023	655	738,191
				7,071,526

Virgin Islands–0.46%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(b)	5.00%	09/01/2022	1,320	1,380,113
Series 2014 A, Ref. Marine RB(b)	5.00%	09/01/2023	1,000	1,039,920
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	2,950	1,792,125
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	1,889,150
				6,101,308

Virginia–1.04%

Dulles Town Center Community Development Authority (Dulles Town Center); Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,167,133
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	702,660
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,474,320
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	850	878,713
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB(c)(d)	5.13%	05/15/2019	1,000	1,050,810

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(b)	5.00%	07/01/2034	$5,000	$5,400,700
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(b)	5.00%	01/01/2027	2,500	2,775,425
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	280	295,739
				13,745,500

Washington–1.71%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(b)	5.50%	07/01/2025	1,000	1,115,400
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(c)(d)	5.00%	01/01/2019	1,000	1,036,520
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,104,740
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	240,694
Series 2008, Ref. & Improvement Municipal Light & Power RB(c)(d)	5.75%	04/01/2019	1,725	1,819,375
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(b)	5.00%	06/01/2021	650	712,913
Series 2013, Ref. Special Facility RB(b)	5.00%	06/01/2024	1,560	1,748,760
Tes Properties; Series 2009, RB(c)(d)	5.00%	06/01/2019	1,000	1,049,770
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	572,625
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2030	2,000	2,298,000
Series 2017, Ref. RB	5.00%	08/15/2035	1,045	1,173,817
Series 2017, Ref. RB	5.00%	08/15/2036	1,000	1,120,650
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(c)(d)	5.13%	10/01/2019	1,500	1,592,460
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB(e)	4.88%	01/01/2022	2,250	2,250,922
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,711,217
				22,547,863

West Virginia–0.60%

Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(e)	5.50%	06/01/2037	2,000	2,069,800
West Virginia (State of) Commissioner of Highways (Surface Transportation Improvements); Series 2017 A, Special Obligation RB	5.00%	09/01/2029	2,980	3,611,879
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(b)(e)	6.75%	02/01/2026	2,000	1,954,540
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	330	335,039
				7,971,258

Wisconsin–1.87%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB(b)	5.00%	12/01/2022	1,250	1,312,838
Series 2010 B, Ref. Airport RB(b)	5.00%	12/01/2023	1,000	1,047,880
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(e)	6.25%	08/01/2027	5,000	5,351,150
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(b)	5.38%	11/01/2021	1,370	1,374,000
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,718,520
Series 2012, RB	5.00%	06/01/2026	1,000	1,104,230
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB(e)	5.00%	06/01/2025	1,000	1,072,210
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB(k)	5.50%	12/01/2035	1,875	1,312,500
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. TEMPS-85SM Senior Living RB(e)	3.95%	11/15/2024	1,000	1,016,880
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	720	765,864
Series 2015, Ref. RB	5.00%	04/01/2025	1,385	1,491,382

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(e)	4.13%	12/01/2024	$2,900	$2,778,229

Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,250	3,363,065
				24,708,748

Wyoming–1.24%

Lincoln (County of) (Exxon Corp.); Series 2014, Ref. VRD PCR(i)	0.94%	10/01/2044	3,600	3,600,000
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(i)	0.94%	10/01/2044	10,000	10,000,000
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB(c)(d)	5.38%	01/01/2018	1,000	1,002,970
Series 2017 A, Ref. Power Supply RB(INS-BAM) (a)	5.00%	01/01/2031	1,500	1,734,180
				16,337,150
TOTAL INVESTMENTS IN SECURITIES(l)–101.27% (Cost $1,296,697,843)				1,336,024,680
FLOATING RATE NOTE OBLIGATIONS–(1.75)%
Notes with interest and fee rates ranging from 1.50% to 1.59% at 11/30/2017 and contractual maturities of collateral ranging from 01/15/2021 to 07/01/2031 (See Note 1D)(m)				(23,040,000)
OTHER ASSETS LESS LIABILITIES–0.48%				6,267,837

NET ASSETS–100.00%				$1,319,252,517

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAB	—	Revenue Anticipation Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SIFMA	—	Securities Industry and Financial Markets Association
Sr.	—	Senior
Sub.	—	Subordinated
TEMPS	—	Tax-Exempt Mandatory Paydown Securities
USD	—	U.S. Dollar
VRD	—	Variable Rate Demand
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $67,334,443, which represented 5.10% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2017 represented less than 1% of the Fund’s Net Assets.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Fund’s investments with a value of $38,802,941 are held by TOB Trusts and serve as collateral for the $23,040,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary

Invesco Intermediate Term Municipal Income Fund

C.	Country Determination – (continued)

market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Intermediate Term Municipal Income Fund

lnvesco Limited Term Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	LTMI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.06%

Alabama–1.15%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,838,953
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,015,170
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2018	1,985	2,014,100
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2019	1,410	1,458,391
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/2020	1,375	1,419,990
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB(b)	4.00%	06/01/2021	10,000	10,612,200
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2018	3,540	3,602,304
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2019	3,535	3,669,330
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,787,758
				28,418,196

Alaska–0.37%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM)(a)	5.13%	04/01/2019	1,000	1,042,110
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	825,902
Alaska (State of) International Airports System; Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,160,570
Series 2016 A, Ref. RB	5.00%	10/01/2024	2,000	2,361,360
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,058,050
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC)(a)	5.13%	06/01/2024	650	681,174
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	1,981,188
				9,110,354

Arizona–1.34%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC)(a)	4.00%	07/01/2018	1,250	1,270,063
Arizona (State of); Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2018	2,000	2,058,820
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,058,100
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2021	2,000	2,141,720
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2022	2,000	2,141,260
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2023	2,000	2,140,780
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,257,276
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	07/01/2019	1,500	1,579,710
Phoenix Civic Improvement Corp.; Series 2017 B, Ref. Sr. Lien Airport RB	5.00%	07/01/2023	2,355	2,736,722
Series 2017 B, Ref. Sr. Lien Airport RB	5.00%	07/01/2024	2,580	3,056,345
Series 2017 B, Ref. Sr. Lien Airport RB	5.00%	07/01/2025	1,500	1,806,645
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,303,800
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	2,936,375
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	5,000	6,132,100
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	525,005
				33,144,721

California–7.57%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2019	1,520	1,607,035
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.70%) (b)(d)	1.67%	10/01/2019	13,790	13,856,054

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.60%) (b)(d)	1.57%	04/01/2020	$11,890	$11,946,477
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (SIFMA Municipal Swap Index + 0.37%) (b)(d)	1.34%	12/01/2022	4,000	4,001,720
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2017 D, RB(b)	5.00%	11/01/2022	5,000	5,731,100
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(b)	4.00%	10/01/2024	10,000	11,087,900
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)	5.10%	02/01/2019	265	271,063
Series 2010 B, RB(b)(c)	5.50%	02/01/2020	1,250	1,355,775
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,438,728
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage)(a)	5.25%	08/15/2019	325	333,577
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(b)(c)	5.05%	10/01/2018	1,500	1,546,860
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,015,691
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 1.00%) (d)	1.97%	05/01/2019	4,000	4,022,000
Series 2013, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%) (b)(d)	1.35%	12/01/2022	3,000	3,000,000
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.70%) (b)(d)	1.57%	12/01/2020	8,000	8,050,320
Series 2013 E, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.83%) (b)(d)	1.70%	12/03/2018	13,000	13,038,350
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.76%) (b)(d)	1.63%	12/01/2021	10,000	10,100,900
Series 2017, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	11/01/2025	5,000	6,055,450
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. Floating Rate RB (3 mo. USD LIBOR + 0.37%) (b)(d)	1.33%	04/01/2020	7,875	7,886,104
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,000,840
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(e)	0.00%	08/01/2021	1,500	1,398,720
Golden State Tobacco Securitization Corp.; Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,056,320
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,122,260
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,338,200
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	11,500	13,415,325
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC)(a)(e)	0.00%	08/01/2025	3,000	2,495,250
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(e)	0.00%	08/01/2020	1,000	952,730
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	458,154
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	08/01/2024	1,000	1,054,390
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB(b)(c)	5.00%	05/15/2018	1,000	1,017,160
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,242,920
Los Angeles Unified School District; Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	5,000	6,076,850
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM)(a)	5.00%	08/01/2019	2,360	2,490,744
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds(b)(c)	5.00%	08/01/2019	925	977,966
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/2020	1,605	1,698,539
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,071,160
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,070,500
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2023	1,300	1,153,126

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	$1,000	$1,020,530
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/2025	1,500	1,533,795
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,018,090
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,561,140
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	541,920
San Diego (City of) Public Facilities Financing Authority; Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,192,910
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,109,320
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM)(a)	4.00%	06/15/2018	450	456,521
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL)(a)	4.38%	01/01/2024	1,000	1,002,270
Southern California Metropolitan Water District; Series 2012 B-2, Ref. SIFMA Index Floating Rate RB (SIFMA Municipal Swap Index + 0.38%) (b)(d)	1.35%	03/27/2018	2,000	2,000,320
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2022	1,900	1,726,986
Series 2009 B-1, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/2023	2,000	1,773,060
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. Special Tax RB (INS-BAM) (a)	5.00%	09/01/2022	1,500	1,716,450
Series 2015, Ref. Special Tax RB (INS-BAM) (a)	5.00%	09/01/2023	1,000	1,169,620
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,120,120
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	740,493
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,724,250
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM)(a)(b)	3.20%	06/01/2020	3,695	3,699,840
Vernon (City of); Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	630	657,380
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,415	1,494,127
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,334,130
				187,029,530
Colorado–1.23%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB(b)(c)	5.00%	06/01/2018	1,000	1,018,170
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(b)(c)	6.75%	12/01/2018	515	536,857
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB(b)(c)	5.25%	05/15/2019	1,000	1,051,120
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,897,996
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB(b)(c)	5.00%	12/01/2018	160	165,798
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%) (b)(d)	1.73%	11/15/2019	5,780	5,799,189
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2019	1,000	1,049,770
E-470 Public Highway Authority; Series 2017 A, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 0.90%) (b)(d)	1.82%	09/01/2019	5,830	5,847,898
Series 2017 B, Sr. Floating Rate RB (1 mo. USD LIBOR + 1.05%) (b)(d)	1.95%	09/01/2021	2,000	2,020,880
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,827,729
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,553,200
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB(b)	5.00%	03/01/2022	5,000	5,543,750
				30,312,357
Connecticut–2.73%

Connecticut (State of) (Transportation Infrastructure); Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,502,945

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(c)	4.00%	07/01/2022	$2,590	$2,843,924
Series 2017 I-1, Ref. RB	5.00%	07/01/2024	670	782,011
Series 2017 I-1, Ref. RB	5.00%	07/01/2025	400	473,460
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (1 mo. USD LIBOR + 0.55%) (b)(d)	1.38%	07/01/2019	12,000	11,967,360
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 1999 U-2, RB(b)	1.00%	02/06/2019	10,000	9,922,500
Series 2015 A, Ref. RB(b)	1.38%	07/11/2018	8,000	8,000,240
Connecticut (State of); Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.55%) (d)	1.52%	03/01/2019	4,350	4,357,221
Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.65%) (d)	1.62%	03/01/2020	6,000	6,015,420
Series 2013 A, Unlimited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.85%) (d)	1.82%	03/01/2022	5,000	4,995,350
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,133,840
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB(b)(c)	5.13%	06/01/2018	1,000	1,018,290
University of Connecticut; Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,729,643
Series 2016 A, Ref. RB	5.00%	03/15/2019	3,500	3,646,055
				67,388,259

Delaware–0.11%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB(b)(c)	4.05%	07/01/2019	1,000	1,038,420
Series 2009 A, RB(c)	5.00%	07/01/2018	1,540	1,572,617
				2,611,037

District of Columbia–0.61%

District of Columbia (Georgetown University); Series 2001 C, University RB(b)(c)	5.25%	10/01/2018	2,000	2,064,420
Series 2011, University RB(b)(c)	5.00%	04/01/2021	2,055	2,276,796
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,152,430
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,762,170
Washington Metropolitan Area Transit Authority; Series 2017 A-1, Ref. Gross RB	5.00%	07/01/2023	3,695	4,285,424
Series 2017 A-1, Ref. Gross RB	5.00%	07/01/2024	3,000	3,543,750
				15,084,990
Florida–5.09%

Braword (County of) Professional Sports Facilities (Broward County Civic Arena); Series 2016, Ref. Tax RB	5.00%	09/01/2023	3,000	3,471,690
Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,799,347
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2025	2,000	2,391,820
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,078,650
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,029,760
Series 2015 A, Floating Rate Sr. Sec. RB (SIFMA Municipal Swap Index + 0.95%) (d)	1.92%	06/01/2020	5,000	5,000,000
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,500,000
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR(b)	2.10%	04/11/2019	2,000	2,004,500
Series 2009, Solid Waste Disposal RB(b)	1.40%	12/01/2017	2,500	2,500,000
Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,567,996
Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,149,644
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,062,800
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,771,286

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL)(a)	5.00%	07/01/2018	$1,335	$1,339,005
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,380,300
Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,390,982
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	6,697,787
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,704,379
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,167,750
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(f)	4.50%	12/01/2020	3,050	3,304,583
Hillsborough (County of) School Board; Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2020	2,200	2,394,920
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2021	1,700	1,895,500
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2022	1,500	1,708,185
Manatee (County of) School District; Series 2017, Sales Tax RB (INS-AGM)(a)	5.00%	10/01/2024	2,600	3,084,302
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(a)	5.00%	10/01/2028	750	788,858
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB(b)(c)	5.50%	06/01/2019	2,455	2,597,071
Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/2018	1,000	1,018,270
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB(b)(c)	5.00%	10/01/2019	1,000	1,062,200
Series 2009 B, Aviation RB(b)(c)	5.00%	10/01/2019	1,000	1,062,200
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,420,659
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.00%	10/01/2018	1,500	1,545,240
Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.13%	10/01/2018	1,525	1,572,550
Series 2008 C, Ref. Water & Sewer System RB(b)(c)	5.50%	10/01/2018	1,500	1,551,375
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	23,000	27,235,910
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP(b)(c)	6.25%	09/01/2018	500	518,160
				125,767,679

Georgia–3.05%

Atlanta (City of); Series 2009 B, Water & Wastewater RB(b)(c)	5.00%	11/01/2019	865	920,386
Series 2009 B, Water & Wastewater RB(b)(c)	5.00%	11/01/2019	870	925,706
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/2019	970	1,016,026
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2020	630	668,745
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2021	635	674,421
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2027	2,000	2,475,780
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR(b)	2.20%	04/02/2019	1,000	999,340
Series 1994, PCR(b)	2.20%	04/02/2019	4,000	3,997,360
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(b)	2.40%	04/01/2020	2,000	1,983,420
Clarke (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, Ref. RAC	5.00%	07/01/2023	2,000	2,311,240
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	1,535	1,629,709
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,594,300
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,592,600
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB(b)	2.35%	12/11/2020	5,000	4,986,950
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB(b)(c)	5.00%	06/15/2019	2,830	2,976,651
Series 2016 A, Ref. RB	5.00%	07/01/2022	600	681,246
Series 2016 A, Ref. RB	5.00%	07/01/2023	600	692,178
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,239,980
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.95%) (b)(d)	1.92%	02/18/2020	8,100	8,081,613
Georgia (State of) Municipal Electric Authority; Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,057,345

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Georgia (State of) Road & Tollway Authority; Series 2017 A, RB	5.00%	06/01/2026	$1,020	$1,231,344
Series 2017 B, Ref. RB	5.00%	06/01/2021	2,500	2,768,675
Glynn-Brunswick Memorial Hospital Authority; Series 2008, RAC(b)(c)	5.00%	08/01/2018	900	921,141
Series 2008, RAC	5.00%	08/01/2020	100	102,432
Series 2008, RAC(b)(c)	5.25%	08/01/2018	900	922,608
Series 2008, RAC	5.25%	08/01/2023	100	102,419
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(a)	5.25%	07/01/2029	2,000	2,103,680
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/2019	635	659,086
Series 2009, RAC	5.00%	08/01/2024	1,260	1,330,157
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/2020	2,000	2,072,100
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/2021	1,500	1,621,770
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR(b)	2.00%	06/13/2019	3,500	3,485,895
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC(b)(c)	5.25%	01/01/2019	2,500	2,597,925
Series 2016, Ref. RAC	5.00%	01/01/2023	1,000	1,140,840
Series 2016, Ref. RAC	5.00%	01/01/2024	1,000	1,163,080
Series 2016, Ref. RAC	5.00%	01/01/2025	1,500	1,772,115
Series 2016, Ref. RAC	5.00%	01/01/2026	1,000	1,192,530
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB(b)(c)	5.00%	02/01/2018	605	608,527
Series 2007, RB(b)(c)	5.00%	02/01/2018	1,490	1,498,687
Series 2007, RB(b)(c)	5.00%	02/01/2018	1,385	1,393,075
				75,193,082
Guam–0.31%

Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,053,660
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2020	2,070	2,234,358
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,460	1,634,047
Guam (Territory of); Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,054,640
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,618,305
				7,595,010

Hawaii–0.71%

Hawaii (State of); Series 2016 FB, Unlimited Tax GO Bonds	5.00%	04/01/2024	9,675	11,410,018
Honolulu (City & County of) (Honolulu Rail Transit); Series 2017, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.31%) (b)(d)	1.28%	09/01/2020	6,000	6,000,780
				17,410,798

Idaho–0.29%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,041,480
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB(b)(c)	5.25%	07/15/2019	500	529,200
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/2018	1,760	1,775,453
Series 2011, Ref. General RB(b)	5.25%	04/01/2021	3,555	3,904,314
				7,250,447

Illinois–7.47%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	01/01/2023	1,260	1,326,163

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	$2,000	$2,131,440
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	414,868
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	532,860
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,012,526
Chicago (City of) (O’Hare International Airport); Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2021	1,025	1,098,861
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,091,613
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,723,000
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2023	1,475	1,688,285
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2024	1,800	2,098,476
Chicago (City of) Metropolitan Water Reclamation District; Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,822,793
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	4,995,808
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,181,290
Series 2016 D, Limited Tax GO Green Bonds	5.00%	12/01/2023	1,755	2,027,306
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,573,935
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,754,480
Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	4,000	4,617,280
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB(b)(c)	5.25%	12/01/2018	2,500	2,598,000
Chicago (City of) Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	1,500	1,731,480
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2024	6,705	7,428,268
Chicago (City of); Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,493,418
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,602,100
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,362,640
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,818,678
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	5,750	6,629,117
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	01/01/2029	1,000	1,000,970
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,100,350
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2025	3,520	4,047,930
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,135,437
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,451,687
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds(c)	4.25%	12/01/2020	555	597,291
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/2019	1,000	978,730
Series 2010, School Building Unlimited Tax CAB GO Bonds(e)	0.00%	01/01/2020	1,000	954,630
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB(b)(c)	5.00%	04/01/2019	1,200	1,252,284
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	473,714
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB(b)(c)	5.25%	03/01/2020	1,275	1,377,625
Series 2005, RB(b)(c)	5.25%	03/01/2020	1,500	1,620,735
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2018	500	509,160
Series 2016 A, Ref. RB	5.00%	08/15/2019	500	519,185
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB(b)	1.88%	08/01/2020	7,000	7,046,200
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,170,266
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2016 A, Ref. RB	5.00%	08/15/2023	1,075	1,241,539
Series 2016 A, Ref. RB	5.00%	08/15/2024	1,000	1,173,450
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(e)	0.00%	12/15/2032	25,000	12,939,500
Series 2002, Dedicated State Tax RB (INS-NATL) (a)	5.70%	06/15/2025	4,000	4,534,160

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	$525	$545,312
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	4,710	4,961,326
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,647,350
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,201,255
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,277,350
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,100	1,179,937
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,695	5,025,481
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2022	3,000	3,190,110
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB(b)(c)	5.00%	01/01/2018	1,000	1,002,810
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2020	1,850	2,025,713
Series 2010, RB	5.50%	06/01/2023	1,500	1,694,070
Springfield (City of); Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,469,421
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,268,320
St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds(c)	5.00%	10/01/2019	625	662,706
Series 2009, Ref. Unlimited Tax GO Bonds(b)(c)	5.00%	10/01/2019	970	1,028,520
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	396,233
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	537,647
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds(b)(c)	5.75%	06/01/2018	240	245,182
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,218,004
				184,456,275
Indiana–2.83%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB(b)(c)	5.00%	07/15/2019	1,000	1,054,430
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	422,161
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	354,899
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	8,400	9,910,488
Indiana (State of) Finance Authority; Series 2016 C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,515,010
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	273,902
Series 2011 A, Power Supply System RB(b)(c)	5.00%	07/01/2021	250	278,680
Indiana Bond Bank; Series 2007 B-1, Floating Rate Special Program Gas RB (3 mo. USD LIBOR + 0.97%) (d)	1.88%	10/15/2022	3,875	3,875,194
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB(b)(c)	5.25%	01/01/2019	200	207,944
Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	840	874,465
Michigan City School Building Corp.; Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	4.00%	07/15/2019	1,085	1,116,769
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	07/15/2020	1,140	1,231,132
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB(b)(c)	5.13%	01/15/2019	2,285	2,374,572
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB(b)(c)	5.00%	01/15/2018	2,470	2,480,522
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,641,435
Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,331,854
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR(b)	1.75%	06/01/2018	4,500	4,501,530
University of Southern Indiana; Series 2009 J, Student Fee RB(b)(c)	5.00%	10/01/2019	400	424,504
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(b)	1.85%	10/01/2019	20,000	20,114,600
				69,984,091

Iowa–0.56%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(b)(c)	5.38%	06/15/2020	1,825	1,992,316

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2018	$1,000	$1,007,080
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	500	519,765
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.25%	12/01/2017	2,500	2,500,000
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,585,150
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,652,025
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,639,675
				13,896,011

Kansas–1.03%

Dodge City (City of); Series 2009, Sales Tax RB(b)(c)	5.00%	06/01/2019	1,000	1,050,520
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	6,919,006
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	535,205
Kansas (State of) Development Finance Authority; Series 2015 G, RB	5.00%	04/01/2019	3,000	3,135,960
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,646,050
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,622,100
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,608,085
				25,516,926

Kentucky–2.16%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB(b)(c)	5.25%	02/01/2018	1,030	1,036,571
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC)(a)	5.75%	12/01/2028	550	556,787
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015, Sr. RB	5.00%	07/01/2022	850	954,100
Series 2015 A, Sr. RB	5.00%	07/01/2025	1,635	1,890,616
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	3,970,426
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,116,005
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2021	5,860	6,320,069
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2022	4,560	4,934,513
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2023	1,000	1,081,290
Series 2015 B, Ref. Floating Rate Power System RB (SIFMA Municipal Swap Index + 1.40%) (b)(d)	2.37%	09/01/2018	3,000	3,001,080
Kentucky (State of) Municipal Power Agency; Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	2,000	2,325,420
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	3,380	3,909,477
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	2,870	3,302,279
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB(b)(c)	5.00%	11/15/2019	5,890	6,274,735
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,379,287
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(b)	2.20%	08/01/2019	3,000	3,011,160
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.00%	10/01/2027	2,000	2,271,760
Series 2016 A, Ref. Health System RB	5.00%	10/01/2023	770	883,667
Paducah (City of) Electric Plant Board; Series 2009 A, RB(b)(c)	5.00%	04/01/2019	2,000	2,088,480
				53,307,722

Louisiana–3.09%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(g)	0.94%	08/01/2035	3,450	3,450,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB(b)(c)	5.25%	01/01/2020	$1,000	$1,092,890
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2017	1,690	1,690,000
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2018	1,775	1,817,280
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB(c)	4.00%	04/01/2018	1,600	1,614,144
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC)(a)	4.00%	04/01/2018	1,555	1,568,995
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,012,230
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB(b)(c)	5.00%	10/01/2019	1,500	1,591,890
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(b)(c)	5.00%	02/01/2020	1,000	1,072,270
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	115	117,834
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,084,530
Louisiana Citizens Property Insurance Corp.; Series 2006 C-3, Assessment RB(b)(c)	6.13%	06/01/2018	1,550	1,586,688
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2018	5,000	5,087,150
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2022	12,875	14,579,650
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2018	1,000	1,020,420
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,697,492
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,306,620
New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,579,063
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,140,491
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	1,965,600
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,041,660
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(b)(c)	6.00%	01/01/2019	1,025	1,073,319
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	518,150
New Orleans (City of); Series 2009, Ref. Sewerage Service RB(b)(c)	6.25%	06/01/2019	1,000	1,068,880
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	508,765
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	733,138
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,059,700
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	568,120
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	577,275
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,169,240
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	800,478
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	464,780
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	586,780
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	291,715
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	406,329
Series 2015, Water System RB	5.00%	12/01/2023	600	688,740
Series 2015, Water System RB	5.00%	12/01/2024	750	872,730
Series 2015, Water System RB	5.00%	12/01/2025	825	965,745
Series 2015, Water System RB	5.00%	12/01/2026	500	584,125
Series 2015, Water System RB	5.00%	12/01/2027	750	872,078
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)	4.00%	06/01/2022	2,865	3,060,336
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,047,610

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	$2,540	$2,663,038
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,576,500
				76,274,468

Maine–0.10%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2019	750	752,295
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2020	870	872,645
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/2023	950	953,230
				2,578,170
Maryland–0.36%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%) (b)(d)	1.38%	05/15/2018	3,000	3,000,270
Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	4,955	5,902,297
				8,902,567
Massachusetts–1.34%

Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,415,012
Massachusetts (State of) Development Finance Agency (Boston Medical Center); Series 2016 E, Ref. RB	5.00%	07/01/2022	850	950,283
Series 2016 E, Ref. RB	5.00%	07/01/2023	1,365	1,546,095
Series 2016 E, Ref. RB	5.00%	07/01/2024	1,000	1,146,120
Series 2016 E, Ref. RB	5.00%	07/01/2025	500	579,040
Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,268,945
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	4.00%	04/15/2020	165	171,376
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,993,285
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB(b)(c)	5.00%	07/01/2019	1,095	1,153,188
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	3,700	4,312,757
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (SIFMA Municipal Swap Index + 0.55%) (b)(d)	1.52%	01/30/2018	8,635	8,638,713
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2021	500	550,590
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	674,118
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	714,925
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	637,939
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	586,520
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009, Ref. RB(b)(c)	6.00%	07/01/2019	940	1,004,522
Series 2009, Ref. RB	6.00%	07/01/2024	560	598,707
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,169,850
				33,111,985

Michigan–5.04%

Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/2023	7,150	7,579,572
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/2024	1,040	1,107,038
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2021	1,180	1,250,446
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2022	520	553,025
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,829,187
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB(b)	1.10%	08/15/2019	1,500	1,486,485

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2020	$3,500	$3,785,145
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2021	4,000	4,425,120
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2022	10,000	11,244,600
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2023	2,000	2,305,740
Series 2016, Ref. RB	5.00%	11/15/2024	2,200	2,568,588
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,059,340
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-1, Ref. Floating Rate Hospital RB (1 mo. USD LIBOR + 0.60%) (b)(d)	1.52%	10/15/2018	9,195	9,199,414
Series 2015 D-2, Ref. Floating Rate Hospital RB (1 mo. USD LIBOR + 0.75%) (b)(d)	1.67%	10/15/2020	10,000	10,003,500
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (1 mo. USD LIBOR + 0.54%) (b)(d)	1.44%	12/01/2020	10,000	9,935,800
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,168,380
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	897,813
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB(c)	5.00%	11/15/2019	1,500	1,599,465
Series 2009, Ref. RB(c)	5.50%	11/15/2018	1,000	1,039,310
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB(c)	5.25%	05/15/2018	1,100	1,119,701
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.00%	05/01/2019	1,515	1,587,296
Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.13%	05/01/2019	300	314,835
Series 2009 A, City of Grand Rapids Downtown Development RB(b)(c)	5.25%	05/01/2019	500	525,595
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS-AMBAC)(a)	7.00%	05/01/2021	8,520	9,889,079
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,188,580
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,592,535
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2023	3,200	3,678,720
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2024	10,000	11,684,900
Regents of the University of Michigan; Series 2012 E, SIFMA Index Floating Rate General RB (SIFMA Municipal Swap Index + 0.43%) (b)(d)	1.40%	04/02/2018	5,715	5,715,000
Series 2017 A, Ref. RB	5.00%	04/01/2024	3,480	4,124,531
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 V, RB(b)(c)	8.25%	09/01/2018	3,765	3,957,090
Series 2009 W, Ref. RB(c)	5.50%	08/01/2019	1,775	1,839,912
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC)(a)	5.00%	05/01/2018	1,270	1,288,999
				124,544,741
Minnesota–0.89%
Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	500	570,460
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,389,684
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	938,016
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,750,800
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,109,852
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2019	1,400	1,471,386
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2021	1,350	1,465,047
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	792,364

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	$1,000	$1,038,160
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,604,295
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,364,037
Series 2016 C, Sr. Airport RB	4.00%	01/01/2021	175	187,280
Series 2016 C, Sr. Airport RB	5.00%	01/01/2022	250	281,925
Series 2016 C, Sr. Airport RB	5.00%	01/01/2023	225	258,707
Series 2016 C, Sr. Airport RB	5.00%	01/01/2024	200	234,784
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/2020	1,500	1,572,930
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2021	1,500	1,606,560
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,042,910
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB(b)(c)	5.25%	02/01/2019	2,175	2,266,720
				21,945,917
Mississippi–0.33%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB(b)(c)	4.63%	09/01/2019	1,695	1,783,293
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC)(a)	5.00%	07/01/2024	1,000	1,051,350
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(g)	0.95%	12/01/2030	5,200	5,200,000
				8,034,643
Missouri–0.81%

Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,090,100
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,727,955
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,127,209
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,046,740
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,020,548
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,093,120
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street); Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	3,051,256
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,334,461
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,531,921
				20,023,310
Montana–0.19%
Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB(c)	4.63%	07/01/2018	1,010	1,029,220
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,047,520
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,592,125
				4,668,865
Nebraska–1.15%

Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,637,384
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,866,926
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,426,700
Nebraska (State of) Municipal Energy Agency; Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2024	825	958,031
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2025	1,300	1,533,415
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2026	1,000	1,195,110

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Nebraska (State of) Public Power District; Series 2016 A, Ref. RB	5.00%	01/01/2025	$1,570	$1,866,730
Omaha (City of) Public Power District; Series 2016 A, Ref. Electric System RB	5.00%	02/01/2025	13,270	15,863,622
				28,347,918

Nevada–1.74%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	1,972,837
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,269,480
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,354,584
Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,052,500
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2023	4,000	4,209,360
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2024	1,855	1,951,497
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2025	1,500	1,578,030
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,319,637
Nevada (State of); Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	4,605	5,409,816
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	12,824,849
				42,942,590

New Hampshire–0.08%

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/2025	525	581,689
Series 2011, RB	5.50%	10/01/2026	510	568,533
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	230	230,465
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	135	135,258
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	550	570,036
				2,085,981

New Jersey–4.04%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/2021	1,500	1,589,295
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,387,321
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2010, Ref. RB(c)	5.00%	12/15/2017	1,487	1,488,784
Series 2010, Ref. RB(c)	5.00%	12/15/2017	63	63,079
New Jersey (State of) Economic Development Authority; Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,699,232
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,047,930
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,672,605
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB (INS-BAM) (a)	5.00%	07/01/2023	5,000	5,618,950
New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, Transportation System RB (INS-AGC) (a)	5.50%	12/15/2021	6,000	6,705,540
Series 2006 A, Transportation System RB (INS-AGM) (a)	5.25%	12/15/2021	1,820	2,015,177
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,745,523
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,038,380
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,062,700
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,079,400
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	5,956,247
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,476,400
Series 2014, Floating Rate Transportation Program RN (SIFMA Municipal Swap Index + 1.00%) (b)(d)	1.97%	12/15/2019	2,000	1,991,260
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	5,035,770
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2024	14,700	14,977,095

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	$785	$813,236
Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	675	699,280
Series 2009 H, Turnpike RB	5.00%	01/01/2020	1,325	1,371,508
Series 2009 H, Turnpike RB	5.00%	01/01/2021	1,215	1,256,857
Series 2017 C-6, Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.75%) (b)(d)	1.62%	01/01/2023	10,000	10,023,600
Series 2017 D-4, Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.70%) (d)	1.64%	01/01/2024	5,000	4,981,300
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,117,000
Newark (City of) Housing Authority; Series 2009, City-Secured Police Facility RB(b)(c)	5.00%	12/01/2019	770	821,428
Series 2009, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/2021	360	380,912
Passaic Valley Sewage Commissioners; Series 2016 H, Ref. Sewer System RB (INS-AGM)(a)	5.00%	12/01/2018	5,485	5,678,237
				99,794,046
New Mexico–0.79%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR(b)	2.13%	06/01/2022	4,500	4,512,465
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,860	2,970,682
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%) (b)(d)	1.58%	08/01/2019	12,000	11,965,080
				19,448,227
New York–9.32%
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	446,242
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	378,527
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2023	1,200	1,371,048
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2024	1,500	1,734,180
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2025	2,000	2,328,080
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2023	10,000	11,640,000
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2026	1,815	2,212,467
Jefferson (County of) Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,315,788
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,394,313
Long Island (City of) Power Authority;
Series 2014 C, Ref. Electric System Floating Rate General RN (1 mo. USD LIBOR + 0.65%) (b)(d)	1.52%	11/01/2018	7,000	7,006,580
Series 2015 C, Ref. Electric System Floating Rate General RN (1 mo. USD LIBOR + 0.88%) (b)(d)	1.75%	11/01/2018	7,000	7,012,880
Series 2016 B, Ref. Electric System RB	5.00%	09/01/2024	2,485	2,935,729
Metropolitan Transportation Authority; Series 2005 B, RB (INS-NATL) (a)	5.25%	11/15/2018	2,445	2,534,903
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (b)(d)	1.65%	02/01/2022	4,025	4,031,923
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (SIFMA Municipal Swap Index + 0.45%) (b)(d)	1.42%	06/01/2022	14,780	14,740,094
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%) (b)(d)	1.55%	06/01/2019	17,000	16,991,330
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%) (b)(d)	1.38%	11/01/2022	12,000	11,888,760
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB(c)	5.25%	03/01/2019	1,585	1,656,198
New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT Floating Rate RB (CPI Rate + 0.87%) (INS-FGIC) (a)(d)	2.60%	03/01/2025	1,025	991,575
Series 2006, PILOT Floating Rate RB (CPI Rate + 0.88%) (INS-FGIC) (a)(d)	3.11%	03/01/2026	2,725	2,623,521
Series 2006, PILOT Floating Rate RB (CPI Rate + 0.89%) (INS-FGIC) (a)(d)	3.12%	03/01/2027	5,500	5,255,525
New York (City of) Transitional Finance Authority; Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	3,928,250
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	5,844,050

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of); Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	$2,910	$3,071,214
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	5,820,220
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,449,433
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,554,000
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 0.55%) (d)	1.52%	08/01/2025	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	525,770
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(b)(c)	5.13%	07/01/2019	2,030	2,142,787
Series 2009, RB(b)(c)	5.50%	07/01/2019	2,925	3,104,507
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2025	1,460	1,761,870
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,099,235
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,620,120
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB(b)(c)	5.75%	10/01/2018	1,000	1,036,970
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB(b)(c)	5.00%	06/17/2019	10,000	10,524,800
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	5,000	5,231,450
New York State Urban Development Corp.; Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	11,550,300
Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	11,775,000
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC)(a)	4.00%	10/01/2019	400	411,236
Triborough Bridge & Tunnel Authority; Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,312,256
Subseries 2014 ABCD-4, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.35%) (INS-AGM) (a)(d)	1.32%	01/01/2018	6,500	6,499,870
Subseries 2016 B-4A, Ref. Floating Rate General RB (1 mo. USD LIBOR + 0.70%) (b)(d)	1.53%	02/01/2021	13,600	13,647,056
TSASC, Inc.; Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	5,252,400
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,912,850
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds(b)(c)	5.00%	11/15/2020	500	548,745
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2020	655	716,478
				230,080,530

North Carolina–1.31%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,634,750
Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB	5.00%	07/01/2024	750	886,447
Series 2017 A, Airport RB	5.00%	07/01/2026	425	516,044
Series 2017 C, Ref. Airport RB	5.00%	07/01/2024	2,250	2,659,342
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	971,376
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(c)	6.00%	01/01/2019	135	138,474
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	5,850,850
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,912,435
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,106,562
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,761,945
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM) (a)	5.00%	01/01/2024	1,150	1,328,618
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS-AGM) (a)	5.00%	01/01/2026	1,350	1,601,883
Oak Island (Town of); Series 2008 A, Enterprise System RB(b)(c)	5.00%	06/01/2018	1,065	1,084,351
University of North Carolina at Chapel Hill; Series 2012, Floating Rate RB (1 mo. USD LIBOR + 0.40%) (b)(d)	1.23%	11/09/2022	8,000	7,960,240
				32,413,317

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–2.83%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC)(a)	5.00%	03/01/2018	$2,010	$2,027,185
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,053,200
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,169,047
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2023	1,740	1,989,934
Series 2016 A, Ref. RB	5.00%	02/15/2024	750	872,430
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB(b)(c)	5.00%	02/15/2020	2,850	3,059,617
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/2021	3,980	4,345,165
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2018	2,000	2,005,200
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2019	2,000	2,067,600
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2020	4,000	4,145,200
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2023	2,000	2,069,340
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2027	1,000	1,034,670
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,502,376
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,704,960
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	175,885
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	280,208
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (1 mo. USD LIBOR + 0.72%) (b)(d)	1.55%	08/01/2019	11,000	11,010,120
Ohio (State of) (Case Western Reserve University); Series 2016, Ref. Higher Education Facility RB	5.00%	12/01/2023	1,750	2,025,783
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB(b)(c)	4.75%	01/01/2019	3,000	3,101,580
Series 2009 B-1, Hospital RB(b)(c)	4.75%	01/01/2019	1,000	1,033,860
Series 2009 B-1, Hospital RB(b)(c)	5.00%	01/01/2019	1,000	1,036,520
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,102,560
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2026	5,340	6,440,574
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2027	3,000	3,657,210
Ohio (State of) Water Development Authority; Series 2017 B, Floating Rate Water PCR (SIFMA Municipal Swap Index + 0.22%) (d)	1.19%	12/01/2020	5,000	5,000,250
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	1,943,552
				69,854,026

Oklahoma–0.85%

Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2023	3,000	3,476,010
Series 2016 A, Ref. RB	5.00%	06/01/2024	6,500	7,672,925
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,093,900
Oklahoma (State of) Capitol Improvement Authority; Series 2016, Highway Capital Improvement RB	5.00%	07/01/2025	2,000	2,399,540
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,033,880
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB(b)(c)	5.50%	07/01/2018	1,280	1,310,759
Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	300,864
Series 2008 A, Power Supply System RB(b)(c)	5.38%	01/01/2018	250	250,780
Series 2008 A, Power Supply System RB(b)(c)	5.88%	01/01/2018	250	250,875
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,217,869
				21,007,402

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–0.58%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(b)(c)	5.00%	04/01/2019	$500	$522,460
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	5.00%	06/01/2023	500	579,055
Series 2016 A, Ref. RB	5.00%	06/01/2024	1,000	1,177,790
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,105,570
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty)(e)	0.00%	06/15/2023	2,500	2,215,075
Tri-County Metropolitan Transportation District; Series 2017 A, Ref. RB	5.00%	10/01/2024	2,000	2,355,800
Series 2017 A, Ref. RB	5.00%	10/01/2025	3,065	3,661,725
Series 2017 A, Ref. RB	5.00%	10/01/2026	1,100	1,331,066
Series 2017 A, Ref. RB	5.00%	10/01/2027	1,100	1,346,807
				14,295,348

Pennsylvania–4.18%
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,731,975
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB (INS-BAM) (a)	5.00%	11/15/2020	1,475	1,605,877
Series 2014, Gtd. Ref. Water RB (INS-BAM) (a)	5.00%	11/15/2021	1,400	1,558,634
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,112,610
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1994 A, Ref. RB(b)	2.55%	06/01/2020	5,000	5,034,950
Series 1999 A, Ref. RB(b)	2.50%	04/01/2020	6,000	6,047,280
Pennsylvania (Commonwealth of); Second Series 2016, Unlimited Tax GO Bonds	5.00%	09/15/2024	10,000	11,631,300
Pennsylvania (State of) Economic Development Financing Authority (UPMC); Series 2016, Ref. RB	5.00%	03/15/2024	1,250	1,460,613
Series 2016, Ref. RB	5.00%	03/15/2025	3,000	3,559,950
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/2019	3,000	3,089,070
Series 2009, RB	5.00%	08/01/2021	775	805,837
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,882,516
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB(b)(c)	6.00%	06/01/2018	500	511,530
Series 2009 B, Sub. RB(b)(c)	5.00%	06/01/2019	3,550	3,726,683
Series 2009 B, Sub. RB(b)(c)	5.25%	06/01/2019	2,500	2,633,600
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,710,465
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,740,960
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%) (d)	2.12%	12/01/2019	3,300	3,344,121
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.60%) (d)	1.57%	12/01/2018	3,000	3,005,610
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%) (d)	1.62%	12/01/2018	11,545	11,569,129
Philadelphia (City of) Gas Works; Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,553,030
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,618,040
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,374,886
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	265	280,895
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	08/01/2019	530	561,789
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/2020	2,150	2,240,063
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2021	2,235	2,366,798
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2022	4,470	4,732,076
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/2019	1,000	1,050,260
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds(c)	4.00%	09/01/2019	860	894,839
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/2019	2,245	2,333,206

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Reading (City of); Series 2008, Unlimited Tax GO Bonds(b)(c)	5.63%	11/01/2018	$440	$457,081
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.63%	11/01/2018	1,060	1,101,149
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB(b)(c)	6.00%	07/01/2020	500	553,000
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,732,999
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds(b)(c)	5.50%	10/01/2018	500	517,125
				103,129,946

Rhode Island–0.82%

Rhode Island (State of) Commerce Corp.; Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	2,018,608
Series 2016 B, Grant Anticipation RB	5.00%	06/15/2025	2,750	3,275,360
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group); Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2024	2,350	2,676,767
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(b)(c)	6.13%	05/15/2019	500	532,905
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC)(a)	5.25%	09/15/2029	1,265	1,336,751
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,800,080
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,821,328
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,166,317
Series 2015 B, Ref. RB	2.25%	06/01/2041	3,515	3,510,641
				20,138,757

South Carolina–0.35%

Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,130,600
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,618,752
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	360	367,236
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,005,910
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,414,335
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC)(a)	5.25%	04/15/2020	1,000	1,014,030
				8,550,863

South Dakota–0.28%

Rapid City (City of); Series 2009, Water RB(f)	5.00%	11/01/2021	1,170	1,237,872
Series 2009, Water RB(f)	5.00%	11/01/2024	1,620	1,713,976
Series 2009, Water RB(f)	5.00%	11/01/2025	1,650	1,745,716
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB(b)(c)	5.00%	09/01/2020	1,000	1,089,980
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024	1,000	1,060,410
				6,847,954

Tennessee–1.14%

Jackson (City of); Series 2008, Ref. Hospital Improvement RB(b)(c)	5.25%	04/01/2018	740	749,405
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	263,229
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,388,775
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	921,292
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	965,588
Nashville (City of) & Davidson (County of) Metropolitan Government; Series 2017 B, Ref. Electric System RB	5.00%	05/15/2025	1,600	1,926,880

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	$1,840	$2,148,734
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	4,937,568
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,907,955
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,456,721
Series 2017 A, Gas RB(b)	4.00%	05/01/2023	5,000	5,451,150
				28,117,297

Texas–11.72%

Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	5,000	5,840,150
Austin Convention Enterprises, Inc.; Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	391,472
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	586,605
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	461,944
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(c)	5.00%	05/01/2019	2,500	2,619,300
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,619,300
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,619,300
Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	2,500	2,619,300
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	850,665
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds(b)(c)	5.00%	08/15/2019	1,100	1,161,974
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	7,885,307
Fort Worth Independent School District; Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,474,243
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,529,832
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,085,910
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,780,178
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,471,270
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.60%) (d)	1.57%	06/01/2018	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.70%) (d)	1.67%	06/01/2019	2,065	2,070,224
Series 2014 B, Floating Rate Hospital RB (SIFMA Municipal Swap Index + 0.58%) (b)(d)	1.55%	12/01/2019	11,000	11,006,710
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB(c)	5.00%	02/15/2018	2,000	2,014,720
Series 2009, Ref. RB(c)	5.00%	02/15/2019	1,000	1,040,620
Series 2009, Ref. RB(b)(c)	5.63%	02/15/2019	2,500	2,620,000
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	516,195
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,862,070
Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%) (b)(d)	1.78%	06/01/2020	5,000	5,025,600
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC)(a)	5.00%	05/15/2023	1,500	1,572,030
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2021	535	582,636
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	940,320
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(b)(c)	5.00%	12/01/2019	4,000	4,259,040
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,410,036

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	$500	$510,645
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	255,338
Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,348,116
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	8,964,160
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	5,000	5,708,000
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	5,872,282
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (1 mo. USD LIBOR + 0.55%) (CEP-Texas Permanent School Fund)(b)(d)	1.39%	08/15/2019	17,000	17,013,940
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(b)(c)	5.75%	08/15/2019	365	389,492
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs.(b)(c)	5.00%	10/01/2018	1,230	1,267,097
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(e)	0.00%	08/15/2027	5,675	4,215,220
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/2029	455	479,133
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	5	5,252
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	30	31,511
Series 2009, Ref. RB(b)(c)	5.25%	05/15/2019	10	10,504
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB(g)	0.95%	11/01/2038	900	900,000
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.(b)(c)	6.13%	02/15/2018	500	504,480
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,014,430
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2018	200	201,532
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2020	325	338,029
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2024	1,090	1,260,640
Series 2016 A, Sr. Lien RB	5.00%	01/01/2022	720	805,615
Series 2016 A, Sr. Lien RB	5.00%	01/01/2023	755	859,870
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC)(a)	5.00%	12/15/2024	2,000	2,131,580
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB(b)(c)	5.38%	01/01/2019	1,625	1,689,041
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	375	390,803
Series 2011 A, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.80%) (b)(d)	1.77%	01/01/2019	8,000	8,020,400
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	517,930
Series 2014 C, Ref. Floating Rate First Tier RB (SIFMA Municipal Swap Index + 0.67%) (b)(d)	1.64%	01/01/2020	9,400	9,429,140
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,182,510
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,334,120
Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.75%	06/01/2022	3,440	3,391,978
Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.65%	08/01/2018	2,250	2,253,218
Northwest Independent School District; Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	2,525	3,026,591
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(b)(c)	5.25%	02/15/2019	1,000	1,043,570
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.00%	02/15/2019	495	515,107
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	5	5,201
San Antonio (City of); Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,278,051
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,780,441
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2022	595	629,700
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2024	1,280	1,351,117
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,250,000
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (SIFMA Municipal Swap Index + 0.38%) (b)(d)	1.35%	10/01/2018	5,000	5,002,950

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Transportation Commission (State Highway Fund); Series 2015, Ref. First Tier RB	5.00%	10/01/2023	$3,200	$3,738,720
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC)(a)(e)	0.00%	08/15/2018	3,070	3,039,024
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,346,814
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	5,979,550
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	6,939,180
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,729,565
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,141,719
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	571,185
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	9,167,179
Texas State University Board of Regents; Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,476,305
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,681,640
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,532,835
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB(c)	5.00%	07/01/2021	1,285	1,422,970
University of Houston; Series 2017 A, Ref. Consolidated RB	5.00%	02/15/2025	5,760	6,895,699
University of Texas System Board of Regents; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,102,320
Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	5,966,702
Series 2017 C, Ref. Financing System RB	5.00%	08/15/2024	5,000	5,942,600
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.00%	09/01/2019	900	951,849
Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.10%	09/01/2019	1,455	1,541,311
Series 2009, Tax Increment Allocation Contract RB(b)(c)	5.38%	09/01/2019	450	478,809
				289,491,661

Utah–0.16%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,626,050
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,342,855
				3,968,905

Vermont–0.04%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(b)(c)	5.00%	06/01/2018	1,000	1,018,170

Virgin Islands–0.47%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	655	476,919
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,695,244
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	909,120
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2022	2,220	2,414,783
Series 2015, RB(h)	5.00%	09/01/2023	1,500	1,648,785
Series 2015, RB(h)	5.00%	09/01/2024	1,650	1,826,632
Series 2015, RB(h)	5.00%	09/01/2025	1,500	1,670,715
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM)(a)	5.00%	07/01/2022	1,000	1,048,990
				11,691,188

Virginia–1.23%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	524,220
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,279,159

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 D, Educational Facilities RB (CEP-Colorado Higher Education Intercept Program)	5.00%	02/01/2021	$10,000	$11,000,600
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB(b)(c)	5.00%	10/01/2018	1,315	1,355,213
Virginia Commonwealth Transportation Board; Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,760,445
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,200,796
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2025	4,765	5,725,481
Series 2017, Ref. Federal Transportation Grant Anticipation RB	5.00%	09/15/2023	6,485	7,536,607
				30,382,521

Washington–3.51%

Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (SIFMA Municipal Swap Index + 0.70%) (b)(d)	1.67%	11/01/2018	12,500	12,526,125
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(b)(c)	5.00%	01/01/2019	300	310,956
Series 2009, Ref. Electric System RB(b)(c)	5.00%	01/01/2019	500	518,260
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL)(a)	5.50%	11/01/2019	1,755	1,832,606
Energy Northwest (Project #1); Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	10,000	12,059,900
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	4,991,400
Series 2017 A, Ref. Electric RB	5.00%	07/01/2026	2,000	2,264,780
Energy Northwest (Project #3); Series 2017 A, Ref. Electric RB	5.00%	07/01/2025	9,000	10,853,910
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (SIFMA Municipal Swap Index + 0.40%) (b)(d)	1.37%	12/01/2019	5,710	5,722,676
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,348,276
Seattle (City of); Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,657,360
Series 2015 B-2, Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.68%) (b)(d)	1.65%	11/01/2018	7,500	7,516,650
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,359,650
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(h)	2.13%	06/01/2020	3,000	3,003,810
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (1 mo. USD LIBOR + 1.10%) (b)(d)	2.00%	07/01/2022	5,000	4,978,000
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB(b)(c)	5.25%	08/01/2018	985	1,009,418
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	544,895
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB(b)(c)	5.38%	04/01/2019	1,050	1,102,301
Series 2010 A, Ref. RB(c)	5.00%	04/01/2019	1,810	1,891,305
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,242,178
				86,734,456

West Virginia–0.83%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(b)	1.63%	10/01/2018	10,000	10,001,200
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,329,043
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB(b)(c)	5.38%	12/01/2018	1,200	1,247,292
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.53%) (b)(d)	1.50%	10/01/2019	4,000	4,000,960
				20,578,495

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–0.60%

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	5.00%	04/01/2019	$750	$782,175
Series 2009 C, RB(b)(c)	5.00%	04/01/2019	750	783,690
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	896,526
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,146,128
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,190,216
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	3,000	3,128,250
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB(b)	4.00%	05/30/2019	6,625	6,855,020
				14,782,005

Wyoming–0.28%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB(c)	5.00%	12/01/2017	1,170	1,170,000
Series 2009, RB(c)	5.00%	12/01/2018	545	564,473
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(g)	0.94%	10/01/2044	1,700	1,700,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,271,208
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB(b)(c)	5.38%	01/01/2018	1,000	1,002,970
Series 2017 A, Ref. Power Supply RB (INS-BAM) (a)	5.00%	01/01/2024	1,000	1,155,320
				6,863,971
TOTAL INVESTMENTS IN SECURITIES(i)–99.06% (Cost $2,417,884,836)				2,446,127,725
OTHER ASSETS LESS LIABILITIES–0.94%				23,169,638
NET ASSETS–100.00%				$2,469,297,363

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
CPI	—Consumer Price Index
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior

LIBOR	—London Interbank Offered Rate
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
USD	—United States Dollar
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to crossover refunding.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $10,564,725, which represented less than 1% of the Fund’s Net Assets.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.9%

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a

Invesco Limited Term Municipal Income Fund

C.	Country Determination – (continued)

principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Limited Term Municipal Income Fund

lnvesco Municipal Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	VK-MINC-QTR·1 11/17	lnvesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.93%

Alabama–1.84%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,433,998
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (a)	5.00%	09/01/2039	2,725	3,130,562
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (a)	5.00%	09/01/2044	2,725	3,121,487
Auburn University; Series 2011 A, General Fee RB(b)(c)	5.00%	06/01/2021	1,000	1,112,490
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB(b)(c)	6.00%	06/01/2019	1,000	1,065,210
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,686,360
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(d)	5.00%	01/01/2042	10,005	11,346,871
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	765,783
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(d)	5.00%	09/01/2046	6,000	7,397,280
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,451,165
University of Alabama Board of Trustees; Series 2008 A, Hospital RB(b)(c)	5.75%	09/01/2018	3,000	3,097,920
				53,609,126

Alaska–0.72%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/2040	1,250	1,348,437
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,310,020
Alaska (State of) Municipal Bond Bank Authority; Series 2009, RB(b)(c)	5.75%	09/01/2018	195	201,291
Series 2009, RB(b)(c)	5.75%	09/01/2018	5	5,158
Series 2017 A, Master Resolution RB(d)	5.50%	10/01/2042	9,000	10,741,230
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB(b)(c)	6.00%	09/01/2019	3,180	3,420,440
Series 2009, Lease RB(b)(c)	6.00%	09/01/2019	1,820	1,957,610
				20,984,186

Arizona–2.70%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB(b)(c)	5.50%	01/01/2018	5,000	5,016,100
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,430,950
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(e)	5.25%	07/01/2047	4,500	4,747,590
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(e)	5.50%	07/01/2036	5,840	6,221,994
Arizona (State of); Series 2008 A, COP(b)(c)	5.00%	03/01/2018	2,375	2,396,375
Series 2008 A, COP(b)(c)	5.00%	03/01/2018	2,420	2,441,780
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,066,100
Series 2010, RB	5.13%	05/15/2040	2,150	2,293,706
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(a)	5.25%	01/01/2032	1,665	1,669,779
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,092,630
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(e)	5.00%	07/01/2036	2,500	2,620,650
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	600	615,144
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,273,071

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB(b)(c)	6.30%	07/01/2021	$1,000	$1,157,750
Series 2012, Education RB(b)(c)	6.40%	07/01/2021	400	464,480
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/2034	1,095	1,245,081
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,459,050
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,345,750
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(f)	5.25%	07/01/2019	1,000	1,022,840
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,095,830
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,085,449
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB(b)(c)	5.25%	07/01/2021	2,000	2,246,700
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(b)(c)	6.00%	12/01/2018	550	575,333
Series 2008, Electrical System RB(b)(c)	6.00%	12/01/2018	740	774,084
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)(c)(d)	5.00%	01/01/2019	3,000	3,111,180
Series 2009 A, Electric System RB(b)(c)(d)	5.00%	01/01/2019	2,000	2,074,120
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,518,053
University Medical Center Corp.; Series 2009, Hospital RB(b)(c)	6.00%	07/01/2019	1,250	1,333,775
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds(e)	6.00%	07/15/2027	2,000	2,182,460
Series 2013 B, Unlimited Tax GO Bonds(e)	5.70%	07/15/2029	775	830,560
Series 2013 B, Unlimited Tax GO Bonds(e)	6.00%	07/15/2033	710	760,822
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,114,210
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	555,735
				78,839,131

Arkansas–0.33%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM)(a)	5.00%	03/01/2034	1,825	1,886,502
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds(b)(c)	4.60%	03/01/2019	1,495	1,551,586
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,163,849
				9,601,937

California–10.54%

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	815,144
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(d)	5.00%	04/01/2056	12,000	13,781,280
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	40	26,384
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL)(a)	6.00%	04/01/2022	1,510	1,623,763
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(g)	0.00%	06/01/2046	20,000	3,008,800
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(b)(c)	6.00%	07/01/2019	5,000	5,349,650
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB(b)(c)	5.25%	07/01/2020	500	546,650
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,448,620
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(b)(c)	5.50%	02/01/2020	1,000	1,084,620
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB(b)(c)	5.00%	01/01/2022	1,250	1,415,413
Series 2011, RB	5.00%	01/01/2028	275	301,362
Series 2011, RB(b)(c)	5.75%	01/01/2022	450	522,801

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2030	$3,160	$3,482,194
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/2037	6,955	7,554,660
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,842,250
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,083,820
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB(b)(c)	5.75%	08/15/2018	500	515,665
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	3,150,240
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	7,034,440
Series 2016 A, RB(e)	5.25%	12/01/2056	9,000	9,814,680
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(b)(c)	6.25%	08/01/2019	1,670	1,781,289
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(a)	5.25%	10/01/2024	270	270,824
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(e)	6.25%	11/15/2019	215	229,672
Series 2009, Senior Living RB(e)	6.63%	11/15/2024	2,000	2,162,560
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,706,745
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	270,685
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,545,650
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,689,750
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,644,520
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(g)	0.00%	08/01/2029	1,585	1,123,987
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	3,270	1,810,762
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(g)	0.00%	08/01/2039	1,000	423,450
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC)(a)	6.70%	08/01/2021	265	289,467
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	5,030	3,104,214
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	4,185	2,464,672
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,265	12,264,755
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	8,000,000
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM)(a)	5.00%	08/01/2026	2,000	2,458,720
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(g)	0.00%	08/01/2034	1,500	833,310
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2036	25,000	7,417,250
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB(b)(c)	6.50%	08/01/2019	2,000	2,161,760
Long Beach Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds(b)(c)	5.75%	08/01/2019	4,695	5,025,340
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	326,094
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2017, Sub. RB(f)	5.00%	05/15/2041	5,000	5,753,300
Series 2017, Sub. RB(f)	5.00%	05/15/2046	6,000	6,879,840
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,581,585
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,159,900

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(a)(g)	0.00%	08/01/2035	$3,260	$1,709,283
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM)(a)	5.63%	10/01/2034	1,500	1,602,225
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/2028	2,000	2,247,440
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC)(a)	5.25%	08/01/2033	775	793,949
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	08/01/2037	1,170	562,548
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	08/01/2038	4,770	2,196,203
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	08/01/2039	5,010	2,207,556
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	08/01/2040	5,260	2,241,602
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	08/01/2041	5,520	2,260,219
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds(b)(c)	5.50%	08/01/2018	2,420	2,487,663
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2035	1,500	805,815
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM)(a)	5.00%	07/01/2025	1,415	1,444,630
Regents of the University of California; Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	80	84,243
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	145	152,691
Series 2009 O, General RB(b)(c)	5.25%	05/15/2019	275	289,787
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/2019	5,570	5,909,269
Series 2009 O, General RB(b)(c)(d)	5.75%	05/15/2019	8,205	8,704,767
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,673,575
Riverside (City of); Series 2008 D, Electric RB (INS-AGM)(a)	5.00%	10/01/2038	6,335	6,512,823
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,806,675
Sacramento (County of); Series 2009 B, Sr. Airport System RB(INS-AGC) (a)	5.50%	07/01/2034	1,500	1,537,275
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,604,225
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds(b)(c)	6.50%	08/01/2018	525	543,107
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,103,190
Series 2011, RB	6.50%	12/01/2021	2,000	2,285,760
Series 2011, RB	6.50%	12/01/2022	2,000	2,292,280
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(b)(c)(d)	5.25%	08/01/2019	7,500	7,966,425
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	07/01/2041	6,250	5,232,062
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/2023	10,000	11,021,700
Series 2016 B, Second Series RB(f)	5.00%	05/01/2041	12,500	14,395,625
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(b)(c)	6.00%	08/01/2019	1,000	1,074,440
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB(b)(c)	5.25%	03/01/2021	1,500	1,674,270
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	5,000	5,610,150
San Jose (City of); Series 2011 A-1, Airport RB(f)	5.25%	03/01/2026	2,730	3,007,969
Series 2011 A-1, Airport RB(f)	6.25%	03/01/2034	2,500	2,847,000
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC)(a)	5.00%	10/01/2031	5,140	5,153,107
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(h)	6.63%	08/01/2042	1,410	1,228,307
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,798,231
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2036	22,000	7,788,000
Series 2007 A, Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2041	5,000	1,241,200

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC)(a)	5.00%	08/15/2027	$5,380	$5,388,554
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,250	994,363
Vernon (City of); Series 2009 A, Electric System RB(b)(c)	5.13%	08/01/2019	635	662,597
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,470	1,552,202
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(a)(g)	0.00%	08/01/2027	7,865	5,899,222
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC)(a)	5.50%	09/01/2034	1,000	1,063,840
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(a)(g)	0.00%	08/01/2024	3,570	3,063,738
				307,504,339

Colorado–2.14%

Amber Creak Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2047	1,075	1,074,172
Belleview Station Metropolitan District No. 2; Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,022,480
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,424,614
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB(e)	5.00%	12/01/2037	3,000	3,118,110
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,499,750
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,902,744
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,836,750
Series 2017, Ref. Hospital RB	5.00%	06/01/2047	3,500	3,876,180
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,808,375
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,899,392
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,682,768
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB(b)(c)	5.13%	12/01/2018	400	414,984
Series 2009 A, Water Resource RB(b)(c)	5.25%	12/01/2018	525	545,312
Colorado Springs (City of); Series 2002, Hospital RB(INS-AGM) (a)	5.25%	12/15/2020	3,375	3,508,886
Series 2002, Hospital RB(INS-AGM) (a)	5.25%	12/15/2021	3,530	3,670,035
Series 2010 D-1, Utilities System RB(b)(c)	5.25%	11/15/2020	1,000	1,103,750
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds(d)	5.00%	08/01/2024	7,500	7,682,175
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(f)	5.00%	10/01/2032	5,000	5,425,550
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,602,600
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,807,625
Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,268,388
University of Colorado; Series 2009 A, Enterprise System RB(b)(c)	5.25%	06/01/2019	1,075	1,133,265
				62,307,905

Connecticut–1.12%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(a)(f)	6.60%	07/01/2024	1,000	1,002,530
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/2021	3,000	3,312,600
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.); Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2046	2,500	2,576,575
Series 2016 A, Healthcare Facilities RB(e)	5.00%	09/01/2053	1,600	1,640,896

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	$5,000	$5,250,700
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2026	1,000	1,095,930
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,099,057
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,431,450
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB(b)(c)	5.00%	07/01/2018	490	500,231
Series 2007, RB(b)(c)	5.75%	07/01/2018	975	999,531
Series 2007, RB(INS-NATL) (a)	5.00%	07/01/2023	610	622,279
Series 2007, RB(INS-NATL) (a)	5.75%	07/01/2033	25	25,635
Hamden (Town of) (Whitney Center); Series 2009 C, RB(b)	5.50%	01/01/2022	1,000	965,680
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,280,560
				32,803,654

Delaware–0.04%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,133,433

District of Columbia–2.59%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/2031	2,980	3,220,248
Series 2011, RB	6.63%	03/01/2041	1,100	1,191,762
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,708,044
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(b)(c)	6.38%	10/01/2019	2,200	2,386,890
District of Columbia; Series 2006 B-1, Ballpark RB(INS-NATL) (a)	5.00%	02/01/2031	11,765	11,791,471
Series 2009 A, Sec. Income Tax RB(d)	5.00%	12/01/2023	10,715	11,421,976
Series 2009 A, Sec. Income Tax RB(d)	5.25%	12/01/2027	6,860	7,340,474
Series 2009 B, Ref. Sec. Income Tax RB(d)	5.00%	12/01/2024	4,285	4,566,867
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, Dulles Toll Road CAB RB(INS-AGM) (a)(g)	0.00%	10/01/2037	17,565	8,135,932
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,710,282
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(f)	5.00%	10/01/2034	5,295	6,150,619
				75,624,565

Florida–4.58%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,640
Broward (County of); Series 2009 A, Water & Sewer Utility RB(b)(c)	5.13%	10/01/2018	1,500	1,546,770
Series 2015 A, Airport System RB(f)	5.00%	10/01/2045	5,030	5,707,994
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,235,950
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.25%	05/15/2026	1,000	1,099,560
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/2035	2,500	2,757,600
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,709,225
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(c)	5.95%	07/01/2020	60	66,445
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(c)	6.88%	10/01/2022	2,500	2,827,875
Series 2008 A, Ref. RB(b)(c)	5.00%	10/01/2018	1,840	1,893,949
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,363,200
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(e)	6.00%	06/15/2035	2,935	3,134,404
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC)(a)(f)	5.38%	10/01/2033	2,500	2,568,200
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	7,128,485

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC)(a)	5.00%	10/01/2034	$500	$524,160
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,092,982
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,125,549
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	10,160,774
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(b)(c)	5.38%	07/01/2018	1,000	1,023,610
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB(b)(c)	5.63%	06/01/2019	1,000	1,059,700
Series 2009, Public Facilities RB(b)(c)	5.75%	06/01/2019	775	822,693
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,395,845
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(a)	5.00%	07/01/2035	3,350	3,603,595
Miami-Dade (County of) School Board; Series 2008 B, COP(b)(c)	5.25%	05/01/2018	5,000	5,079,700
Miami-Dade (County of); Series 2009 C, Professional Sports Franchise Facility Tax RB(INS-AGC) (a)	5.75%	10/01/2039	550	587,686
Series 2010, Water & Sewer System RB(INS-AGM) (a)	5.00%	10/01/2039	4,500	4,846,995
Series 2010 B, Aviation RB(INS-AGM) (a)	5.00%	10/01/2035	1,205	1,299,641
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/2030	2,000	2,225,880
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM) (a)	5.00%	10/01/2035	3,800	4,240,154
Series 2017 B, Ref. Aviation RB(f)	5.00%	10/01/2040	10,000	11,497,700
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,361,260
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(f)	5.00%	10/01/2052	6,000	6,882,240
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM)(a)	5.00%	07/01/2030	625	665,137
Port St. Lucie (City of); Series 2009, Ref. Utility System RB(b)(c)	5.00%	09/01/2018	1,360	1,396,897
Series 2009, Ref. Utility System RB(INS-AGC) (a)	5.00%	09/01/2035	140	143,640
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC)(a)(b)	5.35%	05/01/2018	5,200	5,278,728
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	251,610
Sunrise (City of); Series 1998, Ref. Utility System RB(b)(c)	5.20%	10/01/2020	1,725	1,849,045
Series 1998, Ref. Utility System RB(INS-AMBAC) (a)	5.00%	10/01/2028	1,150	1,183,338
Series 1998, Ref. Utility System RB(INS-AMBAC) (a)	5.20%	10/01/2022	2,275	2,348,096
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,859,505
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(a)	6.00%	10/01/2029	3,000	3,990,360
Tampa-Hillsborough (County of) Expressway Authority; Series 2017, RB	5.00%	07/01/2047	6,000	6,916,560
				133,754,379

Georgia–2.02%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC)(a)	5.25%	06/01/2034	1,000	1,045,870
Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB(INS-AGC) (a)	5.25%	12/01/2021	1,370	1,374,192
Series 2007, Ref. Tax Allocation RB(INS-AGC) (a)	5.25%	12/01/2022	1,000	1,003,010
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(b)(c)	7.38%	01/01/2019	4,810	5,106,921

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of); Series 2009 A, Water & Wastewater RB(b)(c)	6.00%	11/01/2019	$1,000	$1,082,750
Series 2009 A, Water & Wastewater RB(b)(c)	6.00%	11/01/2019	1,000	1,082,750
Series 2009 B, Water & Wastewater RB(b)(c)	5.25%	11/01/2019	980	1,047,336
Series 2009 B, Water & Wastewater RB(b)(c)	5.38%	11/01/2019	980	1,049,629
Series 2009 B, Water & Wastewater RB(INS-AGM) (a)	5.25%	11/01/2034	520	552,994
Series 2009 B, Water & Wastewater RB(INS-AGM) (a)	5.38%	11/01/2039	520	553,701
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,651,740
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,127,320
Series 2010 C, Ref. General Airport RB(INS-AGM) (a)	5.25%	01/01/2030	1,500	1,651,740
Series 2015, Ref. Water & Wastewater RB(d)	5.00%	11/01/2040	18,420	21,287,074
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	637,644
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB(b)(c)	6.38%	11/15/2019	700	764,106
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM)(a)	5.50%	07/01/2034	1,000	1,054,590
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,098,120
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,760,489
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,586,488
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(e)	5.00%	11/01/2037	5,250	5,671,365
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC(b)(c)	6.38%	08/01/2018	2,135	2,205,028
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC(b)(c)	5.25%	01/01/2019	1,500	1,558,755
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM)(a)	5.50%	06/15/2035	1,020	1,110,035
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC(b)(c)	5.13%	11/02/2020	750	824,220
				58,887,867

Guam–0.04%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM)(a)	5.00%	10/01/2037	1,100	1,174,525

Hawaii–0.49%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,149,180
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB(f)	3.25%	01/01/2025	4,500	4,658,355
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,660,050
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,382,025
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(c)(d)	5.25%	04/01/2019	4,120	4,315,741
				14,165,351

Idaho–0.33%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,045,330
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB(b)(c)	6.13%	12/01/2018	655	685,641
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(b)(c)	5.25%	07/15/2018	4,230	4,332,028
Series 2008 A, Grant & RAB(b)(c)	5.25%	07/15/2018	3,485	3,569,058
				9,632,057

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–13.33%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	$2,250	$2,251,283
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,240	1,232,833
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(e)	7.00%	01/15/2029	3,637	3,638,869
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA)(f)	6.13%	02/20/2042	1,360	1,365,658
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	410	295,802
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/2032	5,000	5,659,700
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/2041	2,725	3,017,583
Chicago (City of) (O’Hare International Airport); Series 2012 B, Ref. Sr. Lien General Airport RB(f)	5.00%	01/01/2030	5,000	5,457,000
Series 2016 B, Ref. General Airport Sr. Lien RB	5.00%	01/01/2041	3,500	3,966,410
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,844,625
Series 2017 D, Sr. Lien General Airport RB(d)(f)	5.00%	01/01/2042	2,500	2,820,450
Series 2017 D, Sr. Lien General Airport RB(d)(f)	5.00%	01/01/2047	7,500	8,405,175
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,465,076
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,256	2,256,361
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	5,750	5,895,475
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(d)	5.00%	12/01/2024	15,000	16,767,150
Series 2015 A, Unlimited Tax GO Green Bonds(d)	5.00%	12/01/2044	12,000	13,288,080
Series 2015 C, Limited Tax GO Green Bonds(d)	5.00%	12/01/2027	6,805	7,899,584
Series 2015 C, Limited Tax GO Green Bonds(d)	5.00%	12/01/2028	4,000	4,612,880
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	3,350	3,819,502
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,316,190
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB(b)(c)	5.25%	06/01/2018	4,840	4,935,058
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(d)	5.25%	12/01/2036	12,000	12,924,240
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,951,480
Chicago (City of); Series 2002 A, Ref. Project Unlimited Tax GO Bonds(INS-AMBAC) (a)	5.63%	01/01/2039	145	145,576
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,595,944
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,622,055
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (a)	5.25%	01/01/2024	4,200	4,212,012
Series 2008 A, Unlimited Tax GO Bonds(INS-AGC) (a)	5.25%	01/01/2025	4,400	4,412,628
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,410,950
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	2,845,248
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,038,370
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,071,630
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,806,922
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,162,740
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	9,761,910
Series 2017 A, Second Lien Wastewater Transmission RB(INS-AGM) (a)	5.25%	01/01/2042	2,000	2,295,200
Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2017	2,605	2,605,000
Series 2000, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2018	2,995	2,943,995
Series 2000, Unlimited Tax CAB GO Bonds(INS-NATL) (a)(g)	0.00%	12/01/2020	4,050	3,840,858
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	01/01/2018	2,355	2,361,523
Series 2008, Unlimited Tax GO Bonds(b)(c)	5.00%	01/01/2018	990	992,742
Series 2008, Unlimited Tax GO Bonds(INS-AGM) (a)	5.00%	01/01/2026	245	245,679
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	565	515,331

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL)(a)	5.85%	07/01/2019	$760	$762,402
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(b)(c)	6.50%	11/01/2018	1,000	1,046,700
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB(b)(c)	6.00%	03/01/2019	2,500	2,635,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,865	1,973,021
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,358,473
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(b)(c)	6.00%	04/01/2021	1,000	1,140,150
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/2022	1,000	1,096,950
Series 1992 C, RB(c)	6.25%	04/15/2022	1,150	1,261,493
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,875	1,974,656
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,421,315
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB(d)	5.38%	08/15/2024	1,000	1,065,530
Series 2009 A, RB(d)	5.75%	08/15/2030	2,000	2,147,880
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,443,909
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	2.00%	05/15/2055	203	11,181
Series 2016 B, RB	5.63%	05/15/2020	978	972,418
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,133,720
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,090,289
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,482,406
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999, RB(c)	5.00%	05/15/2018	175	177,900
Series 1999, RB(c)	5.00%	05/15/2018	4,875	4,955,779
Series 1999, RB(b)(c)	5.25%	05/15/2018	180	183,182
Series 1999, RB(b)(c)	5.25%	05/15/2018	2,615	2,661,233
Series 1999 A, RB(b)(c)	5.50%	05/15/2018	765	779,374
Series 1999 A, RB(b)(c)	5.50%	05/15/2018	11,235	11,446,106
Series 2009, Ref. RB(b)(c)	6.13%	05/15/2019	100	106,432
Series 2009, Ref. RB(b)(c)	6.13%	05/15/2019	2,685	2,857,699
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB(b)(c)	6.25%	11/15/2019	1,205	1,311,257
Series 2009, RB	6.25%	11/15/2035	795	857,074
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,698,185
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,128,833
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(b)(c)	7.25%	11/01/2018	4,500	4,736,295
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,418,857
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,800,476
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB(b)(c)	5.38%	03/01/2020	1,000	1,083,230
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/2034	1,000	1,123,530
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,518,800
Series 2011 A, RB(INS-AGM) (a)	6.00%	08/15/2041	650	734,305
Illinois (State of) Finance Authority; Series 2009, RB(b)(c)	6.13%	05/15/2019	85	90,467
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax Conv. CAB RB(c)	5.65%	06/15/2022	1,755	2,051,858
Series 2002, Ref. Dedicated State Tax Conv. CAB RB(c)	5.65%	06/15/2022	18,245	20,720,664
Series 2002, Ref. Dedicated State Tax RB(INS-NATL) (a)	5.40%	06/15/2019	6,785	6,876,937
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,332,162
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM) (a)	5.25%	06/15/2031	2,630	2,909,516
Series 2014, Ref. RB(INS-AGM) (a)	5.25%	06/15/2032	2,395	2,642,188

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Toll Highway Authority; Series 2013 A, RB(d)	5.00%	01/01/2038	$8,000	$8,903,120
Series 2015 A, RB(d)	5.00%	01/01/2040	14,190	16,151,484
Illinois (State of); Series 1991, Civic Center RB(INS-AMBAC) (a)	6.25%	12/15/2020	1,390	1,445,447
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,871,986
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,311,720
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,876,781
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,815,705
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2027	10,000	10,811,100
Lake County Community Unit School District No. 60 (Waukegan); Series 1999 A, Unlimited Tax CAB GO Bonds(c)(g)	0.00%	12/01/2017	2,875	2,875,000
Series 1999 A, Unlimited Tax CAB GO Bonds(INS-AGM) (a)(g)	0.00%	12/01/2017	3,915	3,915,000
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,001,144
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB(INS-AGM) (a)	5.25%	04/01/2028	2,000	2,121,540
Series 2011, Ref. Auxiliary Facilities System RB(INS-AGM) (a)	5.50%	04/01/2026	2,000	2,136,040
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(i)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/2021	1,000	1,125,650
Series 2010, RB	6.00%	06/01/2028	10,000	11,252,500
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(i)	6.25%	03/01/2035	958	431,100
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,069,350
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/2042	395	399,949
				388,873,125

Indiana–2.13%

Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016 A, First Lien Water Utility RB	5.00%	10/01/2046	6,500	7,425,275
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,085,480
Series 2016 A, First Lien Wastewater Utility Green RB(INS-NATL) (a)	5.00%	10/01/2046	15,000	17,011,650
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,256,551
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,530,050
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB(b)(c)	5.25%	05/01/2018	2,000	2,032,280
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(b)(c)	5.75%	01/01/2019	200	209,006
Series 2009 B, Power Supply System RB(b)(c)	6.00%	01/01/2019	3,000	3,143,070
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB(b)(c)	5.25%	01/01/2019	195	202,745
Series 2009 A, RB(INS-AGC) (a)	5.25%	01/01/2029	805	838,029
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB(b)(c)	5.25%	01/15/2019	2,815	2,929,205
Northern Indiana Commuter Transportation District; Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,942,913
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,702,245
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/2034	1,500	1,782,720
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (b)(f)(j)	1.72%	12/02/2019	7,000	7,009,240
				62,100,459

Iowa–2.22%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB(b)(c)	6.00%	06/01/2018	1,860	1,902,891

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(b)(c)	5.25%	06/15/2020	$7,000	$7,620,200
Series 2011, Hospital RB(b)(c)	5.50%	06/15/2020	1,000	1,094,770
Series 2011, Hospital RB(b)(c)	5.63%	06/15/2020	1,500	1,646,775
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB(b)(c)(d)	5.00%	06/01/2019	5,815	6,108,774
Series 2009 A, Special Obligation RB(b)(c)(d)(k)	5.00%	06/01/2019	4,360	4,580,267
Series 2009 A, Special Obligation RB(b)(c)(d)(k)	5.00%	06/01/2019	9,300	9,769,836
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	8,140	8,447,692
Series 2013, Midwestern Disaster Area RB(e)	5.88%	12/01/2027	6,795	7,281,318
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB(INS-AGC) (a)	5.25%	02/15/2029	2,000	2,088,540
Series 2008 A, Health Facilities RB(b)(c)	5.25%	08/15/2019	1,500	1,592,055
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,701,083
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	50,000	5,335,500
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(f)	5.70%	12/01/2027	4,445	4,716,234
				64,885,935

Kansas–0.63%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,609,905
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,064,890
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,135,720
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,075,460
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,246,860
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,260,507
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,592,100
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB(b)(c)	5.00%	03/01/2019	2,000	2,084,240
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,352,481
				18,422,163

Kentucky–2.28%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. Hospital RB	5.38%	02/01/2036	3,000	3,271,470
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,451,950
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	5,000	5,486,850
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,078,750
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,026,990
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB(INS-AGC) (a)	6.00%	12/01/2033	5,070	5,132,462
Subseries 2008 A-1, RB(INS-AGC) (a)	6.00%	12/01/2038	4,000	4,045,560
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,855,975
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,847,678
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	15,410,925
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	5,250	5,856,217
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(b)(c)	6.50%	06/01/2020	3,200	3,572,352

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky –(continued)

Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(b)(c)	5.25%	02/01/2019	$2,660	$2,770,603
Series 2009, Ref. RB(INS-AGC) (a)	5.25%	02/01/2028	340	354,137
Paducah (City of) Electric Plant Board; Series 2009 A, RB(b)(c)	5.25%	04/01/2019	6,000	6,285,060
				66,446,979

Louisiana–3.05%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	609,362
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee)(a)	6.50%	12/01/2018	2,075	2,112,265
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(l)	0.94%	08/01/2035	4,000	4,000,000
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB(b)(c)	5.25%	02/01/2019	1,550	1,615,363
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB(b)(c)	5.38%	01/01/2021	400	444,108
Series 2011 A, Ref. Hospital RB(b)(c)	6.00%	01/01/2021	1,000	1,128,920
Series 2011 A, Ref. Hospital RB(b)(c)	6.00%	01/01/2021	2,000	2,257,840
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB(b)(c)	5.00%	10/01/2020	1,000	1,092,650
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA)(a)	6.55%	09/01/2025	3,475	3,878,308
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB(b)(c)	5.38%	04/01/2019	1,000	1,049,810
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(b)(c)	5.50%	02/01/2020	1,500	1,624,260
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,713,744
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(c)	5.50%	05/15/2026	1,010	1,279,892
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, Lease RB	5.00%	07/01/2051	5,000	5,527,900
Series 2016 A, Lease RB	5.00%	07/01/2056	7,500	8,227,950
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(d)(f)	5.00%	01/01/2048	10,000	11,357,200
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(b)(c)	6.00%	01/01/2019	2,000	2,094,280
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	668,380
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,132,180
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,374,190
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,462,120
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,380,370
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,172,650
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM)(a)	5.00%	12/01/2030	2,580	2,784,929
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,008,050
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM)(a)	5.00%	04/01/2031	2,645	2,874,930
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,240,520
				89,112,171

Maryland–1.81%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB(b)(c)	7.00%	09/01/2018	1,000	1,041,830
Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,777,793
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2039	3,500	3,930,010
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	4,000	4,459,760
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,594,005
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(b)(c)	6.13%	01/01/2021	4,250	4,813,762

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.13%	07/01/2037	$1,265	$1,295,234
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	4,359,425
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,560,340
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB(b)(c)	6.00%	07/01/2021	1,000	1,149,270
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,662,150
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,460,600
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,091,880
Maryland Economic Development Corp. (Purple Line Light Rail); Series 2016 D, Private Activity RB(f)	5.00%	03/31/2051	2,200	2,446,752
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,554,258
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,097,753
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,144,580
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,282,103
				52,721,505

Massachusetts–2.38%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL)(a)	5.25%	11/01/2019	1,535	1,597,981
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sales Tax CAB RB(g)	0.00%	07/01/2031	13,000	8,491,340
Massachusetts (State of) College Building Authority; Series 2009 A, RB(b)(c)	5.50%	05/01/2019	1,000	1,054,660
Massachusetts (State of) Development Finance Agency (Care Group); Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,274,960
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,133,230
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,310,911
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB(b)(c)	5.38%	08/01/2018	2,000	2,053,220
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(c)	5.75%	05/01/2019	2,000	2,114,800
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	8,000	9,032,080
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)(c)(d)	5.50%	11/15/2018	20,955	21,784,818
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,182,320
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,077,220
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,219,300
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM)(a)	5.25%	07/01/2033	750	830,123
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,137,181
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(b)(c)	6.75%	01/01/2021	600	690,786
Series 2011 I, RB	6.75%	01/01/2036	400	455,996
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,099,450
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB(b)(c)(d)	5.50%	07/01/2018	6,680	6,842,458
				69,382,834

Michigan–2.32%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB(b)(c)	6.25%	07/01/2019	1,000	1,072,510
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	555,695
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	15,000	16,601,100

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	$2,720	$2,961,808
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,506,191
Series 2014 D-1, Ref. Local Government Loan Program RB(INS-AGM) (a)	5.00%	07/01/2037	2,000	2,230,720
Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM) (a)	5.00%	07/01/2027	4,000	4,568,880
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,522,464
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,132,720
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(f)	7.50%	01/01/2021	700	689,073
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	5,000	5,013,500
Oakland University Board of Trustees; Series 2016, General RB	5.00%	03/01/2041	5,000	5,678,250
Series 2016, General RB	5.00%	03/01/2047	6,500	7,351,435
Summit Academy North; Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	3,000	3,050,220
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,235,828
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB(f)	5.00%	12/01/2032	1,500	1,667,505
Series 2012 B, RB(f)	5.00%	12/01/2037	1,500	1,647,600
Series 2012 D, Ref. RB(f)	5.00%	12/01/2028	2,500	2,815,350
Wyoming (City of); Series 2008, Water Supply System RB(b)(c)	5.13%	06/01/2018	1,305	1,329,508
				67,630,357

Minnesota–0.85%

Minneapolis (City of) (Fairview Health Services); Series 2008, Health Care System RB(b)(c)	6.50%	11/15/2018	815	854,682
Series 2008, Health Care System RB(INS-AGC) (a)	6.50%	11/15/2038	4,460	4,667,613
Series 2008 A, Health Care System RB(b)(c)	6.75%	11/15/2018	3,000	3,153,090
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC)(a)	5.00%	02/15/2030	1,060	1,130,172
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	5,615	6,227,990
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB(b)(c)	5.75%	07/01/2019	2,000	2,131,140
St. Paul (City of) Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2047	3,000	3,460,200
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	2,000	2,085,800
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,041,520
				24,752,207

Mississippi–0.07%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(l)	0.95%	12/01/2030	750	750,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,243,608
				1,993,608

Missouri–1.19%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC)(a)	5.00%	10/01/2039	2,000	2,100,680
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(b)(c)	5.75%	06/01/2019	2,150	2,282,311
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,723,595
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(e)	5.00%	04/01/2046	1,150	1,173,472

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	$2,250	$2,371,568
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	2,000	2,095,520
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB(b)(c)	5.63%	05/15/2019	2,075	2,193,690
Series 2009, RB	5.63%	05/15/2039	425	449,527
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	997,614
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,351,360
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	2,100	2,313,948
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,333,844
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.38%	11/15/2035	2,250	2,300,985
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	2,007,495
				34,695,609

Montana–0.13%

Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,775,451
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB(b)(c)	5.75%	01/01/2021	1,000	1,123,060
				3,898,511

Nebraska–0.60%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,412,050
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(b)(c)	5.38%	04/01/2019	4,000	4,196,560
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,710,400
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB(b)(c)	5.25%	01/01/2019	1,000	1,039,170
University of Nebraska (Omaha Health & Recreation); Series 2008, RB(b)(c)	5.00%	05/15/2018	1,000	1,016,570
				17,374,750

Nevada–0.48%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,148,400
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,150,080
Series 2010 A, Passenger Facility Charge RB(INS-AGM) (a)	5.25%	07/01/2039	5,500	5,920,915
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds(b)(c)	5.63%	07/01/2018	1,500	1,537,560
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds(b)(c)	5.00%	06/01/2019	800	840,416
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(e)	5.00%	07/15/2047	1,400	1,432,844
				14,030,215

New Hampshire–0.48%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(a)	5.13%	01/01/2030	5,250	5,413,852
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(b)(c)	6.88%	10/01/2019	915	991,128
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,466,500
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,213,388
				14,084,868

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–5.15%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(f)	5.00%	12/01/2024	$4,000	$4,343,440
Landis Sewage Authority (Registered CARS); Series 1993, Sewer Floating Rate RB (INS-NATL)(a)(m)	7.52%	09/19/2019	600	629,682
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.); Series 2012 C, RB	5.00%	07/01/2032	675	653,927
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,294,510
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,270,902
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2009, RB(b)(c)	5.50%	12/15/2018	350	364,963
Series 2009, RB(INS-AGC) (a)	5.50%	12/15/2034	5	5,193
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(f)	5.38%	01/01/2043	1,500	1,671,780
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB(INS-AMBAC) (a)	5.50%	09/01/2024	3,885	4,463,399
Series 2009, School Facilities Construction RB(b)(c)	5.50%	12/15/2018	645	672,909
Series 2009 BB, School Facilities Construction RB(b)(c)	5.00%	09/01/2019	1,750	1,850,817
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,272,310
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,083,680
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,224,730
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	4.00%	07/01/2034	5,000	4,963,950
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	5.00%	07/01/2033	2,800	3,065,160
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	4,000	4,545,240
Series 2011 A, Ref. RB(b)(c)	5.63%	07/01/2021	4,000	4,545,240
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,406,411
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,804,790
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,052,860
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, CAB Transportation System RB(INS-NATL) (a)(g)	0.00%	12/15/2031	7,410	4,204,434
Series 2006 C, Transportation System CAB RB(INS-AGC) (a)(g)	0.00%	12/15/2026	10,000	7,219,800
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,266,580
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,658,784
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,730,300
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,254,900
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	15,550	15,827,256
New Jersey (State of) Turnpike Authority; Series 2009 H, Turnpike RB(b)(c)	5.00%	01/01/2019	350	362,590
Series 2009 H, Turnpike RB	5.00%	01/01/2036	650	672,464
Series 2009 I, RB(b)(c)	5.00%	01/01/2020	2,000	2,139,060
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,786,050
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,846,600
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	9,500	9,181,465
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,665,339
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	3,201,062
				150,202,577

New Mexico–0.33%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/2020	2,000	2,161,400
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,458,545
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(b)(c)(d)	6.38%	08/01/2018	3,000	3,098,010
				9,717,955

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–9.01%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(g)	0.00%	07/15/2035	$5,000	$2,536,650
Series 2009, PILOT RB(b)(c)	6.25%	01/15/2020	2,710	2,976,800
Series 2009, PILOT RB(b)(c)	6.38%	01/15/2020	1,130	1,244,175
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,554,285
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%) (b)(j)	1.52%	11/01/2018	2,000	2,001,880
Long Island Power Authority; Series 2008 A, Electric System General RB(b)(c)	5.50%	05/01/2019	5,000	5,271,850
Series 2008 A, Electric System General RB(b)(c)	6.00%	05/01/2019	5,000	5,306,500
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	2,280	2,682,830
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/2041	2,000	2,202,620
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,406,211
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	5,917,300
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,900,588
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,332,010
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,458,077
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(f)	5.75%	10/01/2036	7,500	7,495,800
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC)(a)	6.38%	01/01/2039	1,000	1,049,020
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(d)	5.00%	06/15/2045	28,610	31,733,068
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(d)	5.25%	01/15/2039	2,000	2,080,020
Series 2013, Sub. Future Tax Sec. RB(d)	5.00%	11/01/2038	5,465	6,236,767
Subseries 2009 A-1, Future Tax Sec. RB(b)(c)(d)	5.00%	05/01/2019	4,455	4,669,508
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/2028	5,570	5,838,196
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/2029	4,455	4,669,508
Subseries 2013, Sub. Future Tax Sec. RB(d)	5.00%	11/01/2042	12,625	14,400,454
New York (City of); Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	993,277
Subseries 2008 L-1, Unlimited Tax GO Bonds(b)(c)	5.00%	04/01/2018	230	232,799
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	1,995	2,019,279
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	10,000	10,981,300
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(d)	5.00%	03/15/2031	21,885	24,134,997
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB(b)(c)	5.00%	05/01/2021	1,000	1,107,760
Series 2011 A, RB(b)(c)	5.00%	05/01/2021	1,000	1,107,760
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,100,810
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(d)	5.00%	03/15/2040	12,030	13,692,546
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(l)	0.98%	11/01/2044	1,300	1,300,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(b)(c)(d)	5.00%	03/15/2019	2,000	2,088,940
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	519,155
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(e)	5.00%	11/15/2044	12,905	13,883,328
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(f)	5.00%	08/01/2026	10,000	10,716,400
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)	5.00%	07/01/2046	15,205	16,645,978
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(g)	0.00%	08/15/2045	57,500	8,689,975

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	$2,135	$2,346,173
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB(c)	5.00%	01/01/2020	1,960	2,029,796
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	14,000	14,243,460
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,233,660
				263,031,510

North Carolina–0.60%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB(b)(c)	5.25%	04/01/2018	5,875	5,950,670
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(f)	5.00%	06/30/2054	5,475	5,866,408
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB(b)(c)	5.00%	06/01/2019	1,000	1,050,520
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,124,220
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB(b)(c)	5.13%	01/01/2019	2,000	2,075,700
Oak Island (Town of); Series 2009, Enterprise System RB(b)(c)	6.00%	06/01/2019	500	532,605
				17,600,123

North Dakota–0.25%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,732,292
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC)(a)	5.13%	02/15/2037	1,000	1,059,490
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,451,475
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,103,720
				7,346,977

Ohio–4.96%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,405,174
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,091,210
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,609,950
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,088,909
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	15,000	16,955,700
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2019	1,000	1,050,520
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	17,216,618
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,869,209
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,646,400
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	5,000	5,622,800
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	5.75%	01/01/2024	760	802,537
Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/2034	2,450	2,582,692
Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB(INS-NATL) (a)	5.50%	01/01/2021	2,365	2,507,444
Series 2008 B-1, Public Power System CAB RB(INS-NATL) (a)(g)	0.00%	11/15/2025	2,895	2,321,008
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,481,350
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,281,666
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,778,120
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,730,105
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,812,160

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	$6,505	$7,018,310
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,821,803
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB(INS-AGM) (a)	5.00%	04/01/2024	1,750	1,779,488
Series 2006 H, Hospital Facilities RB(INS-AGC) (a)	5.00%	02/01/2024	4,810	4,893,694
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,930,880
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,661,040
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	7,500	7,927,725
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB(b)(c)	5.50%	01/01/2019	3,750	3,906,862
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(f)	5.00%	12/31/2025	2,000	2,332,440
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,198,420
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	5,821,452
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(e)(f)	4.50%	01/15/2048	3,000	3,120,750
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA)(f)	6.10%	09/20/2049	2,845	2,919,852
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	4.38%	06/01/2022	1,500	1,483,515
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds(b)(c)	5.00%	06/01/2018	1,000	1,018,170
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,084,690
				144,772,663

Oklahoma–0.67%

Grand River Dam Authority; Series 2008 A, RB(b)(c)	5.00%	06/01/2018	3,735	3,802,865
Series 2008 A, RB(b)(c)	5.00%	06/01/2018	3,735	3,802,865
Series 2008 A, RB(b)(c)	5.00%	06/01/2018	6,350	6,465,379
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(f)	5.00%	06/01/2025	5,000	5,445,800
				19,516,909

Oregon–0.53%

Beaverton School District; Series 2009, Limited Tax GO Bonds(b)(c)	5.00%	06/01/2019	750	787,890
Series 2009, Limited Tax GO Bonds(b)(c)	5.13%	06/01/2019	500	526,180
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,181,220
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,610,970
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	995,013
Portland (Port of); Series 2017 24-B, Airport RB(f)	5.00%	07/01/2042	3,000	3,417,270
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,084,650
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,108,840
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(e)	6.38%	11/01/2033	3,500	3,704,015
				15,416,048

Pennsylvania–2.03%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(b)(c)	5.25%	03/01/2021	700	780,619
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,555,549
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 B, Ref. PCR(b)	4.25%	04/01/2021	3,895	3,855,583

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	$3,500	$3,461,325
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	3,892,735
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,060,660
Erie (City of) Parking Authority; Series 2010, Gtd. RB(b)(c)	5.20%	09/01/2020	260	284,783
Series 2010, Gtd. RB(INS-AGM) (a)	5.20%	09/01/2035	740	794,020
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,208,024
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB(b)(c)	5.50%	04/01/2018	2,250	2,280,780
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(f)	5.50%	11/01/2044	3,300	3,504,006
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/2036	500	543,640
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	4,000	4,199,080
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	250	262,630
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	855	898,195
Series 2009 A, Sub. RB(b)(c)	5.00%	06/01/2019	745	782,637
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	1,165	1,300,967
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	1,235	1,379,137
Subseries 2010 B-2, Sub. RB(b)(c)	5.75%	12/01/2020	2,150	2,400,926
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	415	466,447
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	1,940	2,180,502
Subseries 2010 B-2, Sub. RB(b)(c)	6.00%	12/01/2020	395	443,968
Subseries 2014 A-2, Sub. Conv. CAB RB(h)	5.13%	12/01/2040	5,500	4,585,020
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	4,000	4,599,520
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,940,755
Philadelphia (City of); Ninth Series 2010, Gas Works RB(b)(c)	5.00%	08/01/2020	500	543,790
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	06/01/2026	2,360	2,726,815
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(a)	5.00%	02/01/2031	2,000	2,142,160
State Public School Building Authority (Harrisburg School District); Series 2009, RB(b)(c)	5.00%	05/15/2019	335	351,177
Series 2009, RB(b)(c)	5.00%	05/15/2019	1,330	1,394,226
Series 2009, RB(b)(c)	5.00%	05/15/2019	335	351,177
				59,170,853

Puerto Rico–0.00%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(b)(c)	5.50%	08/01/2019	20	21,274

Rhode Island–0.48%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	538,060
Rhode Island Commerce Corp.; Series 2016 D, Airport RB	5.00%	07/01/2041	3,840	4,310,285
Series 2016 D, Airport RB	5.00%	07/01/2046	6,005	6,697,737
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC)(a)(f)	5.25%	07/01/2028	1,810	1,847,738
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(b)(c)	6.25%	05/15/2019	500	533,795
				13,927,615

South Carolina–1.39%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,330,431
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,147,220

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB(b)(c)	5.00%	01/01/2018	$555	$556,537
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,445	1,449,061
Series 2011 C, Ref. Electric RB(INS-AGC) (a)	5.00%	01/01/2030	500	544,095
Series 2011 D, Ref. Electric RB(INS-AGC) (a)	5.75%	01/01/2034	1,000	1,122,120
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB(b)(c)	5.38%	02/01/2019	2,000	2,086,020
Series 2009 B, Ref. & Improvement Hospital RB(b)(c)	5.50%	02/01/2019	3,000	3,133,320
Series 2009 B, Ref. & Improvement Hospital RB(INS-AGC) (a)	5.00%	02/01/2019	1,000	1,039,550
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,113,260
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2037	1,000	1,054,450
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,043,620
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,192,958
South Carolina (State of) Ports Authority; Series 2015, RB(f)	5.00%	07/01/2045	10,000	11,053,300
South Carolina (State of) Public Service Authority; Series 2008 A, RB(b)(c)	5.50%	01/01/2019	160	166,779
Series 2008 A, RB(b)(c)	5.50%	01/01/2019	1,840	1,917,961
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC)(a)	5.25%	04/15/2022	4,465	4,526,126
				40,476,808

South Dakota–0.34%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,644,615
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,305,440
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(b)(c)	5.50%	08/01/2018	4,000	4,108,360
				10,058,415

Tennessee–1.24%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,128,100
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health); Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	11,273,400
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,603,450
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,156,460
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,591,065
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,157,750
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	8,015	8,955,400
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,684,860
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	520,940
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,223,320
				36,294,745

Texas–10.06%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(f)(i)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,049,180
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC)(a)	5.00%	08/15/2039	1,020	1,044,429
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(b)(c)	5.00%	05/01/2019	1,500	1,571,580
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/2021	500	555,720

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(f)	5.95%	05/15/2033	$1,100	$1,146,695
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB(b)(f)	5.90%	05/01/2028	1,050	1,070,507
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,877,730
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB(b)(c)	5.75%	01/01/2021	1,000	1,123,060
Series 2011, Sr. Lien RB(b)(c)	6.00%	01/01/2021	5,000	5,652,650
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,739,763
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,321,620
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,130,820
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(a)	5.25%	08/15/2034	4,000	4,209,560
Dallas Area Rapid Transit; Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2041	5,535	6,414,401
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,336,100
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,623,555
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(b)(c)	5.00%	02/15/2018	2,840	2,860,902
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,778,580
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,230,103
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds(INS-AGM) (a)	5.25%	08/15/2031	6,665	8,573,389
Series 2009, Sr. Lien Toll Road RB(b)(c)	5.00%	08/15/2019	570	602,114
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	452,442
Series 2009 A, Sr. Lien Toll Road RB(b)(c)	5.00%	08/15/2019	2,920	3,087,024
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	11,000	12,627,340
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB(b)(c)	5.38%	11/15/2018	825	856,457
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,172,072
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(b)(c)	7.25%	12/01/2018	1,000	1,057,820
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB(INS-AGC) (a)	5.00%	11/15/2026	3,860	3,989,889
Series 2008, Thermal Utility RB(INS-AGC) (a)	5.00%	11/15/2027	3,180	3,286,721
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,813,664
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM) (a)(g)	0.00%	09/01/2026	8,750	6,727,263
Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM) (a)(g)	0.00%	09/01/2027	3,600	2,660,148
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	896,586
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(b)(c)	6.50%	05/15/2021	935	1,082,590
Series 2011, RB(b)(c)	6.50%	05/15/2021	805	932,069
Series 2011 A, RB(b)(c)	6.88%	05/15/2021	1,700	1,989,578
Laredo Community College District; Series 2010, Combined Fee RB(b)(c)	5.25%	08/01/2020	1,000	1,094,050
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,096,120
Series 2012, Special Facilities RB(f)	5.00%	11/01/2028	2,000	2,203,320
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2016, Ref. RB	5.00%	05/15/2046	4,000	4,497,680
Lower Colorado River Authority; Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	10	11,343
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,109,524
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(l)	0.95%	11/01/2038	700	700,000
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(b)(c)	6.00%	02/15/2019	2,500	2,629,550

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/2030	$1,750	$1,859,970
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,077,780
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC-Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2037	1,700	1,844,619
Series 2017 A, Student Housing RB	5.00%	04/01/2042	2,500	2,698,525
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,639,121
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	688,169
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	873,226
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,261,388
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,110,760
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2036	3,400	3,814,392
Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	6,750	7,501,815
Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	5,000	5,530,900
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB(b)(c)	5.38%	01/01/2019	815	847,119
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	185	192,796
Series 2008, Ref. First Tier RB(b)(c)	6.00%	01/01/2018	1,755	1,761,230
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	245,870
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	1,475	1,479,823
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	725	727,371
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	1,595	1,600,216
Series 2008, Ref. First Tier System RB(b)(c)	5.63%	01/01/2018	805	807,632
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	430	431,406
Series 2008, Ref. First Tier System RB(INS-AGC) (a)	5.63%	01/01/2033	220	220,719
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (a)(g)	0.00%	01/01/2028	12,800	9,491,840
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (a)(g)	0.00%	01/01/2029	2,165	1,546,654
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (a)(g)	0.00%	01/01/2031	4,710	3,085,992
Series 2008 K-1, Ref. First Tier System RB(b)(c)	5.75%	01/01/2019	1,630	1,702,502
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,070,470
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(b)(c)	5.13%	02/15/2019	1,000	1,042,100
Pflugerville (City of); Series 2009, Limited Tax GO Bonds(b)(c)	5.30%	08/01/2019	860	912,288
Series 2009, Limited Tax GO Ctfs.(b)(c)	5.38%	08/01/2019	755	801,825
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(b)(e)(f)	7.25%	02/13/2020	4,000	4,101,440
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	3,000	3,039,900
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	980,518
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(c)	5.25%	02/15/2018	1,000	1,007,950
Rowlett (City of) (Bayside Public Improvement District North Improvement Area); Series 2016, Special Assessment RB	5.38%	09/15/2030	650	639,235
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	273,114
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.25%	02/15/2019	390	406,992
Series 2009, Ref. & Improvement Limited Tax GO Bonds(b)(c)	5.25%	02/15/2019	105	109,575
Series 2009, Ref. & Improvement Limited Tax GO Bonds(INS-AGC) (a)	5.25%	02/15/2031	5	5,214
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB(INS-AGM) (a)	5.00%	10/01/2032	1,250	1,311,550
Series 2011, Special Project RB(INS-AGM) (a)	5.00%	10/01/2037	1,000	1,049,240
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB(b)(c)	6.13%	11/15/2019	2,000	2,165,560

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	$345	$339,363
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,205,434
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,502,235
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	5,000	5,308,300
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB(b)(c)	6.50%	01/01/2019	875	920,885
Series 2008, Ref. RB(INS-AGC) (a)	5.75%	07/01/2018	610	624,921
Series 2008, Ref. RB(INS-AGC) (a)	6.50%	07/01/2037	3,375	3,538,283
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage Floating Rate RB (CEP-GNMA)(f)(m)	12.42%	07/02/2024	75	77,729
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	7,670	3,485,401
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	9,995	4,327,735
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)(c)(d)	5.00%	04/01/2018	3,650	3,694,421
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB(c)(g)	0.00%	08/15/2027	30	23,895
Series 2002 A, First Tier CAB RB(INS-BHAC) (a)(g)	0.00%	08/15/2027	970	738,626
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(b)(c)	5.00%	05/15/2019	1,610	1,688,938
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,460,039
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,277,560
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	7,044,989
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,084,025
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,282,420
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(f)	5.00%	12/31/2045	7,550	8,340,409
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,009,986
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/2038	3,475	4,154,328
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,354,004
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/2037	3,000	2,954,820
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB(b)(c)	5.13%	07/01/2021	1,655	1,839,814
Series 2011, Hospital RB(b)(c)	5.25%	07/01/2021	2,000	2,231,960
University of Houston; Series 2009, Ref. Consolidated RB(b)(c)	5.00%	02/15/2019	1,000	1,040,010
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds(b)(c)	5.00%	02/15/2018	1,790	1,803,174
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC)(a)	5.38%	11/15/2024	1,300	1,302,106
				293,500,328

Utah–0.64%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM)(a)	5.25%	12/01/2033	710	735,681
Salt Lake City (City of); Series 2017 A, Airport RB(d)(f)	5.00%	07/01/2042	14,000	16,151,240
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	600	601,152
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(b)(c)	5.00%	06/15/2018	1,050	1,070,863
				18,558,936

Vermont–0.15%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,338,967
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,363,975

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont –(continued)

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB(b)(c)	5.00%	06/01/2018	$1,565	$1,593,436
				4,296,378

Virgin Islands–0.21%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	5,500	3,341,250
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	516,375
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	3,500	2,126,250
				5,983,875

Virginia–1.65%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	2,500	2,588,225
Hampton Roads Sanitation District; Series 2008, Wastewater RB(b)(c)	5.00%	04/01/2018	2,000	2,024,480
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,114,470
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	3,889,960
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB(e)	5.00%	07/01/2045	1,000	1,068,780
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(b)(c)	6.00%	12/01/2018	1,000	1,046,060
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(f)	5.00%	07/01/2034	5,000	5,400,700
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/2027	4,465	4,954,855
Series 2012, Sr. Lien RB(f)	5.50%	01/01/2042	4,920	5,468,728
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/2034	6,735	7,274,743
Series 2012, Sr. Lien RB(f)	5.00%	01/01/2040	2,535	2,721,018
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(f)	5.00%	12/31/2049	7,500	8,427,675
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,121,900
				48,101,594

Washington–2.92%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,055,280
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	895	900,925
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds(b)(c)	5.25%	06/01/2018	3,575	3,644,319
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2017, Ref. & Improvement RB	5.00%	12/01/2037	1,125	1,137,341
Seattle (City of); Series 2008, Drainage & Wastewater RB(b)(c)	5.00%	06/01/2018	2,450	2,494,516
Series 2008, Ref. & Improvement Municipal Light & Power RB(b)(c)	5.75%	04/01/2019	2,000	2,109,420
Seattle (Port of); Series 2017 C, Intermediate Lien RB(f)	5.25%	05/01/2042	5,000	5,916,100
Tacoma (Port of); Series 2016 B, Ref. RB(d)(f)	5.00%	12/01/2043	21,525	24,441,638
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/2035	1,250	1,349,913
Series 2011, RB	6.00%	01/01/2031	1,500	1,645,245
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB(b)(c)	5.25%	08/15/2018	1,000	1,027,310
Series 2008 B, RB(b)(c)	6.00%	08/15/2019	2,000	2,146,020
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM)(a)	5.25%	10/01/2033	5,000	5,166,650
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(b)(c)	5.38%	10/01/2019	500	533,055
Series 2009, Ref. RB(b)(c)	5.63%	10/01/2019	1,500	1,605,885
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	2,500	2,561,200

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.50%	07/01/2030	$800	$848,976
Series 2015 A, RB(e)	6.75%	07/01/2035	820	873,874
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	2,003,213
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/2027	1,100	1,103,861
Washington (State of); Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)(c)(d)	5.00%	08/01/2019	21,500	22,720,340
				85,285,081

West Virginia–0.30%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(f)	5.50%	10/15/2037	1,000	1,001,270
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(e)	5.50%	06/01/2037	2,500	2,587,250
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,124,944
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(e)(f)	6.75%	02/01/2026	4,035	3,943,284
				8,656,748

Wisconsin–2.06%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(e)	6.75%	08/01/2031	3,000	3,266,010
Series 2017, Limited Obligation PILOT RB(e)	7.00%	12/01/2050	7,000	8,186,710
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(e)	5.00%	03/01/2052	1,075	1,134,910
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(f)	5.38%	11/01/2021	2,000	2,005,840
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,561,495
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,182,288
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC)(a)	5.13%	02/15/2030	1,500	1,587,255
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB(b)(c)	5.00%	04/01/2019	750	783,690
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB(b)(c)	5.50%	05/01/2021	2,000	2,249,900
Series 2011 A, RB(b)(c)	5.75%	05/01/2021	1,000	1,133,190
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(b)(c)	6.38%	02/15/2019	500	528,125
Series 2009, RB(b)(c)	6.63%	02/15/2019	1,000	1,059,200
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,398,094
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2036	4,500	5,110,425
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,280,200
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	8,105,861
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,154,254
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(e)	5.25%	12/01/2039	5,000	4,708,000
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(b)(c)	5.38%	05/01/2019	225	236,745
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,243,635
Series 2009 A, General Fund Annual Appropriation RB(b)(c)	5.63%	05/01/2019	475	501,443
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,777,540
				60,194,810

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.53%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	$4,000	$4,229,079
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,099,180
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB(b)(c)	5.50%	01/01/2018	2,360	2,367,222
Series 2017 A, Ref. Power Supply RB(INS-BAM) (a)	5.00%	01/01/2047	7,000	7,914,760
				15,610,241
TOTAL INVESTMENTS IN SECURITIES(n)–108.93% (Cost $3,005,142,812)				3,178,170,214
FLOATING RATE NOTE OBLIGATIONS–(9.91)%
Notes with interest and fee rates ranging from 1.50% to 1.89% at 11/30/2017 and contractual maturities of collateral ranging from 05/15/2023 to 04/01/2056 (See Note 1D)(o)				(288,990,000)
OTHER ASSETS LESS LIABILITIES–0.98%				28,550,425
NET ASSETS–100.00%				$2,917,730,639

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.	INS	— Insurer
AGC	— Assured Guaranty Corp.	Jr.	— Junior
AGM	— Assured Guaranty Municipal Corp.	LIBOR	— London Interbank Offered Rate
AMBAC	— American Municipal Bond Assurance Corp.	MFH	— Multi-Family Housing
BAM	— Build America Mutual Assurance Co.	NATL	— National Public Finance Guarantee Corp.
BHAC	— Berkshire Hathaway Assurance Corp.	PCR	— Pollution Control Revenue Bonds
CAB	— Capital Appreciation Bonds	PILOT	— Payment-in-Lieu-of-Tax
CARS	— Convertible Auction Rate Security	RAB	— Revenue Anticipation Bonds
CEP	— Credit Enhancement Provider	RAC	— Revenue Anticipation Certificates
Connie Lee	— Connie Lee Insurance Co.	RB	— Revenue Bonds
Conv.	— Convertible	Ref.	— Refunding
COP	— Certificates of Participation	RN	— Revenue Notes
CR	— Custodial Receipts	Sec.	— Secured
Ctfs.	— Certificates	SIFMA	— Securities Industry and Financial Markets Association
FHA	— Federal Housing Administration	Sr.	— Senior
FTA	— Federal Transit Administration	Sub.	— Subordinated
GNMA	— Government National Mortgage Association	USD	— U.S. Dollar
GO	— General Obligation	VRD	— Variable Rate Demand
Gtd.	— Guaranteed	Wts.	— Warrants
IDR	— Industrial Development Revenue Bonds

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $156,605,422, which represented 5.37% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2017 was $596,106, which represented less than 1% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(k)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,155,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(m)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $707,411, which represented less than 1% of the Fund’s Net Assets.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Fund’s investments with a value of $462,725,308 are held by TOB Trusts and serve as collateral for the $288,990,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this

Invesco Municipal Income Fund

C.	Country Determination – (continued)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described,

Invesco Municipal Income Fund

D. Floating Rate Note Obligations – (continued)

the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Municipal Income Fund

lnvesco New York Tax Free Income Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	VK-NYTFI-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–111.27%(a)

New York–106.61%

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM)(b)	5.00%	12/15/2025	$500	$538,500
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(c)(d)	6.25%	11/15/2020	1,000	1,131,790
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	532,110
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	558,345
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	3,685	1,955,629
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	685	752,438
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	475	522,994
Series 2016 A, PILOT Ref. RB(f)	5.00%	07/15/2042	4,795	5,328,204
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,125,450
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,139,618
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	868,205
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	530,635
Build NYC Resource Corp. (Manhattan College); Series 2017, Ref. RB	5.00%	08/01/2047	470	538,954
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(g)(h)	5.00%	01/01/2035	1,100	1,262,690
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	350	378,784
Series 2012, RB	5.00%	08/01/2042	1,750	1,876,630
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,309,431
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	666,948
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	965	948,045
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(f)	5.25%	05/01/2030	2,850	3,178,605
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,315,641
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB(c)(d)	5.75%	07/01/2019	1,340	1,427,435
Series 2017, Ref. RB	5.00%	07/01/2037	395	451,129
Hudson Yards Infrastructure Corp.; Series 2012 A, Sr. RB(c)(d)	5.75%	02/15/2021	840	946,529
Series 2012 A, Sr. RB	5.75%	02/15/2047	560	628,594
Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	1,400	1,625,974
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	310	305,412
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,010,670
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (b)(e)	0.00%	06/01/2018	2,000	1,987,400
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	355	374,301
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	756,682
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	935	1,107,685
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	745	876,627
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB(e)	0.00%	11/15/2040	3,750	1,651,612
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.00%	11/15/2019	1,500	1,598,880
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.25%	11/15/2019	615	658,474
Series 2012 H, RB	5.00%	11/15/2030	750	846,795
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,148,070
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%) (c)(i)	1.65%	02/01/2022	1,000	1,001,720
Subseries 2008 D-2, VRD RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (j)(k)	0.93%	11/01/2035	1,700	1,700,000

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	$370	$395,574
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/2036	875	965,116
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	911,424
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB(f)	5.00%	11/15/2051	4,905	5,290,288
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	182,448
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	11,043
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,031,909
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	806,018
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,120
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	741,383
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	601,919
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/2022	2,000	2,105,740
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	955,176
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB(f)	5.25%	10/15/2057	3,115	3,652,805
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(g)	5.65%	10/01/2028	505	503,510
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC)(b)	5.00%	01/01/2036	1,140	1,158,571
New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,117,140
Series 2017 DD, Water & Sewer System RB(f)	5.25%	06/15/2047	2,250	2,689,133
Subseries 2011 A-1, VRD Water & Sewer System RB(j)	0.95%	06/15/2044	1,650	1,650,000
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	512,980
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	874,497
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2027	1,310	1,364,339
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2039	1,000	1,040,010
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	616,497
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(f)	5.00%	05/01/2019	605	634,131
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2028	755	791,353
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2029	605	634,131
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	730,198
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,138,990
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	898,178
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(c)(d)	5.00%	10/01/2018	800	824,664
New York (City of); Series 2008, Unlimited Tax GO Bonds(c)(d)	5.50%	11/15/2018	1,750	1,819,300
Series 2016 B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,160,870
Subseries 2008 G-1, Unlimited Tax GO Bonds(c)(d)	6.25%	12/15/2018	390	409,781
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,509
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)(d)	5.00%	02/01/2018	405	407,414
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB(e)	0.00%	06/01/2038	1,685	488,936
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	699,554
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,111,080
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2027	710	893,677
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2030	750	969,818
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2031	555	725,590

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	$510	$561,041
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB(c)(d)	5.75%	03/15/2019	1,000	1,053,280
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL)(b)	5.25%	07/01/2028	935	1,100,280
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB(c)(d)	5.00%	07/01/2018	500	510,820
Series 2011 A, RB	5.13%	07/01/2029	500	556,205
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,284,436
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,045,510
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL)(b)	5.50%	07/01/2023	1,250	1,470,725
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/2027	100	100,289
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (b)(g)	5.25%	02/15/2028	1,775	1,821,842
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	957,513
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(c)(d)	5.13%	07/01/2019	1,250	1,319,450
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB(c)(d)	6.00%	07/01/2020	1,500	1,664,220
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (b)	5.50%	07/01/2031	1,070	1,353,839
Series 2017 A, Ref. RB	5.00%	07/01/2043	470	547,719
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB(c)(d)	5.50%	05/01/2019	1,250	1,318,862
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB(h)	5.00%	12/01/2045	425	457,691
Series 2017, Ref. RB(h)	5.00%	12/01/2036	900	986,886
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB(c)(d)	5.00%	05/01/2023	20	23,239
Series 2013 A, RB	5.00%	05/01/2029	980	1,099,325
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,012,089
Series 2016, Ref. RB	5.00%	07/01/2039	500	569,025
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,342,012
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	837,930
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB(c)(d)	7.50%	10/01/2018	2,000	2,102,560
Series 2008 D, RB(c)(d)	5.75%	10/01/2018	500	518,485
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,361,117
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	518,745
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,366,909
New York (State of) Dormitory Authority (The New School); Series 2010, RB(c)(d)	5.50%	07/01/2020	1,245	1,365,665
Series 2011, Ref. RB	5.00%	07/01/2031	750	819,915
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2039	630	694,084
Series 2014 A, RB	5.50%	01/01/2044	700	769,062
New York (State of) Dormitory Authority (University of New York Dormitory Facilities); Series 2017 A, Ref. RB	5.00%	07/01/2046	935	1,082,861
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB(c)(d)	5.00%	10/01/2019	1,385	1,471,923
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (b)	5.00%	10/01/2024	115	121,489
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	699,498
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(j)	0.98%	11/01/2044	2,000	2,000,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	806,570

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	10/01/2018	$500	$515,205
Series 2009 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	04/01/2019	500	522,660
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,817,802
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,509,365
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,708,425
Series 2016 B, CAB Sub. Lien RB(e)	0.00%	11/15/2044	3,270	1,145,710
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(h)	5.00%	11/15/2044	1,505	1,619,094
Series 2014, Class 3, Ref. Liberty RB(h)	7.25%	11/15/2044	415	497,763
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	972,038
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,540,806
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,291,909
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,124,103
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,585,841
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB(d)	5.50%	04/15/2035	310	424,855
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	766,950
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(g)	5.00%	08/01/2026	1,070	1,146,655
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)(g)	5.00%	07/01/2046	1,750	1,915,848
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(g)	5.00%	04/01/2029	725	810,159
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	307,942
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/15/2023	935	1,079,570
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	997,627
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,131,563
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(d)	5.13%	07/01/2019	750	791,670
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.)(g)(k)	5.38%	12/01/2036	1,000	1,001,850
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(e)	0.00%	08/15/2045	4,000	604,520
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(e)	0.00%	08/15/2060	25,000	849,500
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(f)	5.00%	10/15/2031	2,765	3,257,585
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(h)	5.38%	01/01/2027	965	965,000
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	506,580
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	461,567
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(g)	5.00%	01/01/2034	1,080	1,217,344
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(g)	5.00%	11/01/2036	1,000	1,057,310
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	270,828
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,287,300
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB(c)(d)	4.75%	05/15/2018	200	203,164
Series 2013 C, RB(f)	5.00%	11/15/2038	2,790	3,134,035
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,346,050

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement RB	5.00%	06/01/2048	$930	$946,173
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,520,657
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC)(b)	5.25%	03/01/2018	200	200,588
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,050,900
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	850,970
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(g)(h)	7.00%	06/01/2046	315	317,967
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,088,180
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,322,817
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,041,280
				180,508,285

Guam–3.55%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(c)(d)	5.63%	12/01/2019	135	145,610
Series 2009 A, Limited Obligation RB(c)(d)	5.75%	12/01/2019	1,250	1,351,287
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	750	817,410
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/2040	450	475,335
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	645,112
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB(c)(d)	5.63%	07/01/2020	740	810,034
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	358,095
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	588,467
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	814,432
				6,005,782

Virgin Islands–1.11%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(g)	5.00%	09/01/2029	665	659,088
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	700	383,250
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	770	835,188
				1,877,526
TOTAL INVESTMENTS IN SECURITIES(l)–111.27% (Cost $178,635,123)				188,391,593
FLOATING RATE NOTE OBLIGATIONS–(11.77)%
Notes with interest and fee rates ranging from 1.49% to 1.56% at 11/30/2017 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1D)(m)				(19,920,000)
OTHER ASSETS LESS LIABILITIES–0.50%				840,016
NET ASSETS–100.00%				$169,311,609

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

LIBOR	—London Interbank Offered Rate
NATL	—National Public Finance Guarantee Corp.
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(g)	Security subject to the alternative minimum tax.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $6,942,279, which represented 4.10% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Fund’s investments with a value of $32,910,467 are held by TOB Trusts and serve as collateral for the $19,920,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this

Invesco New York Tax Free Income Fund

C.	Country Determination – (continued)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the

Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2017

invesco.com/us	TEC-QTR-1 11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.20%

Alabama–6.34%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	1.00%	07/01/2040	$1,200	$1,200,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)(d)	0.99%	04/01/2028	1,060	1,060,000
				2,260,000

Arizona–1.15%

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	1.00%	06/15/2031	410	410,000

California–0.87%

California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (a)(b)	0.94%	05/01/2034	310	310,000

Colorado–0.45%

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	1.06%	07/01/2034	160	160,000

Delaware–0.13%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.98%	09/01/2036	45	45,000

District of Columbia–3.04%

District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada) (a)(b)	0.99%	10/01/2036	735	735,000
Metropolitan Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)	0.97%	10/01/2039	350	350,000
				1,085,000

Florida–4.43%

Miami-Dade (County of); Florida Series 2014 A, VRD Seaport RB (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (a)(b)	0.97%	10/01/2050	700	700,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The)) (a)(b)	1.00%	11/01/2036	35	35,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (a)(b)	0.97%	11/01/2038	845	845,000
				1,580,000

Georgia–2.13%

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.96%	09/01/2035	760	760,000

Illinois–4.73%

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)	1.12%	08/01/2030	300	300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.95%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The)) (a)(b)	0.95%	01/01/2037	565	565,000
				1,685,000

Indiana–7.43%

Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.98%	08/01/2028	200	200,000
Huntington (City of) (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	1.06%	08/01/2037	205	205,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (a)(b)(c)	1.00%	06/01/2035	$525	$525,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris Bank N.A.) (a)(b)(e)	1.02%	03/01/2022	965	965,000
Purdue University; Series 2011 A, VRD COP (a)	0.90%	07/01/2035	554	553,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	1.04%	10/01/2019	200	200,000
				2,648,500

Louisiana–2.93%

Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(e)	1.10%	12/01/2027	700	700,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	1.02%	07/01/2047	345	345,000
				1,045,000

Massachusetts–2.81%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	1.30%	03/01/2039	1,000	1,000,000

Michigan–1.59%

Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.97%	03/01/2031	565	565,000

Minnesota–1.74%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	1.06%	11/15/2031	95	95,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.98%	10/01/2033	525	525,000
				620,000

Mississippi–2.89%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR (a)	0.98%	12/01/2030	1,030	1,030,000

Missouri–4.36%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	1.01%	11/01/2037	1,355	1,355,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.99%	02/01/2031	200	200,000
				1,555,000

Nevada–1.96%

Truckee Meadows Water Authority; Series 2006 B, Commercial Paper Notes (LOC-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)	0.95%	01/03/2018	700	700,000

New York–5.25%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.) (a)(b)	1.02%	05/01/2039	500	500,000
New York (State of) Housing Finance Agency (572 11th Ave); Series 2017 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)	1.42%	11/01/2049	500	500,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB(LOC-Bank of China Ltd.) (a)(b)	1.50%	11/01/2049	450	450,000
Series 2016 B-1, VRD RB(LOC-Bank of China Ltd.) (a)(b)	1.42%	11/01/2049	420	420,000
				1,870,000

North Carolina–1.82%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.87%	12/01/2021	650	650,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–1.99%

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.98%	08/02/2038	$710	$710,000

Oregon–2.64%

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.99%	08/01/2034	315	315,000
Portland (Port of) (Portland International Airport); Series 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.) (a)(b)(e)	1.08%	07/01/2026	625	625,000
				940,000

Pennsylvania–5.04%

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.96%	06/01/2037	955	955,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.97%	09/01/2028	250	250,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.98%	11/01/2029	590	590,000
				1,795,000

Tennessee–1.18%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	1.09%	06/01/2024	420	420,000

Texas–15.78%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.99%	08/01/2035	1,205	1,205,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.99%	02/15/2042	200	200,000
Houston (City of); Series 2017 G-2, GO Commercial Paper Notes (LOC-Barclays Bank PLC) (b)	1.00%	12/13/2017	800	800,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.97%	01/01/2049	490	490,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	1.04%	04/01/2026	498	498,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	1.00%	05/01/2042	710	710,000
Texas (State of); Series 2017, TRAN	4.00%	08/30/2018	1,000	1,021,974
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.88%	08/01/2025	700	700,000
				5,624,974

Utah–4.00%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (a)(b)(c)	0.93%	11/01/2024	1,100	1,100,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.96%	05/15/2035	100	100,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	1.03%	04/01/2042	225	225,000
				1,425,000

Virginia–2.81%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds (a)	0.98%	08/01/2037	400	400,000
University of Virginia: Series 2017 A, Commercial Paper Notes	0.98%	01/03/2018	600	600,000
				1,000,000

Washington–1.54%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco) (a)(b)	0.99%	09/01/2049	550	550,000

West Virginia–3.93%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.98%	01/01/2034	1,400	1,400,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–4.24%

Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	1.17%	09/01/2019	$1,100	$ 1,100,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	400	413,015
				1,513,015
TOTAL INVESTMENTS IN SECURITIES(f)(g)–99.20% (Cost $35,356,489)				$ 35,356,489
OTHER ASSETS LESS LIABILITIES–0.80%				284,838
NET ASSETS–100.00%				$ 35,641,327

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.4%; other countries less than 5% each: 4.8%.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $1,480,000, which represented 4.15% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.4%

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.